================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               January 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
   U.S. Large Company Portfolio............................................   2
   U.S. Large Cap Value Portfolio II.......................................  14
   U.S. Large Cap Value Portfolio III......................................  15
   LWAS/DFA U.S. High Book to Market Portfolio.............................  16
   DFA International Value Portfolio.......................................  17
   DFA International Value Portfolio II....................................  18
   DFA International Value Portfolio III...................................  19
   DFA International Value Portfolio IV....................................  20
   Tax-Managed U.S. Marketwide Value Portfolio II..........................  21
   Emerging Markets Portfolio II...........................................  22
   LWAS/DFA Two-Year Fixed Income Portfolio................................  23
   LWAS/DFA Two-Year Government Portfolio..................................  26
   Global Equity Portfolio.................................................  28
   Global Allocation 60/40 Portfolio.......................................  30
   Global Allocation 25/75 Portfolio.......................................  32

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................  34
   Security Valuation......................................................  34
   Financial Instruments...................................................  35
   Federal Tax Cost........................................................  35
   Recently Issued Accounting Standards....................................  36
   Other...................................................................  36
   Subsequent Event Evaluations............................................  37

THE DFA INVESTMENT TRUST COMPANY

SCHEDULE OF INVESTMENTS
   The U.S. Large Cap Value Series.........................................  38
   The DFA International Value Series......................................  45
   The Emerging Markets Series.............................................  58
   The Tax-Managed U.S. Marketwide Value Series............................  81

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................ 107
   Security Valuation...................................................... 107
   Financial Instruments................................................... 108
   Federal Tax Cost........................................................ 108
   Recently Issued Accounting Standards.................................... 108
   Other................................................................... 109
   Subsequent Event Evaluations............................................ 109

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   GNMA     Government National Mortgage Association
   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of
            Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from Securities on Loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of
            Investments.
   o        Security is being fair valued as of January 31, 2014.
   --       Amounts designated as -- are either zero or rounded to zero.
   (r)      The adjustable/variable rate shown is effective as of January 31,
            2014.
   (S)      Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
 COMMON STOCKS -- (96.4%)
 Consumer Discretionary -- (11.9%)
 #*  Amazon.com, Inc.....................................   114,926 $41,222,807
 #*  AutoNation, Inc.....................................    20,012     988,393
 *   AutoZone, Inc.......................................    10,549   5,222,388
 *   Bed Bath & Beyond, Inc..............................    66,564   4,250,111
     Best Buy Co., Inc...................................    84,729   1,994,521
     BorgWarner, Inc.....................................    70,536   3,787,783
 #   Cablevision Systems Corp. Class A...................    66,359   1,064,398
 *   CarMax, Inc.........................................    69,230   3,122,965
     Carnival Corp.......................................   135,774   5,320,983
     CBS Corp. Class B...................................   172,987  10,157,797
 *   Chipotle Mexican Grill, Inc.........................     9,592   5,294,400
 #   Coach, Inc..........................................    86,935   4,163,317
     Comcast Corp. Class A...............................   807,775  43,983,349
     Darden Restaurants, Inc.............................    40,472   2,000,936
     Delphi Automotive P.L.C.............................    86,799   5,285,191
 *   DIRECTV.............................................   151,470  10,516,562
 *   Discovery Communications, Inc. Class A..............    69,952   5,580,771
 *   Dollar General Corp.................................    91,328   5,143,593
 *   Dollar Tree, Inc....................................    64,503   3,258,692
 #   DR Horton, Inc......................................    88,090   2,068,353
 #   Expedia, Inc........................................    31,920   2,074,162
     Family Dollar Stores, Inc...........................    29,970   1,852,745
     Ford Motor Co....................................... 1,222,655  18,290,919
 *   Fossil Group, Inc...................................    15,230   1,703,171
 #   GameStop Corp. Class A..............................    36,235   1,270,761
     Gannett Co., Inc....................................    70,640   1,944,719
     Gap, Inc. (The).....................................    82,109   3,126,711
 #   Garmin, Ltd.........................................    38,123   1,717,441
 *   General Motors Co...................................   353,042  12,737,755
 #   Genuine Parts Co....................................    47,846   3,935,333
     Goodyear Tire & Rubber Co. (The)....................    76,531   1,810,723
     Graham Holdings Co. Class B.........................     1,350     845,181
     H&R Block, Inc......................................    84,703   2,574,971
     Harley-Davidson, Inc................................    68,537   4,228,048
     Harman International Industries, Inc................    20,939   2,165,721
 #   Hasbro, Inc.........................................    35,796   1,758,300
     Home Depot, Inc. (The)..............................   436,507  33,545,563
     International Game Technology.......................    77,151   1,113,289
     Interpublic Group of Cos., Inc. (The)...............   129,022   2,105,639
     Johnson Controls, Inc...............................   212,329   9,792,613
 #   Kohl's Corp.........................................    62,394   3,159,008
     L Brands, Inc.......................................    75,582   3,957,473
 #   Leggett & Platt, Inc................................    43,771   1,314,005
 #   Lennar Corp. Class A................................    51,826   2,081,332
     Lowe's Cos., Inc....................................   324,175  15,006,061
     Macy's, Inc.........................................   114,218   6,076,398
 #   Marriott International, Inc. Class A................    69,636   3,433,055
     Mattel, Inc.........................................   104,904   3,969,567
     McDonald's Corp.....................................   308,429  29,044,759
 *   Michael Kors Holdings, Ltd..........................    55,605   4,444,508
 *   Mohawk Industries, Inc..............................    18,910   2,688,624

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U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Consumer Discretionary -- (Continued)
 *   Netflix, Inc.......................................    18,368 $  7,518,573
     Newell Rubbermaid, Inc.............................    89,023    2,750,811
 *   News Corp. Class A.................................   154,306    2,462,724
     NIKE, Inc. Class B.................................   231,617   16,873,298
     Nordstrom, Inc.....................................    44,352    2,548,022
 *   O'Reilly Automotive, Inc...........................    33,267    4,357,312
     Omnicom Group, Inc.................................    79,774    5,789,997
 #   PetSmart, Inc......................................    32,153    2,025,639
 *   priceline.com, Inc.................................    15,941   18,250,691
     PulteGroup, Inc....................................   106,862    2,171,436
     PVH Corp...........................................    25,285    3,056,198
     Ralph Lauren Corp..................................    18,482    2,899,641
     Ross Stores, Inc...................................    67,165    4,561,175
     Scripps Networks Interactive, Inc. Class A.........    33,959    2,462,707
 #   Staples, Inc.......................................   204,733    2,694,286
     Starbucks Corp.....................................   233,593   16,613,134
     Starwood Hotels & Resorts Worldwide, Inc...........    59,363    4,435,010
     Target Corp........................................   195,928   11,097,362
     Tiffany & Co.......................................    34,134    2,839,607
     Time Warner Cable, Inc.............................    87,377   11,644,733
     Time Warner, Inc...................................   280,436   17,619,794
     TJX Cos., Inc......................................   220,450   12,645,012
     Tractor Supply Co..................................    43,268    2,877,755
 #*  TripAdvisor, Inc...................................    34,347    2,651,245
     Twenty-First Century Fox, Inc. Class A.............   608,269   19,355,120
 *   Urban Outfitters, Inc..............................    33,804    1,210,859
     VF Corp............................................   109,184    6,381,805
     Viacom, Inc. Class B...............................   125,799   10,328,098
     Walt Disney Co. (The)..............................   506,574   36,782,338
     Whirlpool Corp.....................................    24,331    3,243,322
     Wyndham Worldwide Corp.............................    40,391    2,865,338
     Wynn Resorts, Ltd..................................    25,037    5,443,545
     Yum! Brands, Inc...................................   138,039    9,269,319
                                                                   ------------
 Total Consumer Discretionary...........................            605,921,771
                                                                   ------------
 Consumer Staples -- (9.2%)
     Altria Group, Inc..................................   619,943   21,834,392
     Archer-Daniels-Midland Co..........................   203,951    8,051,985
     Avon Products, Inc.................................   134,455    2,002,035
     Beam, Inc..........................................    50,546    4,210,482
     Brown-Forman Corp. Class B.........................    50,224    3,867,248
 #   Campbell Soup Co...................................    55,657    2,293,625
 #   Clorox Co. (The)...................................    40,000    3,530,800
     Coca-Cola Co. (The)................................ 1,177,169   44,520,532
     Coca-Cola Enterprises, Inc.........................    74,848    3,240,170
     Colgate-Palmolive Co...............................   272,447   16,681,930
     ConAgra Foods, Inc.................................   130,770    4,157,178
 *   Constellation Brands, Inc. Class A.................    51,646    3,959,699
     Costco Wholesale Corp..............................   135,432   15,217,139
     CVS Caremark Corp..................................   368,942   24,984,752
     Dr Pepper Snapple Group, Inc.......................    62,193    2,977,801
     Estee Lauder Cos., Inc. (The) Class A..............    79,367    5,455,688
     General Mills, Inc.................................   196,602    9,440,828

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Consumer Staples -- (Continued)
     Hershey Co. (The)..................................    46,436 $  4,615,738
     Hormel Foods Corp..................................    41,723    1,895,893
     JM Smucker Co. (The)...............................    32,590    3,141,350
     Kellogg Co.........................................    79,712    4,621,702
     Kimberly-Clark Corp................................   118,296   12,938,034
     Kraft Foods Group, Inc.............................   184,702    9,669,150
     Kroger Co. (The)...................................   161,313    5,823,399
     Lorillard, Inc.....................................   114,182    5,620,038
     McCormick & Co., Inc...............................    40,932    2,627,016
     Mead Johnson Nutrition Co..........................    62,609    4,814,006
     Molson Coors Brewing Co. Class B...................    49,011    2,579,939
     Mondelez International, Inc. Class A...............   543,621   17,803,588
 *   Monster Beverage Corp..............................    42,099    2,858,522
     PepsiCo, Inc.......................................   475,369   38,200,653
     Philip Morris International, Inc...................   496,622   38,806,043
     Procter & Gamble Co. (The).........................   842,568   64,557,560
     Reynolds American, Inc.............................    97,164    4,712,454
     Safeway, Inc.......................................    76,500    2,389,860
 #   Sysco Corp.........................................   180,271    6,323,907
 #   Tyson Foods, Inc. Class A..........................    84,193    3,148,818
     Wal-Mart Stores, Inc...............................   501,495   37,451,647
     Walgreen Co........................................   269,943   15,481,231
     Whole Foods Market, Inc............................   115,351    6,028,243
                                                                   ------------
 Total Consumer Staples.................................            472,535,075
                                                                   ------------
 Energy -- (9.7%)
     Anadarko Petroleum Corp............................   155,997   12,587,398
     Apache Corp........................................   123,751    9,932,255
     Baker Hughes, Inc..................................   137,386    7,781,543
     Cabot Oil & Gas Corp...............................   130,544    5,219,149
 *   Cameron International Corp.........................    73,733    4,421,768
 #   Chesapeake Energy Corp.............................   156,682    4,216,313
     Chevron Corp.......................................   596,125   66,545,434
     ConocoPhillips.....................................   379,743   24,664,308
 #   CONSOL Energy, Inc.................................    70,965    2,650,543
 *   Denbury Resources, Inc.............................   113,662    1,826,548
     Devon Energy Corp..................................   118,297    7,005,548
 #   Diamond Offshore Drilling, Inc.....................    21,548    1,045,940
     Ensco P.L.C. Class A...............................    72,406    3,647,090
     EOG Resources, Inc.................................    84,614   13,981,617
     EQT Corp...........................................    46,717    4,335,805
     Exxon Mobil Corp................................... 1,354,106  124,794,409
 *   FMC Technologies, Inc..............................    73,335    3,625,682
     Halliburton Co.....................................   262,924   12,885,905
 #   Helmerich & Payne, Inc.............................    33,211    2,923,896
     Hess Corp..........................................    88,169    6,655,878
     Kinder Morgan, Inc.................................   208,703    7,097,989
     Marathon Oil Corp..................................   215,935    7,080,509
     Marathon Petroleum Corp............................    93,309    8,122,549
 #   Murphy Oil Corp....................................    54,481    3,084,169
     Nabors Industries, Ltd.............................    80,513    1,375,162
     National Oilwell Varco, Inc........................   132,698    9,953,677
 *   Newfield Exploration Co............................    42,194    1,045,145

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Energy -- (Continued)
     Noble Corp. P.L.C..................................    78,548 $  2,437,344
     Noble Energy, Inc..................................   111,365    6,941,381
     Occidental Petroleum Corp..........................   249,854   21,879,715
     ONEOK, Inc.........................................    63,943    4,379,456
 #   Peabody Energy Corp................................    83,643    1,426,113
     Phillips 66........................................   185,838   13,582,899
     Pioneer Natural Resources Co.......................    44,208    7,485,299
     QEP Resources, Inc.................................    55,574    1,716,681
     Range Resources Corp...............................    50,656    4,366,041
 *   Rowan Cos. P.L.C. Class A..........................    38,509    1,208,027
     Schlumberger, Ltd..................................   408,216   35,747,475
 *   Southwestern Energy Co.............................   108,704    4,423,166
     Spectra Energy Corp................................   207,692    7,466,527
     Tesoro Corp........................................    41,174    2,121,285
 #   Transocean, Ltd....................................   105,066    4,547,257
     Valero Energy Corp.................................   167,248    8,546,373
     Williams Cos., Inc. (The)..........................   211,842    8,577,483
 #*  WPX Energy, Inc....................................    62,245    1,185,767
                                                                   ------------
 Total Energy...........................................            496,544,518
                                                                   ------------
 Financials -- (13.7%)
     ACE, Ltd...........................................   105,410    9,888,512
     Aflac, Inc.........................................   144,474    9,070,078
     Allstate Corp. (The)...............................   140,989    7,218,637
     American Express Co................................   285,573   24,279,416
     American International Group, Inc..................   456,382   21,888,081
     Ameriprise Financial, Inc..........................    60,302    6,370,303
     Aon P.L.C..........................................    93,316    7,508,205
     Assurant, Inc......................................    22,540    1,472,989
     Bank of America Corp............................... 3,306,175   55,378,431
     Bank of New York Mellon Corp. (The)................   356,007   11,377,984
     BB&T Corp..........................................   218,505    8,174,272
 *   Berkshire Hathaway, Inc. Class B...................   557,954   62,267,666
     BlackRock, Inc.....................................    39,385   11,834,011
     Capital One Financial Corp.........................   178,714   12,618,996
 *   CBRE Group, Inc. Class A...........................    86,286    2,290,030
     Charles Schwab Corp. (The).........................   359,656    8,926,662
     Chubb Corp. (The)..................................    78,038    6,597,333
 #   Cincinnati Financial Corp..........................    45,704    2,214,359
     Citigroup, Inc.....................................   940,137   44,590,698
     CME Group, Inc.....................................    97,713    7,305,024
     Comerica, Inc......................................    56,697    2,596,723
     Discover Financial Services........................   148,475    7,965,684
 *   E*TRADE Financial Corp.............................    89,023    1,782,240
     Fifth Third Bancorp................................   273,652    5,752,165
     Franklin Resources, Inc............................   125,146    6,508,843
 *   Genworth Financial, Inc. Class A...................   153,205    2,259,774
     Goldman Sachs Group, Inc. (The)....................   130,654   21,442,934
     Hartford Financial Services Group, Inc.............   138,582    4,607,852
     Hudson City Bancorp, Inc...........................   147,414    1,332,623
     Huntington Bancshares, Inc.........................   257,435    2,334,935
     IntercontinentalExchange Group, Inc................    35,658    7,445,034
     Invesco, Ltd.......................................   137,403    4,568,650

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
     JPMorgan Chase & Co................................ 1,165,234 $ 64,507,354
     KeyCorp............................................   277,941    3,546,527
 #   Legg Mason, Inc....................................    32,905    1,393,527
     Leucadia National Corp.............................    97,176    2,655,820
     Lincoln National Corp..............................    81,320    3,905,800
     Loews Corp.........................................    94,806    4,227,400
 #   M&T Bank Corp......................................    40,367    4,501,324
     Marsh & McLennan Cos., Inc.........................   170,104    7,775,454
     McGraw Hill Financial, Inc.........................    83,940    6,382,798
     MetLife, Inc.......................................   347,493   17,044,532
     Moody's Corp.......................................    58,673    4,375,832
     Morgan Stanley.....................................   429,448   12,673,010
     NASDAQ OMX Group, Inc. (The).......................    35,841    1,367,334
     Northern Trust Corp................................    69,633    4,193,299
 #   People's United Financial, Inc.....................    98,509    1,399,813
     PNC Financial Services Group, Inc. (The)...........   164,937   13,175,168
     Principal Financial Group, Inc.....................    84,858    3,697,263
     Progressive Corp. (The)............................   171,102    3,976,410
     Prudential Financial, Inc..........................   143,516   12,111,315
     Regions Financial Corp.............................   426,999    4,342,580
     SLM Corp...........................................   135,228    3,077,789
     State Street Corp..................................   136,077    9,110,355
     SunTrust Banks, Inc................................   165,918    6,142,284
     T Rowe Price Group, Inc............................    80,873    6,343,678
 #   Torchmark Corp.....................................    28,027    2,106,229
     Travelers Cos., Inc. (The).........................   112,850    9,172,448
     U.S. Bancorp.......................................   566,099   22,491,113
     Unum Group.........................................    80,952    2,606,654
     Wells Fargo & Co................................... 1,485,843   67,368,122
     XL Group P.L.C.....................................    87,663    2,519,435
 #   Zions BanCorp......................................    57,225    1,645,219
                                                                   ------------
 Total Financials.......................................            699,705,030
                                                                   ------------
 Health Care -- (13.0%)
     Abbott Laboratories................................   479,270   17,570,038
     AbbVie, Inc........................................   493,119   24,276,248
 *   Actavis P.L.C......................................    53,950   10,195,471
     Aetna, Inc.........................................   113,914    7,783,744
     Agilent Technologies, Inc..........................   102,536    5,962,468
 *   Alexion Pharmaceuticals, Inc.......................    60,777    9,647,133
     Allergan, Inc......................................    92,111   10,555,921
     AmerisourceBergen Corp.............................    71,303    4,792,988
     Amgen, Inc.........................................   233,756   27,805,276
     Baxter International, Inc..........................   168,220   11,489,426
     Becton Dickinson and Co............................    60,163    6,504,824
 *   Biogen Idec, Inc...................................    73,219   22,891,188
 *   Boston Scientific Corp.............................   413,878    5,599,769
     Bristol-Myers Squibb Co............................   510,378   25,503,589
     Cardinal Health, Inc...............................   105,847    7,199,713
 *   CareFusion Corp....................................    65,509    2,670,802
 *   Celgene Corp.......................................   127,729   19,405,867
 *   Cerner Corp........................................    91,505    5,205,719
     Cigna Corp.........................................    85,679    7,394,954

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Health Care -- (Continued)
     Covidien P.L.C.....................................   142,585 $  9,730,000
     CR Bard, Inc.......................................    24,144    3,128,821
 *   DaVita HealthCare Partners, Inc....................    54,722    3,553,099
     DENTSPLY International, Inc........................    44,218    2,040,219
 #*  Edwards Lifesciences Corp..........................    33,913    2,208,415
     Eli Lilly & Co.....................................   307,320   16,598,353
 *   Express Scripts Holding Co.........................   249,773   18,655,545
 *   Forest Laboratories, Inc...........................    73,487    4,872,188
 #*  Gilead Sciences, Inc...............................   475,291   38,332,219
 *   Hospira, Inc.......................................    51,416    2,262,818
     Humana, Inc........................................    48,328    4,702,314
 #*  Intuitive Surgical, Inc............................    11,799    4,809,036
     Johnson & Johnson..................................   874,559   77,372,235
 #*  Laboratory Corp. of America Holdings...............    27,091    2,433,585
     McKesson Corp......................................    71,203   12,418,515
     Medtronic, Inc.....................................   309,458   17,502,944
     Merck & Co., Inc...................................   905,709   47,975,406
 *   Mylan, Inc.........................................   118,674    5,388,986
 #   Patterson Cos., Inc................................    25,842    1,032,646
     PerkinElmer, Inc...................................    34,838    1,518,937
     Perrigo Co. P.L.C..................................    41,242    6,419,730
     Pfizer, Inc........................................ 2,008,934   61,071,594
 #   Quest Diagnostics, Inc.............................    45,078    2,366,595
 *   Regeneron Pharmaceuticals, Inc.....................    24,345    7,025,724
     St Jude Medical, Inc...............................    90,453    5,493,211
     Stryker Corp.......................................    91,493    7,099,857
 #*  Tenet Healthcare Corp..............................    30,757    1,415,130
     Thermo Fisher Scientific, Inc......................   112,013   12,897,177
     UnitedHealth Group, Inc............................   312,064   22,555,986
 #*  Varian Medical Systems, Inc........................    32,770    2,664,529
 *   Vertex Pharmaceuticals, Inc........................    72,458    5,727,080
 *   Waters Corp........................................    26,388    2,857,029
     WellPoint, Inc.....................................    91,570    7,875,020
     Zimmer Holdings, Inc...............................    52,999    4,980,316
     Zoetis, Inc........................................   154,984    4,705,314
                                                                   ------------
 Total Health Care......................................            664,145,711
                                                                   ------------
 Industrials -- (10.4%)
     3M Co..............................................   198,258   25,414,693
 #   ADT Corp. (The)....................................    61,992    1,862,240
 *   Allegion P.L.C.....................................    27,682    1,366,107
     AMETEK, Inc........................................    75,866    3,749,298
     Boeing Co. (The)...................................   214,293   26,842,341
     Caterpillar, Inc...................................   197,251   18,523,841
 #   CH Robinson Worldwide, Inc.........................    47,002    2,751,497
 #   Cintas Corp........................................    31,216    1,781,497
     CSX Corp...........................................   314,208    8,455,337
     Cummins, Inc.......................................    54,012    6,858,444
     Danaher Corp.......................................   185,855   13,825,753
     Deere & Co.........................................   118,671   10,200,959
     Delta Air Lines, Inc...............................   265,193    8,117,558
     Dover Corp.........................................    52,808    4,571,060
 #   Dun & Bradstreet Corp. (The).......................    11,828    1,301,080

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Industrials -- (Continued)
     Eaton Corp. P.L.C..................................   147,080 $ 10,750,077
     Emerson Electric Co................................   218,207   14,388,570
     Equifax, Inc.......................................    37,719    2,642,593
 #   Expeditors International of Washington, Inc........    63,724    2,603,763
 #   Fastenal Co........................................    84,622    3,717,444
     FedEx Corp.........................................    92,260   12,300,103
     Flowserve Corp.....................................    43,231    3,126,898
     Fluor Corp.........................................    50,634    3,846,159
     General Dynamics Corp..............................   103,712   10,507,063
     General Electric Co................................ 3,136,075   78,809,565
     Honeywell International, Inc.......................   243,225   22,189,417
     Illinois Tool Works, Inc...........................   126,570    9,982,576
     Ingersoll-Rand P.L.C...............................    83,047    4,882,333
 #   Iron Mountain, Inc.................................    52,752    1,393,180
 *   Jacobs Engineering Group, Inc......................    40,827    2,478,607
 #   Joy Global, Inc....................................    32,943    1,739,061
     Kansas City Southern...............................    34,161    3,607,060
     L-3 Communications Holdings, Inc...................    27,471    3,051,204
     Lockheed Martin Corp...............................    83,400   12,585,894
     Masco Corp.........................................   110,655    2,341,460
     Nielsen Holdings NV................................    78,437    3,317,101
     Norfolk Southern Corp..............................    95,753    8,865,770
     Northrop Grumman Corp..............................    68,810    7,950,995
     PACCAR, Inc........................................   109,758    6,146,448
     Pall Corp..........................................    34,342    2,750,794
     Parker Hannifin Corp...............................    46,259    5,244,383
     Pentair, Ltd.......................................    61,787    4,592,628
 #   Pitney Bowes, Inc..................................    62,612    1,576,570
     Precision Castparts Corp...........................    45,025   11,470,119
 *   Quanta Services, Inc...............................    66,910    2,085,585
     Raytheon Co........................................    99,027    9,414,497
     Republic Services, Inc.............................    83,714    2,681,359
     Robert Half International, Inc.....................    42,961    1,794,911
     Rockwell Automation, Inc...........................    42,983    4,936,168
 #   Rockwell Collins, Inc..............................    41,882    3,164,604
     Roper Industries, Inc..............................    30,783    4,224,659
     Ryder System, Inc..................................    16,302    1,160,539
     Snap-on, Inc.......................................    18,025    1,805,204
     Southwest Airlines Co..............................   215,962    4,524,404
     Stanley Black & Decker, Inc........................    48,113    3,723,946
 *   Stericycle, Inc....................................    26,567    3,109,933
 #   Textron, Inc.......................................    87,148    3,093,754
     Tyco International, Ltd............................   144,230    5,839,873
     Union Pacific Corp.................................   142,762   24,874,851
     United Parcel Service, Inc. Class B................   221,575   21,100,587
     United Technologies Corp...........................   261,669   29,835,499
     Waste Management, Inc..............................   135,253    5,650,870
     WW Grainger, Inc...................................    19,149    4,490,058
     Xylem, Inc.........................................    57,186    1,907,725
                                                                   ------------
 Total Industrials......................................            533,898,566
                                                                   ------------
 Information Technology -- (18.2%)
     Accenture P.L.C. Class A...........................   197,058   15,740,993

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Information Technology -- (Continued)
 *   Adobe Systems, Inc.................................   144,103 $  8,529,457
 *   Akamai Technologies, Inc...........................    55,477    2,645,143
 #*  Alliance Data Systems Corp.........................    15,100    3,618,866
     Altera Corp........................................    99,540    3,327,622
     Amphenol Corp. Class A.............................    49,062    4,262,507
     Analog Devices, Inc................................    96,414    4,653,904
     Apple, Inc.........................................   278,891  139,612,835
     Applied Materials, Inc.............................   373,260    6,278,233
 *   Autodesk, Inc......................................    69,929    3,583,861
     Automatic Data Processing, Inc.....................   149,227   11,430,788
     Broadcom Corp. Class A.............................   167,259    4,977,628
     CA, Inc............................................   100,714    3,230,905
     Cisco Systems, Inc................................. 1,657,288   36,311,180
 *   Citrix Systems, Inc................................    57,777    3,124,002
 *   Cognizant Technology Solutions Corp. Class A.......    93,765    9,087,704
     Computer Sciences Corp.............................    45,631    2,756,569
     Corning, Inc.......................................   448,588    7,720,199
 *   eBay, Inc..........................................   361,157   19,213,552
 *   Electronic Arts, Inc...............................    95,819    2,529,622
 #   EMC Corp...........................................   637,870   15,461,969
 *   F5 Networks, Inc...................................    24,056    2,573,992
 *   Facebook, Inc. Class A.............................   509,817   31,899,250
     Fidelity National Information Services, Inc........    90,242    4,575,269
 #*  First Solar, Inc...................................    21,884    1,106,893
 *   Fiserv, Inc........................................    79,953    4,481,366
     FLIR Systems, Inc..................................    43,909    1,392,793
 *   Google, Inc. Class A...............................    86,988  102,730,218
     Harris Corp........................................    33,128    2,297,096
     Hewlett-Packard Co.................................   595,707   17,275,503
     Intel Corp......................................... 1,540,858   37,812,655
     International Business Machines Corp...............   316,387   55,899,255
     Intuit, Inc........................................    88,296    6,467,682
     Jabil Circuit, Inc.................................    57,307    1,029,807
 *   Juniper Networks, Inc..............................   156,536    4,165,423
     KLA-Tencor Corp....................................    51,656    3,175,294
 *   Lam Research Corp..................................    50,337    2,547,556
 #   Linear Technology Corp.............................    72,583    3,232,847
     LSI Corp...........................................   168,913    1,863,110
     MasterCard, Inc. Class A...........................   320,900   24,285,712
 #   Microchip Technology, Inc..........................    61,488    2,758,352
 *   Micron Technology, Inc.............................   326,043    7,512,031
     Microsoft Corp..................................... 2,354,729   89,126,493
     Motorola Solutions, Inc............................    71,372    4,553,534
     NetApp, Inc........................................   105,643    4,472,925
     NVIDIA Corp........................................   179,348    2,815,764
     Oracle Corp........................................ 1,087,758   40,138,270
     Paychex, Inc.......................................   100,748    4,213,281
     QUALCOMM, Inc......................................   523,673   38,867,010
 *   Red Hat, Inc.......................................    58,739    3,318,753
 #*  Salesforce.com, Inc................................   171,959   10,408,678
     SanDisk Corp.......................................    70,019    4,869,821
 #   Seagate Technology P.L.C...........................   101,094    5,343,829
     Symantec Corp......................................   215,749    4,619,186

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
 Information Technology -- (Continued)
     TE Connectivity, Ltd................................. 127,203 $  7,188,242
 #*  Teradata Corp........................................  50,649    2,082,687
     Texas Instruments, Inc............................... 339,281   14,385,514
     Total System Services, Inc...........................  51,767    1,546,798
 #*  VeriSign, Inc........................................  39,933    2,346,064
     Visa, Inc. Class A................................... 157,849   34,005,410
     Western Digital Corp.................................  65,252    5,622,765
 #   Western Union Co. (The).............................. 171,181    2,636,187
     Xerox Corp........................................... 358,711    3,892,014
     Xilinx, Inc..........................................  83,169    3,860,705
 *   Yahoo!, Inc.......................................... 292,435   10,533,509
                                                                   ------------
 Total Information Technology.............................          928,027,082
                                                                   ------------
 Materials -- (3.3%)
     Air Products & Chemicals, Inc........................  65,489    6,885,513
     Airgas, Inc..........................................  20,573    2,123,956
 #   Alcoa, Inc........................................... 331,544    3,816,071
 #   Allegheny Technologies, Inc..........................  33,471    1,052,328
     Avery Dennison Corp..................................  29,948    1,475,538
     Ball Corp............................................  44,832    2,294,950
 #   Bemis Co., Inc.......................................  31,909    1,228,816
     CF Industries Holdings, Inc..........................  17,765    4,101,228
 #   Cliffs Natural Resources, Inc........................  47,464      917,004
     Dow Chemical Co. (The)............................... 375,951   17,109,530
     Eastman Chemical Co..................................  47,710    3,719,472
     Ecolab, Inc..........................................  84,054    8,450,789
     EI du Pont de Nemours & Co........................... 287,064   17,513,775
     FMC Corp.............................................  41,311    2,917,796
     Freeport-McMoRan Copper & Gold, Inc.................. 321,796   10,429,408
     International Flavors & Fragrances, Inc..............  25,267    2,190,144
     International Paper Co............................... 137,510    6,564,727
     LyondellBasell Industries NV Class A................. 135,409   10,664,813
     MeadWestvaco Corp....................................  55,137    1,988,792
     Monsanto Co.......................................... 162,994   17,367,011
     Mosaic Co. (The)..................................... 105,633    4,717,570
     Newmont Mining Corp.................................. 154,325    3,333,420
     Nucor Corp...........................................  98,636    4,769,051
 *   Owens-Illinois, Inc..................................  51,143    1,638,622
     PPG Industries, Inc..................................  44,023    8,028,034
     Praxair, Inc.........................................  91,244   11,379,952
     Sealed Air Corp......................................  60,807    1,896,570
     Sherwin-Williams Co. (The)...........................  26,699    4,892,859
     Sigma-Aldrich Corp...................................  37,093    3,448,536
 #   United States Steel Corp.............................  44,839    1,170,746
 #   Vulcan Materials Co..................................  40,293    2,487,287
                                                                   ------------
 Total Materials..........................................          170,574,308
                                                                   ------------
 Real Estate Investment Trusts -- (1.9%)
     American Tower Corp.................................. 122,326    9,893,727
     Apartment Investment & Management Co. Class A........  45,226    1,264,971
     AvalonBay Communities, Inc...........................  37,707    4,656,814
     Boston Properties, Inc...............................  47,388    5,122,169

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Real Estate Investment Trusts -- (Continued)
     Equity Residential.................................   103,896 $  5,753,760
     General Growth Properties, Inc.....................   166,638    3,356,089
     HCP, Inc...........................................   141,430    5,536,984
     Health Care REIT, Inc..............................    89,479    5,182,624
     Host Hotels & Resorts, Inc.........................   234,425    4,311,076
     Kimco Realty Corp..................................   126,991    2,655,382
     Macerich Co. (The).................................    43,563    2,465,666
 #   Plum Creek Timber Co., Inc.........................    54,837    2,361,830
     Prologis, Inc......................................   154,589    5,991,870
     Public Storage.....................................    44,802    7,060,347
     Simon Property Group, Inc..........................    96,191   14,894,214
     Ventas, Inc........................................    91,156    5,687,223
     Vornado Realty Trust...............................    53,921    4,951,565
     Weyerhaeuser Co....................................   180,637    5,397,434
                                                                   ------------
 Total Real Estate Investment Trusts....................             96,543,745
                                                                   ------------
 Telecommunication Services -- (2.2%)
     AT&T, Inc.......................................... 1,632,919   54,408,861
 #   CenturyLink, Inc...................................   183,214    5,287,556
 *   Crown Castle International Corp....................   103,551    7,347,979
 #   Frontier Communications Corp.......................   309,829    1,456,196
     Verizon Communications, Inc........................   887,055   42,596,381
 #   Windstream Holdings, Inc...........................   184,764    1,382,035
                                                                   ------------
 Total Telecommunication Services.......................            112,479,008
                                                                   ------------
 Utilities -- (2.9%)
     AES Corp...........................................   203,537    2,861,730
     AGL Resources, Inc.................................    36,821    1,759,307
     Ameren Corp........................................    75,208    2,845,871
     American Electric Power Co., Inc...................   151,045    7,372,507
     CenterPoint Energy, Inc............................   132,865    3,109,041
     CMS Energy Corp....................................    82,452    2,291,341
 #   Consolidated Edison, Inc...........................    90,786    4,939,666
     Dominion Resources, Inc............................   179,917   12,218,164
     DTE Energy Co......................................    54,802    3,738,593
     Duke Energy Corp...................................   218,836   15,454,198
     Edison International...............................   100,991    4,863,727
     Entergy Corp.......................................    55,273    3,483,857
     Exelon Corp........................................   265,614    7,702,806
     FirstEnergy Corp...................................   129,638    4,082,301
 #   Integrys Energy Group, Inc.........................    24,738    1,344,263
     NextEra Energy, Inc................................   133,498   12,272,471
     NiSource, Inc......................................    97,112    3,337,739
     Northeast Utilities................................    97,669    4,277,902
 #   NRG Energy, Inc....................................   100,249    2,791,935
 #   Pepco Holdings, Inc................................    77,417    1,504,212
     PG&E Corp..........................................   139,268    5,870,146
     Pinnacle West Capital Corp.........................    34,111    1,795,262
     PPL Corp...........................................   195,358    5,972,094
 #   Public Service Enterprise Group, Inc...............   156,800    5,227,712
 #   SCANA Corp.........................................    43,566    2,059,365
     Sempra Energy......................................    70,454    6,531,790

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#   Southern Co. (The)...............................    273,313 $   11,271,428
#   TECO Energy, Inc.................................     63,318      1,037,149
#   Wisconsin Energy Corp............................     70,214      2,996,031
    Xcel Energy, Inc.................................    154,253      4,459,454
                                                                 --------------
Total Utilities......................................               149,472,062
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,929,846,876
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional Liquid Reserves,
      0.060%......................................... 41,871,815     41,871,815
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund.................. 12,238,449    141,598,857
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,739,055,661)^^            $5,113,317,548
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                  --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  605,921,771            --   --    $  605,921,771
   Consumer Staples..............    472,535,075            --   --       472,535,075
   Energy........................    496,544,518            --   --       496,544,518
   Financials....................    699,705,030            --   --       699,705,030
   Health Care...................    664,145,711            --   --       664,145,711
   Industrials...................    533,898,566            --   --       533,898,566
   Information Technology........    928,027,082            --   --       928,027,082
   Materials.....................    170,574,308            --   --       170,574,308
   Real Estate Investment Trusts.     96,543,745            --   --        96,543,745
   Telecommunication Services....    112,479,008            --   --       112,479,008
   Utilities.....................    149,472,062            --   --       149,472,062
Temporary Cash Investments.......     41,871,815            --   --        41,871,815
Securities Lending Collateral....             --  $141,598,857   --       141,598,857
Futures Contracts**..............       (816,234)           --   --          (816,234)
                                  --------------  ------------   --    --------------
TOTAL............................ $4,970,902,457  $141,598,857   --    $5,112,501,314
                                  ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company....................................... $160,388,093
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $99,137,679)^^........................................ $160,388,093
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company...................................... $2,667,406,016
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,629,376,542)^^.................................... $2,667,406,016
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company......................................... $65,972,953
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $33,145,751)^^.......................................... $65,972,953
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $6,544,201,038
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,422,312,174)^^.................................... $6,544,201,038
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of The DFA
   Investment Trust Company....................................... $113,343,515
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $93,477,828)^^........................................ $113,343,515
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $1,707,287,933
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,418,526,690)^^.................................... $1,707,287,933
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of The DFA
   Investment Trust Company....................................... $255,761,068
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $204,184,175)^^....................................... $255,761,068
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company.............................. $1,310,040,948
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $763,129,837)^^...................................... $1,310,040,948
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA Investment
   Trust Company................................................... $99,900,566
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $32,968,217)^^......................................... $99,900,566
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (16.6%)
Federal Farm Credit Bank
   0.500%, 06/23/15......................................... $  500 $   501,706
Federal Home Loan Bank
   0.250%, 02/20/15.........................................  2,000   2,001,588
   0.375%, 08/28/15.........................................  2,000   2,003,376
Federal Home Loan Mortgage Corporation
   1.750%, 09/10/15.........................................  3,900   3,992,925
Federal National Mortgage Association
   0.500%, 09/28/15.........................................    500     501,601
   4.375%, 10/15/15.........................................  3,500   3,741,013
   1.625%, 10/26/15.........................................  3,500   3,579,167
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         16,321,376
                                                                    -----------
BONDS -- (64.5%)
Agence Francaise de Developpement
   1.250%, 06/09/14.........................................  2,000   2,006,644
Asian Development Bank
   0.500%, 08/17/15.........................................  1,000   1,003,196
Australia & New Zealand Banking Group, Ltd.
   3.700%, 01/13/15.........................................  1,500   1,546,693
Bank Nederlandse Gemeenten
   3.125%, 01/12/15.........................................    500     513,215
   1.375%, 03/23/15.........................................  1,000   1,012,160
   2.750%, 07/01/15.........................................    500     516,491
   2.500%, 01/11/16.........................................    600     622,428
Bank of New York Mellon Corp. (The)
   3.100%, 01/15/15.........................................    700     717,881
   2.950%, 06/18/15.........................................  1,000   1,034,489
Bank of Nova Scotia
   0.592%, 08/01/14.........................................  2,000   2,003,810
Berkshire Hathaway, Inc. Floating Rate Note
 (r) 0.941%, 08/15/14.......................................  1,500   1,505,709
British Columbia, Province of Canada
   2.850%, 06/15/15.........................................  2,000   2,069,750
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14.........................................  1,000   1,013,090
   1.250%, 07/11/14.........................................  1,200   1,205,136
Commonwealth Bank of Australia
   3.750%, 10/15/14.........................................  1,500   1,534,531
   3.500%, 03/19/15.........................................    300     310,049
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   1.875%, 12/15/14.........................................  2,000   2,024,792
   2.125%, 10/13/15.........................................    500     513,549

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
Council Of Europe Development Bank
   4.500%, 06/30/14......................................... $1,000 $ 1,017,270
   2.750%, 02/10/15.........................................    900     922,708
Development Bank of Japan, Inc.
   2.875%, 04/20/15.........................................    500     515,080
EUROFIMA
   4.500%, 03/06/15.........................................  1,000   1,044,900
European Investment Bank
   4.750%, 10/15/14.........................................    900     928,359
   2.875%, 01/15/15.........................................  1,300   1,332,772
General Electric Capital Corp.
   4.875%, 03/04/15.........................................  2,000   2,097,260
JPMorgan Chase & Co. Floating Rate Note
 (r) 0.993%, 05/02/14.......................................    700     701,201
KFW
   1.250%, 10/26/15.........................................  2,000   2,029,886
Kommunalbanken A.S.
   1.000%, 06/16/14.........................................  1,560   1,564,711
   1.000%, 02/09/15.........................................    500     503,663
   2.750%, 05/05/15.........................................    400     412,172
Kommunekredit
   0.750%, 09/02/14.........................................  1,000   1,002,696
Landwirtschaftliche Rentenbank
   4.000%, 02/02/15.........................................    500     518,520
Manitoba, Province of Canada
   1.375%, 04/28/14.........................................  1,000   1,002,805
   2.625%, 07/15/15.........................................  1,200   1,239,985
National Australia Bank, Ltd.
   2.000%, 03/09/15.........................................  2,000   2,034,382
   1.600%, 08/07/15.........................................    500     507,763
Nederlandse Waterschapsbank NV
   1.375%, 05/16/14.........................................  1,800   1,805,972
   1.250%, 10/20/14.........................................    800     805,608
Nordea Bank AB
   3.700%, 11/13/14.........................................  2,000   2,051,648
Ontario, Province of Canada
   4.500%, 02/03/15.........................................    800     833,657
   2.950%, 02/05/15.........................................  1,300   1,334,620
   4.750%, 01/19/16.........................................    556     601,241
Quebec, Province of Canada
   4.600%, 05/26/15.........................................  2,000   2,110,260
Royal Bank of Canada
   0.550%, 05/01/15.........................................  2,000   2,003,668
   0.800%, 10/30/15.........................................    450     452,241
Sanofi
   1.625%, 03/28/14.........................................  2,000   2,004,168
Societe Financement de l'Economie Francaise
   2.875%, 09/22/14.........................................    500     508,276
State of North Rhine-Westphalia
   1.625%, 09/17/14.........................................    500     504,120

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                         ---------- -----------
 Svensk Exportkredit AB
    3.250%, 09/16/14.................................... $      700 $   712,977
 Svenska Handelsbanken AB Floating Rate Note
  (r) 0.423%, 10/06/14..................................        300     300,237
 Toronto-Dominion Bank (The) Floating Rate Note
  (r) 0.418%, 05/01/15..................................      2,250   2,251,674
 Toyota Motor Credit Corp.
    1.250%, 11/17/14....................................        300     302,423
    1.000%, 02/17/15....................................      1,200   1,208,960
    2.800%, 01/11/16....................................        935     974,821
 Westpac Banking Corp.
    3.000%, 08/04/15....................................      2,000   2,075,056
                                                                    -----------
 TOTAL BONDS............................................             63,371,373
                                                                    -----------
 U.S. TREASURY OBLIGATIONS -- (17.1%)
 U.S. Treasury Notes
    0.250%, 07/15/15....................................      1,000   1,000,664
    0.250%, 08/15/15....................................      1,000   1,000,391
    0.375%, 11/15/15....................................      1,000   1,001,719
    0.250%, 12/15/15....................................      4,300   4,296,306
    2.125%, 12/31/15....................................      1,900   1,965,313
    0.375%, 01/15/16....................................      4,800   4,804,502
    2.000%, 01/31/16....................................      2,600   2,686,125
                                                                    -----------
 TOTAL U.S. TREASURY OBLIGATIONS........................             16,755,020
                                                                    -----------

                                                           SHARES
                                                         ----------
 TEMPORARY CASH INVESTMENTS -- (1.8%)
 State Street Institutional Liquid Reserves, 0.060%.....  1,802,113   1,802,113
                                                                    -----------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $98,110,372)^^.................................            $98,249,882
                                                                    ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ---------- ----------- ------- -----------
 Agency Obligations.................         -- $16,321,376   --    $16,321,376
 Bonds..............................         --  63,371,373   --     63,371,373
 U.S. Treasury Obligations..........         --  16,755,020   --     16,755,020
 Temporary Cash Investments......... $1,802,113          --   --      1,802,113
                                     ---------- -----------   --    -----------
 TOTAL.............................. $1,802,113 $96,447,769   --    $98,249,882
                                     ========== ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
 AGENCY OBLIGATIONS -- (23.7%)
 Federal Farm Credit Bank
    0.500%, 06/23/15..................................... $    320 $    321,091
 Federal Home Loan Bank
    2.750%, 03/13/15.....................................   10,705   11,009,140
    1.750%, 09/11/15.....................................   22,705   23,225,853
                                                                   ------------
 TOTAL AGENCY OBLIGATIONS................................            34,556,084
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- (76.0%)
 U.S. Treasury Notes
    1.875%, 06/30/15.....................................   41,385   42,353,326
    0.250%, 07/15/15.....................................      330      330,219
    1.750%, 07/31/15.....................................    2,000    2,045,468
    4.250%, 08/15/15.....................................      200      212,328
    0.250%, 09/15/15.....................................   17,600   17,601,373
    0.250%, 10/15/15.....................................      700      699,864
    0.375%, 11/15/15.....................................   31,800   31,854,664
    0.250%, 12/15/15.....................................   15,500   15,486,686
                                                                   ------------
 TOTAL U.S. TREASURY OBLIGATIONS.........................           110,583,928
                                                                   ------------

                                                           SHARES
                                                          --------
 TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government Money
      Market Fund........................................  420,067      420,067
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $145,385,355)^^.....          $145,560,079
                                                                   ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 Agency Obligations.................       -- $ 34,556,084   --    $ 34,556,084
 U.S. Treasury Obligations..........       --  110,583,928   --     110,583,928
 Temporary Cash Investments......... $420,067           --   --         420,067
                                     -------- ------------   --    ------------
 TOTAL.............................. $420,067 $145,140,012   --    $145,560,079
                                     ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc................... 95,145,163 $1,499,487,769
 Investment in International Core Equity Portfolio
   of DFA Investment Dimensions Group Inc............ 68,784,640    851,553,840
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc................... 31,401,458    501,481,280
 Investment in Emerging Markets Core Equity
   Portfolio of DFA Investment Dimensions Group Inc.. 14,806,506 269,922,607 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc............  1,841,542     49,776,876
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company..................                     1,008
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $2,230,635,401)..........................             3,172,223,380
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)................
 State Street Institutional Liquid Reserves, 0.060%
   (Cost $2,720,304).................................  2,720,304      2,720,304
                                                                 --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,233,355,705)^^........................            $3,174,943,684
                                                                 ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,172,223,380   --      --    $3,172,223,380
 Temporary Cash Investments......      2,720,304   --      --         2,720,304
                                  --------------   --      --    --------------
 TOTAL........................... $3,174,943,684   --      --    $3,174,943,684
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc................... 34,410,906 $  542,315,871
 Investment in International Core Equity Portfolio
   of DFA Investment Dimensions Group Inc............ 24,983,130    309,291,152
 Investment in DFA Selectively Hedged Global Fixed
   Income Portfolio of DFA Investment Dimensions
   Group Inc......................................... 29,670,477    295,221,250
 Investment in DFA Short-Term Extended Quality
   Portfolio of DFA Investment Dimensions Group Inc.. 18,252,213 198,036,514 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc................... 11,516,601    183,920,113
 Investment in DFA Intermediate-Term Extended
   Quality Portfolio of DFA Investment Dimensions
   Group Inc.........................................  9,513,916    100,466,956
 Investment in DFA Five-Year Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc.. 9,114,803 99,898,243 Investment in Emerging Markets Core Equity
   Portfolio of DFA Investment Dimensions Group Inc.. 5,318,766 96,961,102 Investment in DFA World ex U.S. Government Fixed
   Income Portfolio of DFA Investment Dimensions
   Group Inc.........................................  4,898,973     50,263,462
 Investment in DFA Inflation-Protected Securities
   Portfolio of DFA Investment Dimensions Group Inc.. 4,274,996 50,145,703 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc............    672,804     18,185,899
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $1,605,258,803)..........................             1,944,706,265
                                                                 --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $1,605,258,803)^^........................            $1,944,706,265
                                                                 ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,944,706,265   --      --    $1,944,706,265
                                  --------------   --      --    --------------
TOTAL............................ $1,944,706,265   --      --    $1,944,706,265
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in DFA Short-Term Extended Quality
   Portfolio of DFA Investment Dimensions Group Inc.... 16,298,984 $176,843,977
 Investment in DFA Two-Year Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc.... 17,602,527  176,377,320
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc.....................  4,310,987   67,941,152
 Investment in DFA Inflation-Protected Securities
   Portfolio of DFA Investment Dimensions Group Inc....  5,564,374   65,270,104
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................  3,106,889   38,463,287
 Investment in DFA World ex U.S. Government Fixed
   Income Portfolio of DFA Investment Dimensions Group
   Inc.................................................  2,312,319   23,724,394
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc.....................  1,447,545   23,117,288
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc..............    653,946   11,921,432
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc.................     85,222    2,303,539
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $535,358,071)..............................             585,962,493
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
 State Street Institutional Liquid Reserves, 0.060%
   (Cost $776,306).....................................    776,306      776,306
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $536,134,377)^^............................            $586,738,799
                                                                   ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $585,962,493   --      --    $585,962,493
 Temporary Cash Investments..........      776,306   --      --         776,306
                                      ------------   --      --    ------------
 TOTAL............................... $586,738,799   --      --    $586,738,799
                                      ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2014, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund"and collectively, the "Global Funds") and the shares held by the portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Funds' investment in partnerships reflect their proportionate interest in the net assets of their corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FUTURES CONTRACTS: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2014, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                   APPROXIMATE
                                          EXPIRATION NUMBER OF CONTRACT UNREALIZED    CASH
                         DESCRIPTION         DATE    CONTRACTS  VALUE   GAIN(LOSS) COLLATERAL
                     -------------------  ---------- --------- -------- ---------- -----------
U.S. Large Company   S&P 500 (R) Emini
  Portfolio.........   Index               03/21/14     514    $45,659    $(816)       --

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio.................................... $3,002,283,153
U.S. Large Cap Value Portfolio II...............................     99,139,999
U.S. Large Cap Value Portfolio III..............................  1,629,414,351

 LWAS/DFA U.S. High Book to Market Portfolio.....................    33,147,175
 DFA International Value Portfolio............................... 5,427,748,555
 DFA International Value Portfolio II............................    93,573,645
 DFA International Value Portfolio III........................... 1,419,859,178
 DFA International Value Portfolio IV............................   204,429,773
 Tax-Managed U.S. Marketwide Value Portfolio II..................   763,221,186
 Emerging Markets Portfolio II...................................    33,208,158
 LWAS/DFA Two-Year Fixed Income Portfolio........................    98,110,372
 LWAS/DFA Two-Year Government Portfolio..........................   145,385,355
 Global Equity Portfolio......................................... 2,354,793,277
 Global Allocation 60/40 Portfolio............................... 1,617,390,413
 Global Allocation 25/75 Portfolio...............................   540,299,525

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Portfolios subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-

Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (96.4%)
 Consumer Discretionary -- (12.4%)
     Best Buy Co., Inc................................    18,980 $      446,789
 #   Carnival Corp.................................... 2,381,323     93,324,048
     CBS Corp. Class A................................     7,236        424,536
     Comcast Corp. Class A............................ 9,873,756    537,626,014
     Comcast Corp. Special Class A.................... 3,813,064    199,613,900
     Dillard's, Inc. Class A..........................   112,692      9,838,012
 #   DR Horton, Inc...................................   379,593      8,912,844
 #   GameStop Corp. Class A...........................   598,147     20,977,015
 *   General Motors Co................................ 3,716,863    134,104,417
     Graham Holdings Co. Class B......................    32,261     20,197,322
 #*  Hyatt Hotels Corp. Class A.......................    26,622      1,272,265
 #   Kohl's Corp......................................   582,719     29,503,063
     Lear Corp........................................    57,952      4,191,668
 #   Lennar Corp. Class A.............................   203,031      8,153,725
     Lennar Corp. Class B.............................     4,312        141,175
 *   Liberty Interactive Corp. Class A................ 2,560,957     68,403,161
 *   Liberty Media Corp. Class A......................   156,789     20,631,865
 *   Liberty Ventures Series A........................   122,067     14,159,772
 *   MGM Resorts International........................ 2,389,018     58,196,479
 *   Mohawk Industries, Inc...........................   286,453     40,727,888
 *   News Corp. Class A...............................   290,667      4,639,045
 #*  News Corp. Class B...............................    31,823        496,757
     PVH Corp.........................................    66,339      8,018,395
     Royal Caribbean Cruises, Ltd..................... 1,051,952     52,176,819
 #*  Sears Holdings Corp..............................   530,007     19,276,355
     Service Corp. International/US...................   219,283      3,881,309
 #   Staples, Inc..................................... 1,585,772     20,868,760
     Time Warner Cable, Inc........................... 1,876,119    250,030,379
     Time Warner, Inc................................. 5,052,904    317,473,958
 *   Toll Brothers, Inc...............................   329,804     12,120,297
                                                                 --------------
 Total Consumer Discretionary.........................            1,959,828,032
                                                                 --------------
 Consumer Staples -- (7.2%)
     Archer-Daniels-Midland Co........................ 3,189,248    125,911,511
     Beam, Inc........................................    61,513      5,124,033
     Bunge, Ltd.......................................   553,069     41,900,507
 *   Constellation Brands, Inc. Class A...............   462,850     35,486,709
     CVS Caremark Corp................................ 6,986,047    473,095,103
     JM Smucker Co. (The).............................   538,740     51,929,149
     Molson Coors Brewing Co. Class B.................   763,563     40,193,956
     Mondelez International, Inc. Class A............. 9,192,261    301,046,548
     Safeway, Inc.....................................   196,076      6,125,414
 #   Tyson Foods, Inc. Class A........................ 1,426,374     53,346,388
                                                                 --------------
 Total Consumer Staples...............................            1,134,159,318
                                                                 --------------
 Energy -- (20.2%)
     Anadarko Petroleum Corp.......................... 2,644,697    213,400,601
     Apache Corp...................................... 1,895,772    152,154,661
 *   Atwood Oceanics, Inc.............................     4,143        196,378
     Baker Hughes, Inc................................ 1,938,026    109,769,793
 #   Chesapeake Energy Corp........................... 3,250,749     87,477,656

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Chevron Corp.....................................  4,777,474 $  533,309,423
    Cimarex Energy Co................................     44,015      4,312,590
    ConocoPhillips...................................  6,993,622    454,235,749
#*  Denbury Resources, Inc...........................  1,413,859     22,720,714
    Devon Energy Corp................................  1,721,246    101,932,188
    Exxon Mobil Corp.................................    875,163     80,655,022
#   Helmerich & Payne, Inc...........................    515,834     45,414,025
    Hess Corp........................................  1,628,606    122,943,467
#   HollyFrontier Corp...............................    308,950     14,304,385
    Marathon Oil Corp................................  3,640,872    119,384,193
    Marathon Petroleum Corp..........................  1,752,484    152,553,732
#   Murphy Oil Corp..................................    728,510     41,240,951
    Nabors Industries, Ltd...........................  1,355,841     23,157,764
    National Oilwell Varco, Inc......................  2,077,248    155,814,372
#*  Newfield Exploration Co..........................     17,702        438,479
    Noble Corp. P.L.C................................    721,779     22,396,802
    Occidental Petroleum Corp........................  1,717,664    150,415,836
    Patterson-UTI Energy, Inc........................    732,485     18,817,540
#   Peabody Energy Corp..............................    307,711      5,246,473
    Phillips 66......................................  2,926,797    213,919,593
    Pioneer Natural Resources Co.....................    103,767     17,569,828
    QEP Resources, Inc...............................    458,418     14,160,532
*   Rowan Cos. P.L.C. Class A........................    580,491     18,210,003
    Superior Energy Services, Inc....................     56,288      1,330,648
#   Tesoro Corp......................................    605,336     31,186,911
    Tidewater, Inc...................................    212,162     11,000,600
#   Transocean, Ltd..................................  1,340,027     57,996,369
    Valero Energy Corp...............................  2,806,975    143,436,422
*   Weatherford International, Ltd...................  2,050,273     27,760,696
*   Whiting Petroleum Corp...........................    192,852     11,258,700
#*  WPX Energy, Inc..................................     50,407        960,253
                                                                 --------------
Total Energy.........................................             3,181,083,349
                                                                 --------------
Financials -- (23.6%)
*   Alleghany Corp...................................      1,128        419,988
    Allied World Assurance Co. Holdings AG...........    185,434     19,084,867
#*  American Capital, Ltd............................    802,500     12,527,025
    American Financial Group, Inc....................    487,279     26,761,363
    American International Group, Inc................  8,251,823    395,757,431
    American National Insurance Co...................     70,315      7,312,760
#   Assurant, Inc....................................    386,198     25,238,039
    Assured Guaranty, Ltd............................     76,092      1,609,346
    Axis Capital Holdings, Ltd.......................    578,662     26,051,363
    Bank of America Corp............................. 33,701,355    564,497,696
    Bank of New York Mellon Corp. (The)..............  3,895,992    124,515,904
    Capital One Financial Corp.......................  2,096,624    148,042,621
    Citigroup, Inc................................... 10,849,341    514,584,244
    CME Group, Inc...................................  1,618,207    120,977,155
    CNA Financial Corp...............................    498,971     19,599,581
*   E*TRADE Financial Corp...........................     85,792      1,717,556
    Everest Re Group, Ltd............................    157,323     22,774,077
    First Niagara Financial Group, Inc...............    116,209      1,004,046
*   Genworth Financial, Inc. Class A.................  2,374,310     35,021,073

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Financials -- (Continued)
     Goldman Sachs Group, Inc. (The)..................   242,612 $   39,817,481
     Hartford Financial Services Group, Inc........... 2,198,817     73,110,665
     Hudson City Bancorp, Inc.........................    71,664        647,843
     JPMorgan Chase & Co.............................. 5,857,562    324,274,632
     KeyCorp..........................................    74,798        954,422
 #   Legg Mason, Inc..................................   641,854     27,182,517
     Leucadia National Corp...........................   133,480      3,648,008
     Lincoln National Corp............................ 1,407,216     67,588,584
     Loews Corp....................................... 2,035,540     90,764,729
     MetLife, Inc..................................... 4,901,364    240,411,904
     Morgan Stanley................................... 7,994,954    235,931,093
     NASDAQ OMX Group, Inc. (The).....................   801,702     30,584,931
     Old Republic International Corp..................   632,434      9,878,619
     PartnerRe, Ltd...................................   193,939     19,038,992
 #   People's United Financial, Inc...................   138,880      1,973,485
     PNC Financial Services Group, Inc. (The).........   146,166     11,675,740
     Principal Financial Group, Inc...................    21,520        937,626
     Protective Life Corp.............................     7,158        350,814
     Prudential Financial, Inc........................ 1,944,464    164,093,317
     Regions Financial Corp........................... 5,807,266     59,059,895
     Reinsurance Group of America, Inc................   357,106     26,665,105
     SunTrust Banks, Inc.............................. 2,600,602     96,274,286
     Unum Group....................................... 1,374,339     44,253,716
     Validus Holdings, Ltd............................   167,263      6,008,087
     Wells Fargo & Co.................................   502,796     22,796,771
     XL Group P.L.C................................... 1,434,888     41,238,681
 #   Zions BanCorp....................................   754,482     21,691,358
                                                                 --------------
 Total Financials.....................................            3,728,349,436
                                                                 --------------
 Health Care -- (8.3%)
     Aetna, Inc....................................... 2,009,110    137,282,486
 *   Bio-Rad Laboratories, Inc. Class A...............     1,222        155,341
 *   Boston Scientific Corp........................... 6,629,529     89,697,527
 *   CareFusion Corp..................................   907,569     37,001,588
 *   Community Health Systems, Inc....................    12,853        532,243
 *   Express Scripts Holding Co....................... 3,072,578    229,490,851
 *   Forest Laboratories, Inc.........................   383,681     25,438,050
 #*  Hologic, Inc..................................... 1,211,606     25,879,904
     Humana, Inc......................................   707,042     68,795,187
     Omnicare, Inc....................................   556,064     34,731,758
     Pfizer, Inc...................................... 8,797,068    267,430,867
     Teleflex, Inc....................................    91,713      8,588,005
     Thermo Fisher Scientific, Inc.................... 1,947,634    224,250,579
     UnitedHealth Group, Inc..........................   188,064     13,593,266
     WellPoint, Inc................................... 1,818,071    156,354,106
                                                                 --------------
 Total Health Care....................................            1,319,221,758
                                                                 --------------
 Industrials -- (10.6%)
 #   ADT Corp. (The)..................................   686,732     20,629,429
     AGCO Corp........................................   279,803     14,921,894
 *   Avis Budget Group, Inc...........................    40,352      1,521,674
 #*  CNH Industrial NV................................    25,391        267,621

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
 Industrials -- (Continued)
     CSX Corp......................................... 5,604,703 $  150,822,558
     Eaton Corp. P.L.C................................ 2,274,522    166,244,813
 *   Engility Holdings, Inc...........................    41,094      1,574,311
     FedEx Corp.......................................   759,707    101,284,137
     General Electric Co.............................. 8,158,741    205,029,161
 *   Genesee & Wyoming, Inc. Class A..................     9,796        884,971
 *   Hertz Global Holdings, Inc....................... 1,017,021     26,462,886
 *   Jacobs Engineering Group, Inc....................   175,921     10,680,164
 #   Joy Global, Inc..................................     1,805         95,286
     KBR, Inc.........................................    76,803      2,403,934
 #   Kennametal, Inc..................................    20,362        882,489
     L-3 Communications Holdings, Inc.................   407,736     45,287,238
     Manpowergroup, Inc...............................    17,135      1,334,817
     Norfolk Southern Corp............................ 1,681,939    155,730,732
     Northrop Grumman Corp............................ 1,364,645    157,684,730
     Oshkosh Corp.....................................    23,615      1,278,516
 *   Owens Corning....................................   579,048     22,090,681
     Pentair, Ltd.....................................   496,227     36,884,553
 *   Quanta Services, Inc.............................   554,686     17,289,563
     Regal-Beloit Corp................................     6,550        485,290
     Republic Services, Inc........................... 1,137,501     36,434,157
     Ryder System, Inc................................    10,373        738,454
     Southwest Airlines Co............................ 3,905,821     81,826,950
     SPX Corp.........................................    22,870      2,277,166
     Stanley Black & Decker, Inc......................   596,088     46,137,211
     Trinity Industries, Inc..........................    53,080      3,090,848
     Triumph Group, Inc...............................    82,311      5,631,719
     Union Pacific Corp............................... 1,891,022    329,491,673
 #*  United Rentals, Inc..............................    73,167      5,922,137
     URS Corp.........................................   378,541     19,002,758
 #*  WESCO International, Inc.........................    13,913      1,154,222
                                                                 --------------
 Total Industrials....................................            1,673,478,743
                                                                 --------------
 Information Technology -- (6.3%)
     Activision Blizzard, Inc......................... 2,620,144     44,883,067
     Amdocs, Ltd......................................    17,878        773,402
 *   Arrow Electronics, Inc...........................   568,882     29,229,157
     Avnet, Inc.......................................   711,362     29,215,637
 *   Brocade Communications Systems, Inc..............    35,425        330,870
     Cisco Systems, Inc...............................   750,863     16,451,408
     Computer Sciences Corp...........................    13,000        785,330
     Corning, Inc..................................... 5,762,032     99,164,571
     Fidelity National Information Services, Inc...... 1,308,765     66,354,385
 #*  First Solar, Inc.................................   154,302      7,804,595
     Hewlett-Packard Co............................... 9,619,949    278,978,521
 *   Ingram Micro, Inc. Class A.......................   725,997     18,164,445
     Intel Corp....................................... 1,469,856     36,070,266
     Jabil Circuit, Inc...............................    21,310        382,941
 *   Juniper Networks, Inc............................   922,663     24,552,062
 *   Lam Research Corp................................   325,184     16,457,562
 #   Leidos Holdings, Inc.............................    43,538      1,974,013
     Marvell Technology Group, Ltd....................   398,733      5,953,084
 *   Micron Technology, Inc........................... 3,654,213     84,193,068

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                       ---------- ------------
 Information Technology -- (Continued)
 #   NVIDIA Corp......................................    629,521 $  9,883,480
     Western Digital Corp.............................    564,843   48,672,521
     Xerox Corp.......................................  5,691,007   61,747,426
 *   Yahoo!, Inc......................................  3,234,433  116,504,277
                                                                  ------------
 Total Information Technology.........................             998,526,088
                                                                  ------------
 Materials -- (3.4%)
 #   Alcoa, Inc.......................................  5,353,379   61,617,392
     Allegheny Technologies, Inc......................     22,063      693,661
     Ashland, Inc.....................................    376,837   34,974,242
 #   Cliffs Natural Resources, Inc....................     52,611    1,016,444
     Freeport-McMoRan Copper & Gold, Inc..............  4,647,012  150,609,659
     International Paper Co...........................  2,043,676   97,565,092
     MeadWestvaco Corp................................    841,379   30,348,541
     Mosaic Co. (The).................................    407,332   18,191,447
     Newmont Mining Corp..............................    381,443    8,239,169
     Nucor Corp.......................................    710,746   34,364,569
     Reliance Steel & Aluminum Co.....................    359,269   25,130,867
     Rock Tenn Co. Class A............................    104,397   10,594,208
     Sealed Air Corp..................................    244,806    7,635,499
     Steel Dynamics, Inc..............................    893,527   14,743,195
 #   United States Steel Corp.........................     89,096    2,326,297
 #   Vulcan Materials Co..............................    576,239   35,571,233
                                                                  ------------
 Total Materials......................................             533,621,515
                                                                  ------------
 Real Estate Investment Trusts -- (0.1%)
 #   Gaming and Leisure Properties, Inc...............    271,268    9,413,000
                                                                  ------------
 Telecommunication Services -- (4.0%)
     AT&T, Inc........................................ 14,636,343  487,682,949
 #   CenturyLink, Inc.................................  2,353,137   67,911,534
 #   Frontier Communications Corp.....................  1,883,329    8,851,646
 #*  Sprint Corp......................................  2,491,629   20,605,772
 #   T-Mobile US, Inc.................................    726,568   22,211,184
     Telephone & Data Systems, Inc....................    216,662    5,854,207
 #   United States Cellular Corp......................    261,250   11,570,762
 #   Windstream Holdings, Inc.........................    216,757    1,621,342
                                                                  ------------
 Total Telecommunication Services.....................             626,309,396
                                                                  ------------
 Utilities -- (0.3%)
     NRG Energy, Inc..................................  1,581,268   44,038,314

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
   UGI Corp.........................................     61,277 $     2,658,809
                                                                ---------------
Total Utilities.....................................                 46,697,123
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,210,687,758
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional Liquid Reserves,
     0.060%......................................... 61,027,097      61,027,097
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@ DFA Short Term Investment Fund                  43,158,816     499,347,500
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%).......................
  (Cost $10,358,583,912)^^..........................            $15,771,062,355
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                  --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 1,959,828,032           --   --    $ 1,959,828,032
   Consumer Staples..............   1,134,159,318           --   --      1,134,159,318
   Energy........................   3,181,083,349           --   --      3,181,083,349
   Financials....................   3,728,349,436           --   --      3,728,349,436
   Health Care...................   1,319,221,758           --   --      1,319,221,758
   Industrials...................   1,673,478,743           --   --      1,673,478,743
   Information Technology........     998,526,088           --   --        998,526,088
   Materials.....................     533,621,515           --   --        533,621,515
   Real Estate Investment Trusts.       9,413,000           --   --          9,413,000
   Telecommunication Services....     626,309,396           --   --        626,309,396
   Utilities.....................      46,697,123           --   --         46,697,123
Temporary Cash Investments.......      61,027,097           --   --         61,027,097
Securities Lending Collateral....              -- $499,347,500   --        499,347,500
                                  --------------- ------------   --    ---------------
TOTAL............................ $15,271,714,855 $499,347,500   --    $15,771,062,355
                                  =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
  COMMON STOCKS -- (93.7%)
  AUSTRALIA -- (4.5%)
  *   Alumina, Ltd..................................... 4,595,906 $  5,097,177
  *   Alumina, Ltd. Sponsored ADR......................   172,484      753,755
      Asciano, Ltd..................................... 3,368,255   16,530,950
      Bank of Queensland, Ltd..........................   683,233    6,813,556
  #   Bendigo and Adelaide Bank, Ltd...................   989,346   10,040,322
  *   BlueScope Steel, Ltd.............................   855,334    4,040,618
  #   Boral, Ltd....................................... 1,960,080    8,140,680
      Caltex Australia, Ltd............................    18,966      321,139
      Downer EDI, Ltd..................................   337,397    1,453,518
      Echo Entertainment Group, Ltd.................... 1,832,302    3,786,358
      GrainCorp, Ltd. Class A..........................   367,914    2,444,501
  #   Harvey Norman Holdings, Ltd...................... 1,068,950    2,800,074
      Incitec Pivot, Ltd............................... 4,514,071   11,275,963
  #   Leighton Holdings, Ltd...........................    88,621    1,273,673
      Lend Lease Group.................................   869,454    8,009,142
      Macquarie Group, Ltd.............................   712,976   33,634,117
  #   Metcash, Ltd.....................................   397,225    1,048,233
      National Australia Bank, Ltd.....................   178,885    5,200,472
  #   New Hope Corp., Ltd..............................    69,375      212,385
      Newcrest Mining, Ltd............................. 1,061,347    8,754,200
      Origin Energy, Ltd............................... 2,782,880   34,008,778
      OZ Minerals, Ltd.................................     1,790        5,490
      Primary Health Care, Ltd.........................   701,130    3,045,624
  #*  Qantas Airways, Ltd.............................. 3,249,999    3,112,025
      QBE Insurance Group, Ltd.........................   512,165    5,145,108
  #   Rio Tinto, Ltd...................................   120,548    6,849,790
      Santos, Ltd...................................... 3,631,487   42,429,553
  #   Seven Group Holdings, Ltd........................   361,999    2,458,769
      Seven West Media, Ltd............................    46,084       88,250
  #*  Sims Metal Management, Ltd.......................   209,772    1,904,455
  *   Sims Metal Management, Ltd. Sponsored ADR........   124,013    1,118,597
      Suncorp Group, Ltd............................... 3,736,013   39,714,994
      Sydney Airport...................................   735,198    2,535,582
      Tabcorp Holdings, Ltd............................ 1,985,875    5,999,497
      Tatts Group, Ltd................................. 3,806,611    9,950,851
  #   Toll Holdings, Ltd............................... 2,048,602   10,004,706
      Treasury Wine Estates, Ltd....................... 1,372,955    4,391,736
      Washington H Soul Pattinson & Co., Ltd...........    87,756    1,160,223
      Wesfarmers, Ltd.................................. 2,721,452   99,854,686
      Woodside Petroleum, Ltd..........................   345,731   11,307,054
      WorleyParsons, Ltd...............................    38,859      559,710
                                                                  ------------
  TOTAL AUSTRALIA......................................            417,276,311
                                                                  ------------
  AUSTRIA -- (0.2%)
      Erste Group Bank AG..............................   372,952   13,531,698
      OMV AG...........................................    28,060    1,214,098
      Raiffeisen Bank International AG.................    57,158    2,191,673
                                                                  ------------
  TOTAL AUSTRIA........................................             16,937,469
                                                                  ------------
  BELGIUM -- (1.2%)
      Ageas............................................   508,017   21,799,865

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
      Belgacom SA......................................    93,033 $  2,655,746
      D'ieteren SA.....................................     1,857       88,983
  #   Delhaize Group SA................................   235,124   15,101,633
      Delhaize Group SA Sponsored ADR..................    52,900    3,384,542
      KBC Groep NV.....................................   421,681   24,870,823
      Solvay SA........................................   180,191   25,158,595
  #   UCB SA...........................................   292,847   20,707,124
                                                                  ------------
  TOTAL BELGIUM........................................            113,767,311
                                                                  ------------
  CANADA -- (8.5%)
      Bank of Montreal.................................    28,824    1,760,570
      Barrick Gold Corp................................ 1,587,831   30,613,382
  #   Bell Aliant, Inc.................................    62,911    1,451,119
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,510,372
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,126,222
  #   Bonavista Energy Corp............................    21,712      286,179
      Cameco Corp.(13321L108)..........................   112,600    2,389,372
  #   Cameco Corp.(2166160)............................   506,586   10,766,232
      Canadian Natural Resources, Ltd.(136385101)......   600,503   19,666,473
  #   Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   60,639,431
  #   Canadian Tire Corp., Ltd. Class A................   221,271   18,887,752
  #   Crescent Point Energy Corp.......................   310,489   10,738,529
  #   Eldorado Gold Corp.(2307873).....................   175,726    1,117,073
      Eldorado Gold Corp.(284902103)...................   109,318      691,983
      Empire Co., Ltd..................................    65,500    4,180,826
  #   Enerplus Corp....................................   401,965    7,275,972
      Ensign Energy Services, Inc......................   452,198    6,678,929
      Fairfax Financial Holdings, Ltd..................    54,622   21,019,968
  #   First Quantum Minerals, Ltd......................   830,011   14,852,629
  #   Genworth MI Canada, Inc..........................    84,524    2,527,941
  #   George Weston, Ltd...............................    34,410    2,396,573
      Goldcorp, Inc.(380956409)........................    23,874      594,224
      Goldcorp, Inc.(2676302).......................... 1,686,234   42,074,472
  #   Husky Energy, Inc................................   839,318   24,936,505
      IAMGOLD Corp.(450913108).........................   573,940    2,094,881
      IAMGOLD Corp.(2446646)...........................   231,424      849,853
      Industrial Alliance Insurance & Financial
        Services, Inc..................................   168,485    6,706,119
      Kinross Gold Corp................................ 3,045,457   13,972,871
  #   Loblaw Cos., Ltd.................................   221,495    8,555,524
  #*  Lundin Mining Corp...............................   737,610    3,225,285
      Magna International, Inc.........................   583,936   49,598,515
      Manulife Financial Corp.......................... 4,133,200   76,262,411
  #*  MEG Energy Corp..................................    52,780    1,462,912
  *   New Gold, Inc....................................    25,030      143,606
  #*  Osisko Mining Corp...............................     6,000       35,986
  #   Pacific Rubiales Energy Corp.....................   388,126    5,899,864
  #   Pan American Silver Corp.(697900108).............   118,576    1,494,058
      Pan American Silver Corp.(2669272)...............   131,923    1,660,660
  #   Pengrowth Energy Corp............................   699,668    4,523,106
  #   Penn West Petroleum, Ltd......................... 1,034,275    7,735,588
  #   Precision Drilling Corp..........................   706,616    6,325,442
  #   Sun Life Financial, Inc.......................... 1,292,577   42,627,478
      Suncor Energy, Inc............................... 3,750,370  123,210,809

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
      Talisman Energy, Inc............................. 2,444,889 $ 26,320,286
      Teck Resources, Ltd. Class A.....................     4,115      104,043
  #   Teck Resources, Ltd. Class B..................... 1,483,730   35,702,773
  #   Thomson Reuters Corp............................. 1,464,798   52,844,520
  #   TransAlta Corp...................................   603,481    7,943,463
  #   Trican Well Service, Ltd.........................     6,065       69,431
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      447,111
  #*  Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   273,116      956,366
      West Fraser Timber Co., Ltd......................    50,666    2,601,651
      Westjet Airlines, Ltd............................     1,000       22,653
      Yamana Gold, Inc................................. 1,425,140   13,346,092
                                                                  ------------
  TOTAL CANADA.........................................            790,926,085
                                                                  ------------
  DENMARK -- (1.6%)
      AP Moeller - Maersk A.S. Class A.................       900    9,633,847
      AP Moeller - Maersk A.S. Class B.................     3,855   43,074,725
      Carlsberg A.S. Class B...........................   334,440   32,655,021
  *   Danske Bank A.S.................................. 1,629,867   36,863,235
  #   FLSmidth & Co. A.S...............................    23,118    1,234,159
      H Lundbeck A.S...................................   135,698    3,364,977
      Rockwool International A.S. Class B..............     1,188      215,394
      TDC A.S.......................................... 1,314,132   12,363,270
  *   Vestas Wind Systems A.S..........................   169,081    5,596,007
                                                                  ------------
  TOTAL DENMARK........................................            145,000,635
                                                                  ------------
  FINLAND -- (0.9%)
      Fortum Oyj.......................................   437,633    9,404,906
      Kesko Oyj Class A................................       662       24,513
  #   Kesko Oyj Class B................................   138,917    5,119,508
  #   Neste Oil Oyj....................................   110,779    1,977,447
  *   Nokia Oyj........................................ 4,254,629   29,445,501
      Stora Enso Oyj Class R........................... 1,455,180   13,581,589
      Stora Enso Oyj Sponsored ADR.....................    91,500      849,120
      UPM-Kymmene Oyj.................................. 1,403,467   21,496,383
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,056,825
                                                                  ------------
  TOTAL FINLAND........................................             82,955,792
                                                                  ------------
  FRANCE -- (9.7%)
      AXA SA........................................... 4,004,754  105,048,486
      AXA SA Sponsored ADR.............................   140,900    3,707,079
      BNP Paribas SA................................... 1,975,744  152,537,490
  *   Bollore SA(BDGTH22)..............................        99       51,139
      Bollore SA(4572709)..............................    22,197   11,964,643
      Bouygues SA......................................   311,487   11,905,631
      Cap Gemini SA....................................   318,818   21,687,259
      Casino Guichard Perrachon SA.....................   142,758   14,714,055
  *   CGG SA...........................................   304,853    4,528,412
  #*  CGG SA Sponsored ADR.............................   141,089    2,086,706
      Cie de St-Gobain................................. 1,078,023   56,534,226
      Cie Generale des Etablissements Michelin.........   197,851   20,812,006
      CNP Assurances...................................   345,489    6,759,741
  *   Credit Agricole SA............................... 2,838,495   38,087,522

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      Eiffage SA.......................................    31,691 $  1,839,904
      Electricite de France SA.........................   498,285   16,915,038
      Eramet...........................................     1,190      113,437
      GDF Suez......................................... 3,247,971   71,693,986
      Groupe Eurotunnel SA.............................   643,407    7,093,781
      Lafarge SA.......................................   505,082   36,203,130
      Lagardere SCA....................................   221,491    7,818,604
      Natixis.......................................... 2,034,211   11,932,964
      Orange........................................... 3,875,091   47,970,643
  #*  Peugeot SA.......................................   124,117    1,904,638
      Renault SA.......................................   555,941   48,294,038
      Rexel SA.........................................   267,968    6,881,462
      SCOR SE..........................................    72,412    2,345,892
      Societe Generale SA.............................. 1,296,228   73,236,642
      STMicroelectronics NV............................ 1,542,301   12,659,380
      Vallourec SA.....................................   119,253    5,953,784
      Vivendi SA....................................... 3,686,124   98,950,665
                                                                  ------------
  TOTAL FRANCE.........................................            902,232,383
                                                                  ------------
  GERMANY -- (7.7%)
      Allianz SE.......................................   518,031   86,117,653
      Allianz SE ADR................................... 2,811,910   46,846,420
      Bayerische Motoren Werke AG......................   677,224   73,514,935
      Celesio AG.......................................   108,168    3,563,234
  *   Commerzbank AG................................... 1,293,711   21,899,812
      Daimler AG....................................... 2,088,586  174,450,822
  #   Deutsche Bank AG(5750355)........................ 1,058,443   50,947,556
  #   Deutsche Bank AG(D18190898)......................   464,576   22,383,272
  *   Deutsche Lufthansa AG............................   464,311   11,029,273
      Deutsche Telekom AG..............................   578,660    9,356,430
  #   Deutsche Telekom AG Sponsored ADR................ 1,448,196   23,417,329
      E.ON SE.......................................... 3,638,090   65,848,107
      Fraport AG Frankfurt Airport Services Worldwide..    37,336    2,755,085
      HeidelbergCement AG..............................   243,824   18,096,446
      Hochtief AG......................................     8,149      648,668
      Metro AG.........................................    30,139    1,239,103
      Muenchener Rueckversicherungs AG.................   297,828   61,376,490
      RWE AG...........................................   839,598   30,979,853
      Volkswagen AG....................................    62,518   15,139,111
      Wacker Chemie AG.................................     1,454      172,425
                                                                  ------------
  TOTAL GERMANY........................................            719,782,024
                                                                  ------------
  GREECE -- (0.0%)
      Hellenic Petroleum SA............................   160,447    1,556,286
  *   National Bank of Greece SA.......................    65,787      291,250
                                                                  ------------
  TOTAL GREECE.........................................              1,847,536
                                                                  ------------
  HONG KONG -- (2.0%)
      Cathay Pacific Airways, Ltd...................... 2,177,000    4,529,017
      Cheung Kong Holdings, Ltd........................   750,000   11,154,367
  *   FIH Mobile, Ltd.................................. 1,931,000      959,224
      Great Eagle Holdings, Ltd........................   794,324    2,600,505

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
     Hang Lung Group, Ltd.............................    150,000 $    683,210
     Henderson Land Development Co., Ltd..............  3,725,616   20,137,093
     Hongkong & Shanghai Hotels (The).................  1,903,131    2,603,455
     Hopewell Holdings, Ltd...........................  1,244,169    4,294,826
     Hutchison Whampoa, Ltd...........................  5,076,000   62,893,424
 *   Kerry Logistics Network, Ltd.....................    325,000      548,378
     Kerry Properties, Ltd............................    656,500    2,105,585
     MTR Corp., Ltd...................................     45,000      159,152
     New World Development Co., Ltd...................  9,923,719   12,410,343
     NWS Holdings, Ltd................................    109,395      158,351
     Orient Overseas International, Ltd...............    488,000    2,032,613
     Shangri-La Asia, Ltd.............................    448,000      739,782
     Sino Land Co., Ltd...............................  1,580,000    2,101,234
     Sun Hung Kai Properties, Ltd.....................    861,000   10,515,147
     Swire Pacific, Ltd. Class A......................    362,000    3,905,298
     Swire Pacific, Ltd. Class B......................     42,500       88,418
     Wharf Holdings, Ltd..............................  3,550,990   24,173,078
     Wheelock & Co., Ltd..............................  3,493,000   14,166,847
                                                                  ------------
 TOTAL HONG KONG......................................             182,959,347
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland..................................  2,856,177    1,130,641
     CRH P.L.C........................................    295,666    7,600,508
     CRH P.L.C. Sponsored ADR.........................    215,216    5,574,094
                                                                  ------------
 TOTAL IRELAND........................................              14,305,243
                                                                  ------------
 ISRAEL -- (0.3%)
     Bank Hapoalim BM.................................  3,116,186   16,181,511
 *   Bank Leumi Le-Israel BM..........................  3,136,337   11,913,792
 *   Israel Discount Bank, Ltd. Class A...............    427,704      733,476
     Mizrahi Tefahot Bank, Ltd........................     68,944      839,660
                                                                  ------------
 TOTAL ISRAEL.........................................              29,668,439
                                                                  ------------
 ITALY -- (1.4%)
 #*  Banca Monte dei Paschi di Siena SpA.............. 12,934,984    2,931,840
 #*  Banco Popolare...................................  2,933,385    5,022,814
 #*  Finmeccanica SpA.................................    995,867    8,726,386
     Intesa Sanpaolo SpA.............................. 10,630,153   28,649,951
     Telecom Italia SpA...............................  5,476,933    6,082,188
 #   Telecom Italia SpA Sponsored ADR.................  1,874,500   20,750,715
     UniCredit SpA....................................  6,290,570   47,085,615
     Unione di Banche Italiane SCPA...................  1,854,721   13,490,458
                                                                  ------------
 TOTAL ITALY..........................................             132,739,967
                                                                  ------------
 JAPAN -- (19.0%)
     77 Bank, Ltd. (The)..............................    737,372    3,371,096
     Aeon Co., Ltd....................................  1,886,800   23,526,574
     Aisin Seiki Co., Ltd.............................    201,500    7,419,320
     Alfresa Holdings Corp............................     89,400    5,079,619
     Amada Co., Ltd...................................    821,000    6,642,557
     Aoyama Trading Co., Ltd..........................     20,400      523,395
 #   Asahi Glass Co., Ltd.............................  3,063,000   17,327,590

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Asahi Kasei Corp................................. 2,847,000 $21,543,189
      Asatsu-DK, Inc...................................    32,500     751,394
      Autobacs Seven Co., Ltd..........................   214,800   3,467,929
      Awa Bank, Ltd. (The).............................    65,600     317,388
      Azbil Corp.......................................    23,600     558,100
      Bank of Kyoto, Ltd. (The)........................   709,400   5,650,768
      Bank of Yokohama, Ltd. (The)..................... 1,939,000   9,746,720
      Brother Industries, Ltd..........................   194,500   2,445,628
      Canon Marketing Japan, Inc.......................   124,900   1,598,385
      Chiba Bank, Ltd. (The)........................... 1,189,000   7,524,139
      Chugoku Bank, Ltd. (The).........................   391,800   4,822,800
      Citizen Holdings Co., Ltd........................   601,600   4,684,917
  #   Coca-Cola West Co., Ltd..........................   121,107   2,373,173
      COMSYS Holdings Corp.............................   207,400   3,008,151
  *   Cosmo Oil Co., Ltd............................... 1,287,364   2,400,787
      Dai Nippon Printing Co., Ltd..................... 1,815,000  17,915,937
      Dai-ichi Life Insurance Co., Ltd. (The)..........   335,200   5,029,739
      Daicel Corp......................................   575,000   4,610,829
  #   Daido Steel Co., Ltd.............................   594,000   2,953,586
      Denki Kagaku Kogyo KK............................   992,000   3,804,417
      Ebara Corp.......................................   174,000   1,112,926
      Fuji Media Holdings, Inc.........................   112,800   2,109,006
      FUJIFILM Holdings Corp........................... 1,327,000  38,671,326
  *   Fujitsu, Ltd..................................... 3,311,000  18,508,776
      Fukuoka Financial Group, Inc..................... 1,800,000   7,499,921
  #   Fukuyama Transporting Co., Ltd...................    85,000     459,756
  #   Furukawa Electric Co., Ltd.......................   633,000   1,548,815
      Glory, Ltd.......................................   119,600   2,964,269
  #   Gunma Bank, Ltd. (The)...........................   921,397   4,875,999
      H2O Retailing Corp...............................   269,000   2,200,736
      Hachijuni Bank, Ltd. (The).......................   993,231   5,484,513
      Hakuhodo DY Holdings, Inc........................   452,000   3,651,056
      Hankyu Hanshin Holdings, Inc..................... 1,389,000   7,028,748
      Higo Bank, Ltd. (The)............................   282,000   1,470,193
      Hiroshima Bank, Ltd. (The).......................   624,000   2,520,014
      Hitachi Capital Corp.............................    47,000   1,169,902
      Hitachi Chemical Co., Ltd........................   149,400   2,142,226
  #   Hitachi Construction Machinery Co., Ltd..........    97,000   1,852,946
      Hitachi High-Technologies Corp...................   139,900   3,203,511
      Hitachi Transport System, Ltd....................    94,400   1,499,390
      Hokuhoku Financial Group, Inc.................... 2,620,000   4,964,266
      House Foods Group, Inc...........................   148,300   2,220,313
      Ibiden Co., Ltd..................................   265,500   4,866,189
      Idemitsu Kosan Co., Ltd..........................   230,396   5,111,715
      Inpex Corp....................................... 1,335,200  15,820,447
  #   Isetan Mitsukoshi Holdings, Ltd..................   884,200  11,185,357
      ITOCHU Corp...................................... 3,106,200  37,949,292
      Iyo Bank, Ltd. (The).............................   551,000   5,150,876
      J Front Retailing Co., Ltd....................... 1,236,000   8,238,954
      JFE Holdings, Inc................................ 1,235,400  25,600,565
      Joyo Bank, Ltd. (The)............................ 1,376,000   6,513,223
  #   JTEKT Corp.......................................   478,300   7,042,091
      JX Holdings, Inc................................. 6,192,133  29,850,329

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     K's Holdings Corp................................     41,100 $  1,093,783
     Kagoshima Bank, Ltd. (The).......................    358,143    2,144,242
     Kajima Corp......................................  1,900,000    6,999,519
     Kamigumi Co., Ltd................................    540,000    4,836,586
     Kaneka Corp......................................    664,542    4,109,911
     Kawasaki Kisen Kaisha, Ltd.......................  2,100,000    4,895,099
     Keiyo Bank, Ltd. (The)...........................    418,000    1,811,617
     Kewpie Corp......................................     47,400      674,806
     Kinden Corp......................................    207,000    2,018,733
 #*  Kobe Steel, Ltd..................................  7,293,000   12,081,097
     Konica Minolta, Inc..............................  1,197,500   12,642,162
     Kuraray Co., Ltd.................................    648,400    7,269,188
     Kurita Water Industries, Ltd.....................     13,500      287,669
 #   Kyocera Corp.....................................    818,800   36,616,531
     Kyocera Corp. Sponsored ADR......................     27,200    1,217,472
     Kyowa Hakko Kirin Co., Ltd.......................    571,000    5,785,051
     Lintec Corp......................................      5,100       93,096
     LIXIL Group Corp.................................    371,200    9,563,383
     Mabuchi Motor Co., Ltd...........................     20,400    1,171,183
     Maeda Road Construction Co., Ltd.................     36,000      587,997
     Marubeni Corp....................................  3,990,000   27,835,193
     Marui Group Co., Ltd.............................    542,642    5,083,309
     Maruichi Steel Tube, Ltd.........................     74,700    1,942,998
     Matsumotokiyoshi Holdings Co., Ltd...............      5,000      177,953
     Medipal Holdings Corp............................    339,800    4,961,962
     MEIJI Holdings Co., Ltd..........................    135,895    8,480,480
     Mitsubishi Chemical Holdings Corp................  4,504,200   19,146,514
     Mitsubishi Corp..................................  3,482,500   64,029,677
     Mitsubishi Gas Chemical Co., Inc.................    948,000    6,658,192
 #   Mitsubishi Logistics Corp........................    220,000    3,074,389
 #   Mitsubishi Materials Corp........................  2,884,000    9,681,744
     Mitsubishi Tanabe Pharma Corp....................    465,600    6,836,310
     Mitsubishi UFJ Financial Group, Inc.............. 24,653,206  148,209,558
 #   Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   28,879,487
 #   Mitsui & Co., Ltd................................  4,220,700   56,520,650
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    3,148,446
 #   Mitsui Chemicals, Inc............................  1,861,800    4,444,332
     Mitsui Engineering & Shipbuilding Co., Ltd.......    620,000    1,209,473
     Mitsui Mining & Smelting Co., Ltd................     69,030      183,820
     Mitsui OSK Lines, Ltd............................  2,485,000   10,185,979
     Mizuho Financial Group, Inc...................... 28,287,400   59,950,072
     Mizuho Financial Group, Inc. ADR.................    205,757      874,467
     MS&AD Insurance Group Holdings...................    814,953   18,881,809
     Nagase & Co., Ltd................................    235,889    2,764,283
     Nanto Bank, Ltd. (The)...........................    319,000    1,120,258
     NEC Corp.........................................  8,375,101   24,202,708
     Nippo Corp.......................................    117,000    1,822,104
 #   Nippon Electric Glass Co., Ltd...................    864,000    3,890,695
     Nippon Express Co., Ltd..........................  1,987,238    9,334,217
     Nippon Meat Packers, Inc.........................    429,536    7,314,328
 #   Nippon Paper Industries Co., Ltd.................    234,300    4,217,119
 #   Nippon Shokubai Co., Ltd.........................    266,000    2,792,778
 #   Nippon Steel & Sumitomo Metal Corp............... 18,537,940   56,229,850

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Nippon Television Holdings, Inc..................   123,700 $ 2,117,974
  #   Nippon Yusen KK.................................. 3,836,000  11,870,793
      Nishi-Nippon City Bank, Ltd. (The)............... 1,412,569   3,561,190
  #   Nissan Motor Co., Ltd............................ 4,285,600  36,763,191
      Nissan Shatai Co., Ltd...........................    44,000     556,604
  #   Nisshin Seifun Group, Inc........................   464,199   4,613,541
      Nisshin Steel Holdings Co., Ltd..................   143,100   1,518,320
      Nisshinbo Holdings, Inc..........................   305,000   2,653,068
      NKSJ Holdings, Inc...............................   190,100   4,947,416
      NOK Corp.........................................   191,820   3,090,321
  *   NTN Corp......................................... 1,121,000   4,799,907
      NTT DOCOMO, Inc.................................. 3,091,700  49,500,585
  #   NTT DOCOMO, Inc. Sponsored ADR...................     6,118      97,888
      Obayashi Corp.................................... 1,650,682   9,745,181
      Oji Holdings Corp................................ 2,346,000  11,054,736
      Onward Holdings Co., Ltd.........................   278,000   2,006,544
      Otsuka Holdings Co., Ltd.........................   125,000   3,824,698
  #   Pola Orbis Holdings, Inc.........................    49,300   1,651,094
      Rengo Co., Ltd...................................   421,000   2,215,014
      Resona Holdings, Inc............................. 2,421,000  12,761,279
      Ricoh Co., Ltd................................... 2,269,000  23,843,319
      Rohm Co., Ltd....................................   233,700  11,646,351
      Sankyo Co., Ltd..................................    82,500   3,902,486
      SBI Holdings, Inc................................   175,800   2,407,013
      Seino Holdings Co., Ltd..........................   315,000   2,974,312
      Sekisui Chemical Co., Ltd........................   125,000   1,440,720
  #   Sekisui House, Ltd............................... 1,369,000  18,881,768
      Shiga Bank, Ltd. (The)...........................   451,185   2,203,563
      Shimizu Corp..................................... 1,371,000   7,390,260
      Shizuoka Bank, Ltd. (The)........................ 1,051,000  10,438,624
  #   Showa Denko KK................................... 3,394,000   4,605,211
  #   Showa Shell Sekiyu KK............................   366,900   3,491,597
      SKY Perfect JSAT Holdings, Inc...................   340,000   1,750,573
      Sohgo Security Services Co., Ltd.................   101,200   1,894,105
      Sojitz Corp...................................... 2,718,800   4,660,905
  #   Sony Corp........................................   975,200  15,278,447
  #   Sony Corp. Sponsored ADR......................... 1,801,665  28,376,224
      Sumitomo Bakelite Co., Ltd.......................   347,000   1,293,765
      Sumitomo Chemical Co., Ltd....................... 4,562,000  18,481,687
      Sumitomo Corp.................................... 3,241,900  40,395,125
      Sumitomo Electric Industries, Ltd................ 2,606,700  40,940,716
      Sumitomo Forestry Co., Ltd.......................   295,200   3,181,454
  #   Sumitomo Heavy Industries, Ltd................... 1,272,000   5,889,684
      Sumitomo Metal Mining Co., Ltd................... 1,441,000  18,644,663
      Sumitomo Mitsui Financial Group, Inc.............   448,200  20,763,368
      Sumitomo Mitsui Trust Holdings, Inc.............. 1,987,629   9,429,565
      Sumitomo Osaka Cement Co., Ltd...................   196,000     732,834
      Suzuken Co. Ltd/Aichi Japan......................   149,300   5,160,242
      Suzuki Motor Corp................................   774,300  20,071,268
      T&D Holdings, Inc................................   508,600   6,196,854
  #   Taisho Pharmaceutical Holdings Co., Ltd..........    49,199   3,551,819
  #   Taiyo Nippon Sanso Corp..........................    28,000     193,727
  #   Takashimaya Co., Ltd.............................   639,634   5,930,278

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
 JAPAN -- (Continued)
 #   Takata Corp......................................    29,200 $      866,994
 #   TDK Corp.........................................   335,900     15,156,296
     Teijin, Ltd...................................... 2,131,450      4,797,084
     Toho Holdings Co., Ltd...........................    12,800        225,119
     Tokai Rika Co., Ltd..............................    97,100      1,782,233
     Tokio Marine Holdings, Inc.......................    15,400        449,652
     Tokyo Broadcasting System Holdings, Inc..........    85,300      1,018,553
 #   Toppan Printing Co., Ltd......................... 1,344,000      9,800,707
     Toshiba TEC Corp.................................    36,000        238,780
     Tosoh Corp....................................... 1,128,000      4,809,600
     Toyo Seikan Group Holdings, Ltd..................   365,849      6,489,402
     Toyobo Co., Ltd..................................   664,000      1,178,883
     Toyoda Gosei Co., Ltd............................    53,100      1,116,734
     Toyota Tsusho Corp...............................   542,500     12,720,416
     Ube Industries, Ltd.............................. 2,349,000      4,819,975
 #   UNY Group Holdings Co., Ltd......................   393,050      2,356,496
     Ushio, Inc.......................................    44,200        524,782
     Wacoal Holdings Corp.............................   179,000      1,846,592
 #   Yamada Denki Co., Ltd............................ 1,608,100      5,519,593
 #   Yamaguchi Financial Group, Inc...................   492,148      4,483,726
     Yamaha Corp......................................   355,900      5,217,747
     Yamato Kogyo Co., Ltd............................    86,600      2,563,191
     Yamazaki Baking Co., Ltd.........................   204,000      2,196,208
                                                                 --------------
 TOTAL JAPAN..........................................            1,769,140,686
                                                                 --------------
 NETHERLANDS -- (3.4%)
     Aegon NV......................................... 3,908,207     34,066,132
     Akzo Nobel NV....................................   448,015     32,222,115
 #   ArcelorMittal(B03XPL1)........................... 2,828,260     46,715,487
 #   Arcelormittal(B295F26)...........................   358,126      5,901,917
 *   ING Groep NV..................................... 6,479,202     85,570,714
 #*  ING Groep NV Sponsored ADR....................... 1,297,167     17,135,576
     Koninklijke Ahold NV............................. 1,171,855     19,505,839
     Koninklijke Boskalis Westminster NV..............     2,225        106,689
     Koninklijke DSM NV...............................   466,014     30,847,679
 *   Koninklijke KPN NV...............................   601,748      2,251,564
     Koninklijke Philips NV........................... 1,120,476     38,873,935
     TNT Express NV...................................    72,118        635,313
                                                                 --------------
 TOTAL NETHERLANDS....................................              313,832,960
                                                                 --------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............   275,136        810,964
     Contact Energy, Ltd.............................. 1,292,916      5,387,353
     Fletcher Building, Ltd...........................    72,409        530,405
                                                                 --------------
 TOTAL NEW ZEALAND....................................                6,728,722
                                                                 --------------
 NORWAY -- (0.7%)
     Aker ASA Class A.................................    68,150      2,042,674
     Cermaq ASA.......................................     3,400         34,671
     DNB ASA.......................................... 1,551,198     26,342,864
     Norsk Hydro ASA.................................. 3,357,025     15,272,577
 #   Norsk Hydro ASA Sponsored ADR....................    59,900        274,941

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     Orkla ASA........................................    361,613 $  2,815,004
     Stolt-Nielsen, Ltd...............................      8,425      248,901
 *   Storebrand ASA...................................  1,082,306    6,465,283
     Subsea 7 SA......................................    590,207   10,171,579
     Wilh Wilhelmsen Holding ASA Class A..............        212        6,780
                                                                  ------------
 TOTAL NORWAY.........................................              63,675,274
                                                                  ------------
 PORTUGAL -- (0.1%)
 *   Banco Espirito Santo SA..........................  2,631,973    3,992,472
 *   EDP Renovaveis SA................................    517,656    2,979,011
                                                                  ------------
 TOTAL PORTUGAL.......................................               6,971,483
                                                                  ------------
 SINGAPORE -- (1.1%)
     CapitaLand, Ltd..................................  9,878,000   21,275,901
     CapitaMalls Asia, Ltd............................  1,267,000    1,741,838
     City Developments, Ltd...........................    128,000      874,154
     DBS Group Holdings, Ltd..........................  1,172,308   15,139,732
 #   Golden Agri-Resources, Ltd....................... 13,990,000    5,680,877
     Hutchison Port Holdings Trust....................  4,848,000    3,217,370
     Keppel Land, Ltd.................................  1,214,000    2,998,336
 #*  Neptune Orient Lines, Ltd........................  1,246,004      984,956
     Noble Group, Ltd.................................  9,549,000    7,085,399
 #   Olam International, Ltd..........................  2,471,000    2,859,708
 #   OUE, Ltd.........................................    405,000      752,686
     Singapore Airlines, Ltd..........................  1,613,600   12,110,264
 #   Singapore Land, Ltd..............................    532,000    3,285,568
 #   United Industrial Corp., Ltd.....................  2,152,000    4,936,453
     UOL Group, Ltd...................................  1,376,600    6,304,622
     Venture Corp., Ltd...............................    307,000    1,778,538
     Wheelock Properties Singapore, Ltd...............    861,000    1,063,161
     Wilmar International, Ltd........................  3,871,000    9,452,514
                                                                  ------------
 TOTAL SINGAPORE......................................             101,542,077
                                                                  ------------
 SPAIN -- (2.4%)
 #   Acciona SA.......................................    101,533    6,727,676
     Banco de Sabadell SA.............................  5,307,715   15,659,132
     Banco Popular Espanol SA.........................  3,430,914   23,534,327
     Banco Santander SA...............................  8,013,639   68,942,806
     Banco Santander SA Sponsored ADR.................  1,506,006   13,011,892
     CaixaBank SA.....................................  3,046,732   18,672,591
     Iberdrola SA(B288C92)............................  8,380,651   51,605,077
     Iberdrola SA(BJ05N64)............................    206,784    1,276,477
     Repsol SA........................................  1,146,139   26,787,392
                                                                  ------------
 TOTAL SPAIN..........................................             226,217,370
                                                                  ------------
 SWEDEN -- (3.0%)
     Boliden AB.......................................    612,180    9,282,123
     Holmen AB Class A................................      6,189      212,793
     Meda AB Class A..................................    280,396    3,407,975
     Nordea Bank AB...................................  5,366,449   71,609,913
     Skandinaviska Enskilda Banken AB Class A.........  3,481,813   44,862,048
     Skandinaviska Enskilda Banken AB Class C.........     16,918      214,200

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 SWEDEN -- (Continued)
 #   SSAB AB Class A..................................     51,620 $    411,572
     Svenska Cellulosa AB Class A.....................     66,476    1,884,011
     Svenska Cellulosa AB Class B.....................  1,348,669   38,349,904
     Svenska Handelsbanken AB Class A.................     32,796    1,556,236
     Svenska Handelsbanken AB Class B.................        252       11,478
     Swedbank AB Class A..............................    221,456    5,778,813
     Tele2 AB Class B.................................    127,737    1,404,733
     Telefonaktiebolaget LM Ericsson Class A..........     28,098      325,915
     Telefonaktiebolaget LM Ericsson Class B..........  4,713,081   57,711,006
 #   Telefonaktiebolaget LM Ericsson Sponsored ADR....    952,162   11,702,071
     TeliaSonera AB...................................  3,717,354   27,530,924
                                                                  ------------
 TOTAL SWEDEN.........................................             276,255,715
                                                                  ------------
 SWITZERLAND -- (8.0%)
     ABB, Ltd.........................................    820,669   20,412,760
     Adecco SA........................................    358,259   28,140,005
 #   Alpiq Holding AG.................................      1,593      219,897
     Aryzta AG........................................    177,022   13,910,373
     Baloise Holding AG...............................    200,163   23,910,126
     Banque Cantonale Vaudoise........................        468      254,402
     Clariant AG......................................    581,272   10,952,106
     Credit Suisse Group AG...........................  1,928,358   58,103,227
 #   Credit Suisse Group AG Sponsored ADR.............  1,022,581   30,830,817
     Givaudan SA......................................      5,469    8,087,116
     Holcim, Ltd......................................    887,877   64,444,293
     Lonza Group AG...................................      7,458      748,085
     Novartis AG......................................  1,295,928  102,431,211
     Novartis AG ADR..................................    681,571   53,891,819
     PSP Swiss Property AG............................     17,947    1,543,942
     Sulzer AG........................................     50,596    7,618,457
     Swiss Life Holding AG............................    123,557   26,593,001
     Swiss Re AG......................................  1,244,453  107,397,599
     UBS AG(B18YFJ4)..................................  4,344,251   86,165,091
     UBS AG(H89231338)................................    505,823   10,050,703
     Zurich Insurance Group AG........................    290,632   84,266,057
                                                                  ------------
 TOTAL SWITZERLAND....................................             739,971,087
                                                                  ------------
 UNITED KINGDOM -- (17.7%)
     Anglo American P.L.C.............................  1,123,359   26,487,657
     Aviva P.L.C......................................  1,831,250   13,396,393
     Barclays P.L.C................................... 14,540,536   64,912,566
 #   Barclays P.L.C. Sponsored ADR....................  5,229,092   93,600,747
     Barratt Developments P.L.C.......................    410,298    2,550,844
     BP P.L.C.........................................  1,846,341   14,469,867
     BP P.L.C. Sponsored ADR..........................  6,296,015  295,220,143
     Carnival P.L.C...................................    658,867   27,008,305
 #   Carnival P.L.C. ADR..............................    229,328    9,358,876
     Coca-Cola HBC AG ADR.............................      5,961      157,370
 *   Evraz P.L.C......................................    285,837      399,102
     Glencore Xstrata P.L.C...........................  9,651,643   50,887,913
     HSBC Holdings P.L.C..............................  4,447,299   45,637,011
 #   HSBC Holdings P.L.C. Sponsored ADR...............  1,730,263   89,091,241

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 UNITED KINGDOM -- (Continued)
       Investec P.L.C...............................   1,195,168 $    7,686,619
       J Sainsbury P.L.C............................   5,377,115     30,452,507
       Kazakhmys P.L.C..............................      51,774        151,081
       Kingfisher P.L.C.............................   8,609,963     52,204,434
 *     Lloyds Banking Group P.L.C...................  64,919,065     88,532,760
 #*    Lloyds Banking Group P.L.C. ADR..............   2,054,355     11,257,865
       Mondi P.L.C..................................     174,326      2,637,986
       Old Mutual P.L.C.............................  12,034,881     34,057,481
 #     Pearson P.L.C. Sponsored ADR.................   1,179,255     21,568,574
       Resolution, Ltd..............................   3,422,696     19,596,196
 *     Royal Bank of Scotland Group P.L.C...........   3,847,507     21,434,012
 #*    Royal Bank of Scotland Group P.L.C.
       Sponsored ADR................................     400,166      4,453,848
 #     Royal Dutch Shell P.L.C. ADR(780259107)......   3,323,210    242,029,384
       Royal Dutch Shell P.L.C. ADR(780259206)......     547,088     37,803,781
       Royal Dutch Shell P.L.C. Class A.............     558,684     19,353,697
       Royal Dutch Shell P.L.C. Class B.............     255,146      9,332,513
       RSA Insurance Group P.L.C....................   4,956,241      7,894,169
 #     Vedanta Resources P.L.C......................     189,404      2,503,725
       Vodafone Group P.L.C.........................  34,976,333    129,612,351
       Vodafone Group P.L.C. Sponsored ADR..........   3,770,795    139,745,663
       WM Morrison Supermarkets P.L.C...............   8,127,143     32,026,656
                                                                 --------------
 TOTAL UNITED KINGDOM...............................              1,647,513,337
                                                                 --------------
 TOTAL COMMON STOCKS................................              8,702,247,253
                                                                 --------------
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
       Porsche Automobil Holding SE.................     254,382     24,817,677
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
 #*    Raiffeisen Bank International Rights.........      57,158             --
                                                                 --------------
 SPAIN -- (0.0%)
 *     Banco Popular Espanol SA Rights..............   3,430,914        189,718
 *     Banco Santander SA Rights....................   8,013,609      1,611,141
                                                                 --------------
 TOTAL SPAIN........................................                  1,800,859
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                  1,800,859
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (6.0%)
 (S)@  DFA Short Term Investment Fund...............  48,401,037    560,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $2,718,877 GNMA 3.50%,
         09/20/42, valued at $2,443,795) to be
         repurchased at $2,395,881.................. $     2,396      2,395,877
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                562,395,877
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,743,020,786)^^........................               $9,291,261,666
                                                                 ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    1,872,352 $  415,403,959   --    $  417,276,311
   Austria....................             --     16,937,469   --        16,937,469
   Belgium....................      3,384,542    110,382,769   --       113,767,311
   Canada.....................    790,926,085             --   --       790,926,085
   Denmark....................             --    145,000,635   --       145,000,635
   Finland....................      1,905,945     81,049,847   --        82,955,792
   France.....................      5,844,924    896,387,459   --       902,232,383
   Germany....................     92,647,021    627,135,003   --       719,782,024
   Greece.....................             --      1,847,536   --         1,847,536
   Hong Kong..................        548,378    182,410,969   --       182,959,347
   Ireland....................      5,574,094      8,731,149   --        14,305,243
   Israel.....................             --     29,668,439   --        29,668,439
   Italy......................     20,750,715    111,989,252   --       132,739,967
   Japan......................     62,593,984  1,706,546,702   --     1,769,140,686
   Netherlands................     23,037,493    290,795,467   --       313,832,960
   New Zealand................             --      6,728,722   --         6,728,722
   Norway.....................        274,941     63,400,333   --        63,675,274
   Portugal...................             --      6,971,483   --         6,971,483
   Singapore..................             --    101,542,077   --       101,542,077
   Spain......................     13,011,892    213,205,478   --       226,217,370
   Sweden.....................     11,702,071    264,553,644   --       276,255,715
   Switzerland................     94,773,339    645,197,748   --       739,971,087
   United Kingdom.............    944,287,492    703,225,845   --     1,647,513,337
Preferred Stocks
   Germany....................             --     24,817,677   --        24,817,677
Rights/Warrants
   Austria....................             --             --   --                --
   Spain......................             --      1,800,859   --         1,800,859
Securities Lending Collateral.             --    562,395,877   --       562,395,877
                               -------------- --------------   --    --------------
TOTAL......................... $2,073,135,268 $7,218,126,398   --    $9,291,261,666
                               ============== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (89.2%)
  ARGENTINA -- (0.0%)
  *   Celulosa Argentina...............................         1 $        --
                                                                  -----------
  BRAZIL -- (6.7%)
      AES Tiete SA.....................................    58,484     422,002
      All America Latina Logistica SA..................   508,831   1,384,072
      AMBEV SA.........................................   855,320   5,675,784
      AMBEV SA ADR..................................... 3,544,833  23,183,208
      Arteris SA.......................................    25,636     176,147
      Banco Bradesco SA................................   653,682   7,758,760
      Banco do Brasil SA...............................   673,592   5,794,021
      Banco Santander Brasil SA........................   328,700   1,530,480
  #   Banco Santander Brasil SA ADR....................   726,366   3,319,493
      BM&FBovespa SA................................... 2,134,108   8,420,285
      BR Malls Participacoes SA........................   379,523   2,380,911
  *   Braskem SA Sponsored ADR.........................   153,394   2,323,919
      BRF SA...........................................    94,100   1,684,227
      BRF SA ADR.......................................   564,360   9,977,885
      CCR SA...........................................   880,368   5,647,264
      Centrais Eletricas Brasileiras SA................   150,300     324,269
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     342,477
  #   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     212,424
      CETIP SA - Mercados Organizados..................   220,500   2,110,122
  #   Cia Brasileira de Distribuicao Grupo Pao de
        Acucar ADR.....................................    85,830   3,284,714
      Cia de Saneamento Basico do Estado de Sao Paulo.. 104,600 963,157 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668   1,631,239
      Cia Energetica de Minas Gerais...................    68,587     394,192
      Cia Hering.......................................   108,600   1,205,494
      Cia Paranaense de Energia........................    17,100     140,497
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     662,193
      Cia Siderurgica Nacional SA......................   633,652   2,922,097
  #   Cia Siderurgica Nacional SA Sponsored ADR........   202,748     938,723
      Cielo SA.........................................   357,475   9,468,234
      Cosan SA Industria e Comercio....................   141,969   2,114,186
      CPFL Energia SA..................................    83,360     627,046
      CPFL Energia SA ADR..............................    63,516     936,226
      Cyrela Brazil Realty SA Empreendimentos e
        Participacoes..................................   364,397   2,149,401
      Duratex SA.......................................   321,230   1,573,123
      EcoRodovias Infraestrutura e Logistica SA........   150,488     765,480
      EDP - Energias do Brasil SA......................   236,900     945,673
      Embraer SA.......................................   164,400   1,246,041
      Embraer SA ADR...................................   133,319   4,091,560
      Estacio Participacoes SA.........................   187,318   1,454,928
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   5,742,475
      Gerdau SA........................................   140,232     819,524
  #   Gerdau SA Sponsored ADR..........................   150,151   1,058,565
      Grendene SA......................................    91,864     607,383
      Guararapes Confeccoes SA.........................     8,056     310,161
      Hypermarcas SA...................................   939,724   5,905,913
      Itau Unibanco Holding SA.........................   237,236   2,700,526
      Itau Unibanco Holding SA ADR.....................   169,341   2,072,729
      JBS SA...........................................   880,481   3,070,467
      Kroton Educacional SA............................   206,884   3,150,508

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
     Localiza Rent a Car SA...........................     139,560 $  1,762,588
     Lojas Americanas SA..............................     129,210      668,573
     Lojas Renner SA..................................     127,687    2,922,654
     M Dias Branco SA.................................      35,100    1,197,381
     Multiplan Empreendimentos Imobiliarios SA........      89,300    1,609,922
     Natura Cosmeticos SA.............................     173,400    2,808,801
     Odontoprev SA....................................       7,800       29,119
     Oi SA............................................     179,758      341,222
     Oi SA ADR(670851104).............................       7,319       13,760
 #   Oi SA ADR(670851203).............................     107,889      184,490
     Petroleo Brasileiro SA...........................     598,900    3,377,681
     Petroleo Brasileiro SA ADR.......................   1,372,750   15,388,527
 #   Petroleo Brasileiro SA Sponsored ADR.............   1,985,055   23,622,154
     Porto Seguro SA..................................     140,099    1,636,523
     Raia Drogasil SA.................................     229,600    1,378,044
     Souza Cruz SA....................................     378,070    3,309,299
     Tim Participacoes SA.............................     439,800    2,300,812
     Tim Participacoes SA ADR.........................      63,679    1,657,564
     Totvs SA.........................................     124,475    1,628,776
     Tractebel Energia SA.............................     142,100    2,031,037
     Transmissora Alianca de Energia Eletrica SA......     316,634    2,332,070
     Ultrapar Participacoes SA........................      76,200    1,678,498
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    5,607,491
 *   Usinas Siderurgicas de Minas Gerais SA...........      39,100      182,135
     Vale SA..........................................     133,600    1,815,498
 #   Vale SA Sponsored ADR(91912E105).................   1,249,020   16,986,672
     Vale SA Sponsored ADR(91912E204).................     502,843    6,174,912
     WEG SA...........................................     248,866    2,818,200
                                                                   ------------
 TOTAL BRAZIL.........................................              251,084,608
                                                                   ------------
 CHILE -- (1.5%)
     AES Gener SA.....................................   2,043,503      976,845
     Aguas Andinas SA Class A.........................   1,962,055    1,251,521
 #   Banco de Chile ADR...............................      35,284    2,584,553
     Banco de Credito e Inversiones...................      36,262    2,020,451
 #   Banco Santander Chile ADR........................     184,741    3,598,755
     CAP SA...........................................      75,905    1,102,198
     Cencosud SA......................................   1,142,664    3,226,404
     Cencosud SA ADR..................................       8,408       71,132
     CFR Pharmaceuticals SA...........................   1,737,925      351,367
     Cia Cervecerias Unidas SA........................       9,296       99,501
     Cia Cervecerias Unidas SA ADR....................      54,549    1,167,349
     Cia General de Electricidad SA...................      14,417       65,332
     Colbun SA........................................   6,194,334    1,443,198
     Corpbanca SA..................................... 112,194,160    1,230,947
 #   Corpbanca SA ADR.................................      26,066      429,828
 #   Embotelladora Andina SA Class A ADR..............      22,244      407,065
 #   Embotelladora Andina SA Class B ADR..............      19,587      436,594
 #   Empresa Nacional de Electricidad SA Sponsored ADR     104,787    4,042,682
     Empresas CMPC SA.................................   1,191,114    2,572,868
     Empresas COPEC SA................................     471,084    5,363,478
     Enersis SA Sponsored ADR.........................     478,616    6,351,234
     ENTEL Chile SA...................................     123,797    1,500,005

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Gasco SA.........................................      4,891 $    42,755
      Inversiones Aguas Metropolitanas SA..............    377,408     609,632
  #   Latam Airlines Group SA Sponsored ADR............    291,856   4,056,798
      Molibdenos y Metales SA..........................     21,739     302,196
      Ripley Corp. SA..................................    490,963     275,071
      SACI Falabella...................................    712,387   5,553,567
      Sigdo Koppers SA.................................    338,893     476,504
  #   Sociedad Quimica y Minera de Chile SA Sponsored
        ADR............................................     91,271   2,273,561
      Sonda SA.........................................    482,159     955,133
                                                                   -----------
  TOTAL CHILE..........................................             54,838,524
                                                                   -----------
  CHINA -- (14.0%)
  #   Agile Property Holdings, Ltd.....................  1,754,000   1,606,341
      Agricultural Bank of China, Ltd. Class H......... 18,731,000   8,176,980
      Air China, Ltd. Class H..........................  1,690,000   1,100,565
  #*  Aluminum Corp. of China, Ltd. ADR................    112,680     998,345
  #*  Aluminum Corp. of China, Ltd. Class H............    796,000     283,186
  #*  Angang Steel Co., Ltd. Class H...................  1,422,000     906,505
  #   Anhui Conch Cement Co., Ltd. Class H.............  1,048,500   4,044,407
      Bank of China, Ltd. Class H...................... 65,514,100  27,652,194
      Bank of Communications Co., Ltd. Class H.........  6,896,515   4,470,746
      BBMG Corp. Class H...............................    753,500     591,192
      Beijing Capital International Airport Co., Ltd.
        Class H........................................    198,000     150,678
      Beijing Enterprises Holdings, Ltd................    668,972   5,638,992
      Belle International Holdings, Ltd................  3,431,000   3,728,475
  #   Biostime International Holdings, Ltd.............     48,000     413,493
      Brilliance China Automotive Holdings, Ltd........  2,052,000   3,148,663
  #*  Byd Co., Ltd. Class H............................    415,886   1,971,262
      China BlueChemical, Ltd..........................  1,072,000     589,123
      China CITIC Bank Corp., Ltd. Class H.............  7,023,928   3,360,182
  #   China Coal Energy Co., Ltd. Class H..............  3,792,777   1,897,911
      China Communications Construction Co., Ltd.
        Class H........................................  3,581,000   2,605,979
      China Communications Services Corp., Ltd. Class H  2,892,000   1,562,723
      China Construction Bank Corp. Class H............ 56,443,590  39,101,068
  #*  China COSCO Holdings Co., Ltd. Class H...........  2,263,000     953,552
  *   China Eastern Airlines Corp., Ltd. ADR...........      2,800      46,704
  #*  China Eastern Airlines Corp., Ltd. Class H.......  1,382,000     469,506
      China Everbright International, Ltd..............    627,000     823,569
      China Gas Holdings, Ltd..........................  2,348,000   3,289,626
      China International Marine Containers Group Co.,
        Ltd. Class H...................................    330,000     763,599
  #   China Life Insurance Co., Ltd. ADR...............    330,798  13,476,710
      China Life Insurance Co., Ltd. Class H...........    784,000   2,133,942
      China Longyuan Power Group Corp. Class H.........  1,745,000   2,099,250
      China Mengniu Dairy Co., Ltd.....................    976,000   4,476,705
      China Merchants Bank Co., Ltd. Class H...........  3,724,554   6,560,491
      China Merchants Holdings International Co., Ltd..  1,023,426   3,495,811
  #   China Minsheng Banking Corp., Ltd. Class H.......  4,422,500   4,318,591
      China Mobile, Ltd................................     73,500     701,834
  #   China Mobile, Ltd. Sponsored ADR.................    877,340  41,980,719
  #   China Molybdenum Co., Ltd. Class H...............    896,322     376,239
      China National Building Material Co., Ltd. Class
        H..............................................  2,181,916   2,094,898
      China Oilfield Services, Ltd. Class H............  1,184,000   3,152,385
      China Overseas Land & Investment, Ltd............  3,042,000   8,165,780

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Pacific Insurance Group Co., Ltd. Class H..  1,946,000 $ 7,029,048
      China Petroleum & Chemical Corp. ADR.............    138,384  10,908,787
      China Petroleum & Chemical Corp. Class H.........  8,186,800   6,456,235
      China Railway Construction Corp., Ltd. Class H...  2,554,000   2,140,555
      China Railway Group, Ltd. Class H................  3,077,000   1,359,878
      China Resources Cement Holdings, Ltd.............  1,609,335   1,098,303
      China Resources Enterprise, Ltd..................  1,055,000   3,138,453
      China Resources Gas Group, Ltd...................    572,000   1,766,327
      China Resources Land, Ltd........................  1,574,000   3,696,993
      China Resources Power Holdings Co., Ltd..........  1,180,000   2,805,468
      China Shenhua Energy Co., Ltd. Class H...........  2,766,500   7,100,885
  #*  China Shipping Container Lines Co., Ltd. Class H.  4,653,000   1,094,471
      China Southern Airlines Co., Ltd. Class H........  1,006,000     348,212
  # China Southern Airlines Co., Ltd. Sponsored ADR.. 10,900 186,390 China State Construction International Holdings,
        Ltd............................................  1,318,000   2,395,721
  *   China Taiping Insurance Holdings Co., Ltd........    536,800     935,111
  #   China Telecom Corp., Ltd. ADR....................     50,817   2,320,304
      China Telecom Corp., Ltd. Class H................  3,562,000   1,622,998
  #   China Unicom Hong Kong, Ltd. ADR.................    470,600   6,136,624
      Chongqing Rural Commercial Bank Class H..........     26,000      11,002
  #   CITIC Pacific, Ltd...............................  1,669,000   2,086,264
      CITIC Securities Co., Ltd. Class H...............    896,000   2,070,481
      CNOOC, Ltd.......................................  3,105,000   4,823,038
  #   CNOOC, Ltd. ADR..................................    115,255  17,752,728
      COSCO Pacific, Ltd...............................  2,285,058   2,932,671
      Country Garden Holdings Co., Ltd.................  3,575,769   1,944,642
  #   CSR Corp., Ltd...................................  1,471,000   1,071,920
  #   Datang International Power Generation Co., Ltd.
        Class H........................................  1,616,000     646,984
  #   Dongfang Electric Corp., Ltd. Class H............    290,200     402,760
      Dongfeng Motor Group Co., Ltd. Class H...........  2,302,000   3,389,505
      ENN Energy Holdings, Ltd.........................    514,000   3,322,350
  #   Evergrande Real Estate Group, Ltd................  6,559,000   2,623,998
  #   Fosun International, Ltd.........................  1,717,441   1,842,109
  *   FU JI Food and Catering Services Holdings, Ltd...     28,900       5,665
  #*  GCL-Poly Energy Holdings, Ltd....................  5,826,814   1,973,640
  #   Geely Automobile Holdings, Ltd...................  3,655,000   1,493,645
  #   Golden Eagle Retail Group, Ltd...................    190,000     259,452
  #   Great Wall Motor Co., Ltd. Class H...............    712,000   3,387,426
  #   Greentown China Holdings, Ltd....................    650,500     923,687
      Guangdong Investment, Ltd........................  1,630,000   1,503,584
      Guangshen Railway Co., Ltd. Sponsored ADR........     28,517     601,709
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,996,259   1,998,879
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................    174,000     564,693
      Guangzhou R&F Properties Co., Ltd................  1,225,600   1,632,387
      Haier Electronics Group Co., Ltd.................    639,000   1,837,323
  #   Haitian International Holdings, Ltd..............     79,000     172,039
  #*  Hanergy Solar Group, Ltd.........................  6,844,000     973,734
      Hengan International Group Co., Ltd..............    545,500   5,889,197
      Huadian Power International Corp., Ltd. Class H..    856,000     355,192
      Huaneng Power International, Inc. Class H........    602,000     562,840
  # Huaneng Power International, Inc. Sponsored ADR.. 34,452 1,262,321 Industrial & Commercial Bank of China, Ltd.
      Class H.......................................... 59,907,185  37,013,131
      Jiangsu Expressway Co., Ltd. Class H.............    820,000   1,034,740

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CHINA -- (Continued)
      Jiangxi Copper Co., Ltd. Class H................. 1,421,000 $  2,557,661
      Kunlun Energy Co., Ltd........................... 2,312,000    3,828,451
  #   Lenovo Group, Ltd................................ 4,593,278    5,923,931
      Longfor Properties Co., Ltd...................... 1,094,000    1,510,660
  #*  Metallurgical Corp. of China, Ltd. Class H....... 2,646,000      466,974
  *   New China Life Insurance Co., Ltd. Class H.......   395,800    1,175,210
  #   New World China Land, Ltd........................ 2,554,000    1,345,285
      Nine Dragons Paper Holdings, Ltd................. 1,905,000    1,631,942
  #   PetroChina Co., Ltd. ADR.........................   145,110   13,917,500
      PetroChina Co., Ltd. Class H..................... 2,814,000    2,712,714
      PICC Property & Casualty Co., Ltd. Class H....... 2,279,920    3,085,714
      Ping An Insurance Group Co. of China, Ltd. Class
        H.............................................. 1,408,000   11,370,170
      Shandong Weigao Group Medical Polymer Co., Ltd.
        Class H........................................ 1,204,000    1,419,170
      Shanghai Electric Group Co., Ltd. Class H........ 2,502,000      798,956
  #   Shanghai Fosun Pharmaceutical Group Co., Ltd.
        Class H........................................   162,000      499,561
      Shanghai Industrial Holdings, Ltd................   701,274    2,336,803
      Shanghai Pharmaceuticals Holding Co., Ltd. Class
        H..............................................   495,400    1,223,204
      Shenzhou International Group Holdings, Ltd.......   390,000    1,335,042
      Shimao Property Holdings, Ltd.................... 1,956,371    4,268,139
      Sihuan Pharmaceutical Holdings Group, Ltd........   704,000      754,764
      Sino Biopharmaceutical........................... 1,120,000      942,521
  #   Sino-Ocean Land Holdings, Ltd.................... 2,338,192    1,262,382
  # Sinopec Shanghai Petrochemical Co., Ltd. Class H. 1,593,000 449,031 Sinopec Shanghai Petrochemical Co., Ltd.
        Sponsored ADR..................................     9,818      273,810
  *   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.   671,999      123,085
      Sinopharm Group Co., Ltd. Class H................   747,600    2,098,706
  #   SOHO China, Ltd.................................. 2,899,263    2,307,388
  #   Sun Art Retail Group, Ltd........................ 1,746,000    2,285,987
      Tencent Holdings, Ltd............................   763,600   53,486,650
      Tingyi Cayman Islands Holding Corp............... 1,440,000    3,725,633
      Tsingtao Brewery Co., Ltd. Class H...............   186,000    1,363,050
  #   Uni-President China Holdings, Ltd................   759,000      687,593
      Want Want China Holdings, Ltd.................... 4,391,000    5,912,216
      Weichai Power Co., Ltd. Class H..................   428,200    1,627,137
  #   Yanzhou Coal Mining Co., Ltd. Class H............   900,000      673,831
  #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......   108,916      810,335
      Zhejiang Expressway Co., Ltd. Class H............   968,000      868,911
      Zhuzhou CSR Times Electric Co., Ltd. Class H.....   276,000      852,851
  #   Zijin Mining Group Co., Ltd. Class H............. 4,821,000    1,024,065
  #   Zoomlion Heavy Industry Science and Technology
        Co., Ltd....................................... 1,066,200      868,637
  #*  ZTE Corp. Class H................................   499,038    1,034,932
                                                                  ------------
  TOTAL CHINA..........................................            529,126,022
                                                                  ------------
  COLOMBIA -- (0.6%)
      Almacenes Exito SA...............................   210,087    2,761,663
      Banco de Bogota SA...............................    23,745      782,106
      Bancolombia SA...................................   107,450    1,172,613
  #   Bancolombia SA Sponsored ADR.....................    89,105    3,915,274
      Cementos Argos SA................................   373,187    1,542,045
  *   Cemex Latam Holdings SA..........................    76,527      512,477
      Ecopetrol SA.....................................   979,672    1,710,602
  #   Ecopetrol SA Sponsored ADR.......................   220,479    7,553,610
      Empresa de Energia de Bogota SA ESP..............   843,168      558,369

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores....................   667,577 $   379,169
      Grupo de Inversiones Suramericana SA.............     1,578      24,031
      Grupo Nutresa SA.................................    19,691     230,518
      Interconexion Electrica SA ESP...................   332,361   1,223,319
      Isagen SA ESP....................................   762,874   1,112,566
                                                                  -----------
  TOTAL COLOMBIA.......................................            23,478,362
                                                                  -----------
  CZECH REPUBLIC -- (0.3%)
      CEZ A.S..........................................   198,179   5,009,478
      Komercni Banka A.S...............................    16,210   3,516,509
      Philip Morris CR A.S.............................       276     147,508
      Telefonica Czech Republic A.S....................   142,100   2,063,120
  *   Unipetrol A.S....................................    12,131      91,104
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................            10,827,719
                                                                  -----------
  EGYPT -- (0.1%)
  #   Commercial International Bank Egypt S.A.E. GDR...   472,163   2,087,146
  *   Egyptian Financial Group-Hermes Holding GDR......       676       2,131
  *   Global Telecom Holding GDR.......................   428,641   1,420,736
                                                                  -----------
  TOTAL EGYPT..........................................             3,510,013
                                                                  -----------
  GREECE -- (0.5%)
  *   Alpha Bank AE.................................... 1,265,345   1,147,802
  *   Folli Follie SA..................................    36,114   1,089,230
      Hellenic Petroleum SA............................   102,964     998,719
  *   Hellenic Telecommunications Organization SA......   275,206   4,023,230
  *   JUMBO SA.........................................   120,569   2,050,216
  *   National Bank of Greece SA.......................   434,531   1,923,752
      OPAP SA..........................................   238,216   3,080,508
  *   Piraeus Bank SA..................................    10,988      25,909
      Public Power Corp. SA............................   117,236   1,570,539
  *   Titan Cement Co. SA..............................    38,873   1,044,580
                                                                  -----------
  TOTAL GREECE.........................................            16,954,485
                                                                  -----------
  HUNGARY -- (0.3%)
      Magyar Telekom Telecommunications P.L.C..........   438,413     587,048
      MOL Hungarian Oil and Gas P.L.C..................    41,546   2,542,715
      OTP Bank P.L.C...................................   250,935   4,592,851
      Richter Gedeon Nyrt..............................   145,205   2,935,098
  *   Tisza Chemical Group P.L.C.......................    23,981     372,385
                                                                  -----------
  TOTAL HUNGARY........................................            11,030,097
                                                                  -----------
  INDIA -- (6.8%)
      ABB India, Ltd...................................    46,035     431,225
      ACC, Ltd.........................................    51,847     839,943
      Adani Enterprises, Ltd...........................   217,318     828,760
      Adani Ports and Special Economic Zone, Ltd.......   444,848   1,036,091
  *   Adani Power, Ltd.................................   722,177     378,372
      Aditya Birla Nuvo, Ltd...........................    45,514     800,768
      Ambuja Cements, Ltd..............................   720,850   1,841,447
      Apollo Hospitals Enterprise, Ltd.................    79,561   1,200,882
      Asian Paints, Ltd................................   276,785   2,087,744

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      Aurobindo Pharma, Ltd............................   118,807 $   893,373
      Axis Bank, Ltd...................................   270,273   4,846,257
      Bajaj Auto, Ltd..................................    88,932   2,706,626
      Bajaj Finserv, Ltd...............................    38,658     419,045
      Bajaj Holdings and Investment, Ltd...............    25,772     377,847
      Bank of Baroda...................................    95,903     842,931
      Bank of India....................................   232,954     713,377
      Berger Paints India, Ltd.........................    41,763     136,054
      Bharat Electronics, Ltd..........................    17,301     255,929
      Bharat Heavy Electricals, Ltd....................   637,403   1,751,120
      Bharat Petroleum Corp., Ltd......................   153,491     888,576
      Bharti Airtel, Ltd...............................   712,612   3,576,392
      Bhushan Steel, Ltd...............................    60,876     452,547
      Bosch, Ltd.......................................    11,944   1,725,821
      Britannia Industries, Ltd........................    27,245     384,434
      Cadila Healthcare, Ltd...........................    42,514     554,680
      Cairn India, Ltd.................................   540,028   2,788,621
      Canara Bank......................................   118,214     418,566
      Cipla, Ltd.......................................   383,377   2,510,514
      Colgate-Palmolive India, Ltd.....................    41,197     858,457
      Container Corp. Of India.........................    54,732     637,901
      Cummins India, Ltd...............................    67,546     473,061
      Dabur India, Ltd.................................   495,434   1,364,713
      Divi's Laboratories, Ltd.........................    41,087     861,939
      DLF, Ltd.........................................   486,202   1,068,243
      Dr Reddy's Laboratories, Ltd.....................    27,631   1,149,238
      Dr Reddy's Laboratories, Ltd. ADR................    74,598   3,112,229
      Eicher Motors, Ltd...............................     5,958     443,525
      Emami, Ltd.......................................    51,759     375,096
  *   Essar Oil, Ltd...................................   395,013     282,777
      Exide Industries, Ltd............................   228,981     369,396
      Federal Bank, Ltd................................   455,880     576,388
      GAIL India, Ltd..................................   217,415   1,250,077
      GAIL India, Ltd. GDR.............................    28,791     983,504
      GlaxoSmithKline Consumer Healthcare, Ltd.........     5,480     373,878
      GlaxoSmithKline Pharmaceuticals, Ltd.............     8,490     403,762
      Glenmark Pharmaceuticals, Ltd....................   101,902     908,461
      GMR Infrastructure, Ltd..........................   454,854     146,971
      Godrej Consumer Products, Ltd....................   109,770   1,320,560
      Godrej Industries, Ltd...........................    89,305     387,340
      Grasim Industries, Ltd...........................     6,300     257,397
      Havells India, Ltd...............................    36,192     450,575
      HCL Technologies, Ltd............................   211,380   4,929,697
      HDFC Bank, Ltd................................... 1,530,953  15,382,110
      Hero Motocorp, Ltd...............................    69,262   2,189,655
      Hindalco Industries, Ltd......................... 1,417,235   2,481,104
      Hindustan Petroleum Corp., Ltd...................    73,212     285,919
      ICICI Bank, Ltd..................................   109,572   1,723,205
      ICICI Bank, Ltd. Sponsored ADR...................   208,679   6,713,203
      IDBI Bank, Ltd...................................   346,191     307,491
      Idea Cellular, Ltd...............................   805,036   1,835,662
      IDFC, Ltd........................................   601,656     893,694
      Indian Oil Corp., Ltd............................   327,576   1,281,462

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      IndusInd Bank, Ltd...............................   190,939 $ 1,170,039
      Infosys, Ltd.....................................   234,483  13,773,410
  #   Infosys, Ltd. Sponsored ADR......................   233,468  13,676,555
      ING Vysya Bank, Ltd..............................    25,010     208,541
      Ipca Laboratories, Ltd...........................    18,943     251,367
      ITC, Ltd......................................... 2,274,816  11,809,644
      Jaiprakash Associates, Ltd....................... 1,336,264     858,488
      Jindal Steel & Power, Ltd........................   426,862   1,701,729
      JSW Energy, Ltd..................................   592,161     418,292
      JSW Steel, Ltd...................................   124,632   1,822,016
  *   Jubilant Foodworks, Ltd..........................    18,139     310,720
      Kotak Mahindra Bank, Ltd.........................   344,379   3,603,143
      Larsen & Toubro, Ltd.............................   342,228   5,385,973
      Larsen & Toubro, Ltd. GDR........................     7,667     119,766
      LIC Housing Finance, Ltd.........................    53,635     167,670
      Lupin, Ltd.......................................   134,973   1,902,628
      Mahindra & Mahindra, Ltd.........................   332,035   4,705,782
  *   Mangalore Refinery & Petrochemicals, Ltd.........   355,103     242,360
  *   Marico Kaya Enterprises, Ltd.....................     2,327       6,035
      Marico, Ltd......................................   116,346     396,060
      Maruti Suzuki India, Ltd.........................    80,535   2,110,101
      Motherson Sumi Systems, Ltd......................   202,210     655,154
      Mphasis, Ltd.....................................    73,800     435,507
      National Aluminium Co., Ltd......................   125,699      67,079
      Nestle India, Ltd................................    17,044   1,369,967
      NHPC, Ltd........................................ 2,574,565     734,926
      NTPC, Ltd........................................   924,696   1,865,373
      Oberoi Realty, Ltd...............................    13,876      44,814
      Oil & Natural Gas Corp., Ltd.....................   699,873   3,080,581
      Oil India, Ltd...................................   100,495     759,699
  *   Oracle Financial Services Software, Ltd..........    19,531   1,003,748
      Petronet LNG, Ltd................................   201,679     352,205
      Pidilite Industries, Ltd.........................   144,452     645,952
      Piramal Enterprises, Ltd.........................    60,551     540,870
      Power Grid Corp. of India, Ltd...................   900,251   1,376,152
      Procter & Gamble Hygiene & Health Care, Ltd......     7,944     396,451
  *   Ranbaxy Laboratories, Ltd........................   137,683     708,847
      Reliance Capital, Ltd............................    97,310     502,138
      Reliance Communications, Ltd.....................   700,196   1,370,319
      Reliance Industries, Ltd......................... 1,455,666  19,302,162
      Reliance Infrastructure, Ltd.....................   111,967     665,682
  *   Reliance Power, Ltd..............................   771,219     763,486
      Rural Electrification Corp., Ltd.................    47,495     136,513
      Sesa Sterlite, Ltd............................... 1,599,539   4,804,631
      Shree Cement, Ltd................................     8,675     614,839
      Shriram Transport Finance Co., Ltd...............    76,457     767,515
      Siemens, Ltd.....................................    73,172     643,021
      SJVN, Ltd........................................   381,249     126,972
      State Bank of India..............................   152,568   3,716,239
      Steel Authority of India, Ltd....................   346,711     354,128
      Sun Pharmaceutical Industries, Ltd...............   636,118   5,978,406
      Sun TV Network, Ltd..............................    78,375     451,080
      Tata Chemicals, Ltd..............................     6,064      25,475

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Tata Consultancy Services, Ltd...................    480,832 $ 17,107,940
     Tata Global Beverages, Ltd.......................    370,091      830,646
     Tata Motors, Ltd.................................    679,237    3,783,870
     Tata Motors, Ltd. Sponsored ADR..................     81,024    2,256,518
     Tata Power Co., Ltd..............................    763,990      907,344
     Tata Steel, Ltd..................................    301,827    1,710,335
     Tech Mahindra, Ltd...............................    104,346    2,987,173
     Titan Co., Ltd...................................    207,778      731,398
     Ultratech Cement, Ltd............................     40,093    1,096,182
     Union Bank of India..............................    151,552      262,318
 *   Unitech, Ltd.....................................  1,237,337      249,434
     United Breweries, Ltd............................     66,842      895,443
     United Spirits, Ltd..............................     85,313    3,364,696
     Wipro, Ltd.......................................    620,601    5,678,316
     Wockhardt, Ltd...................................     19,651      123,100
     Yes Bank, Ltd....................................    161,542      795,111
     Zee Entertainment Enterprises, Ltd...............    389,718    1,659,678
                                                                  ------------
 TOTAL INDIA..........................................             255,106,384
                                                                  ------------
 INDONESIA -- (2.6%)
     Adaro Energy Tbk PT.............................. 16,239,500    1,264,766
     AKR Corporindo Tbk PT............................  2,003,700      724,929
     Alam Sutera Realty Tbk PT........................  8,757,000      366,068
     Aneka Tambang Persero Tbk PT.....................  1,281,500      107,567
     Astra Agro Lestari Tbk PT........................    576,600    1,011,206
     Astra International Tbk PT....................... 20,096,010   10,573,328
     Bank Central Asia Tbk PT......................... 13,303,900   10,798,419
     Bank Danamon Indonesia Tbk PT....................  3,627,079    1,291,526
     Bank Mandiri Persero Tbk PT...................... 10,173,317    7,216,007
     Bank Negara Indonesia Persero Tbk PT.............  7,494,022    2,687,331
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      392,682
     Bank Rakyat Indonesia Persero Tbk PT............. 13,215,500    9,031,211
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      284,366
 *   Bayan Resources Tbk PT...........................     79,500       56,895
     Bumi Serpong Damai PT............................  8,441,000      999,439
     Charoen Pokphand Indonesia Tbk PT................  7,285,000    2,457,449
     Ciputra Development Tbk PT.......................  3,311,000      231,217
     Global Mediacom Tbk PT...........................  8,870,500    1,340,068
     Gudang Garam Tbk PT..............................    545,400    1,873,481
     Holcim Indonesia Tbk PT..........................  1,926,500      328,250
     Indo Tambangraya Megah Tbk PT....................    474,200    1,041,650
     Indocement Tunggal Prakarsa Tbk PT...............  1,664,500    3,056,340
     Indofood CBP Sukses Makmur Tbk PT................  1,137,500    1,017,063
     Indofood Sukses Makmur Tbk PT....................  5,162,500    2,951,179
     Indomobil Sukses Internasional Tbk PT............     22,000        8,813
     Indosat Tbk PT...................................  1,149,000      400,021
     Indosat Tbk PT ADR...............................      1,674       28,877
 *   Inovisi Infracom Tbk PT..........................    271,945       27,290
     Japfa Comfeed Indonesia Tbk PT...................    853,500       97,240
     Jasa Marga Persero Tbk PT........................  1,879,100      792,477
     Kalbe Farma Tbk PT............................... 22,694,500    2,606,611
     Lippo Karawaci Tbk PT............................ 31,811,500    2,476,005
     Mayora Indah Tbk PT..............................    870,333    1,933,236

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  INDONESIA -- (Continued)
      Media Nusantara Citra Tbk PT.....................  4,428,000 $   812,898
      MNC Investama Tbk PT............................. 13,972,500     343,380
  *   Panasia Indo Resources Tbk PT....................     75,100       2,491
      Perusahaan Gas Negara Persero Tbk PT.............  9,907,500   3,853,893
      Perusahaan Perkebunan London Sumatra Indonesia
        Tbk PT.........................................      8,500       1,148
      Semen Indonesia Persero Tbk PT...................  3,205,300   3,723,845
      Sinar Mas Agro Resources and Technology Tbk PT...  1,116,500     647,045
      Sumber Alfaria Trijaya Tbk PT....................     40,000       1,468
      Surya Citra Media Tbk PT.........................  3,251,000     705,294
      Tambang Batubara Bukit Asam Persero Tbk PT.......    994,100     751,955
      Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700   7,264,577
      Telekomunikasi Indonesia Persero Tbk PT
        Sponsored ADR..................................      9,758     353,923
      Tempo Scan Pacific Tbk PT........................     72,500      17,241
  *   Tower Bersama Infrastructure Tbk PT..............  1,510,500     766,572
  *   Trada Maritime Tbk PT............................  4,324,500     583,399
      Unilever Indonesia Tbk PT........................  1,649,300   3,876,189
      United Tractors Tbk PT...........................  1,812,996   2,856,452
      Vale Indonesia Tbk PT............................  3,391,500     642,399
      XL Axiata Tbk PT.................................  2,974,700   1,183,926
                                                                   -----------
  TOTAL INDONESIA......................................             97,861,102
                                                                   -----------
  MALAYSIA -- (4.2%)
      Aeon Co. M Bhd...................................     56,500     207,422
      Affin Holdings Bhd...............................    532,900     654,819
  #   AirAsia BHD......................................  1,748,600   1,181,018
      Alliance Financial Group Bhd.....................  1,571,200   2,184,467
      AMMB Holdings Bhd................................  2,095,359   4,583,750
      Astro Malaysia Holdings Bhd......................     83,500      73,363
      Axiata Group Bhd.................................  2,732,175   5,356,498
      Batu Kawan BHD...................................     86,200     506,255
      Berjaya Land Bhd.................................     95,000      23,065
      Berjaya Sports Toto Bhd..........................    725,025     875,522
      BIMB Holdings Bhd................................    265,700     341,595
  #   Boustead Holdings Bhd............................    476,786     746,977
      British American Tobacco Malaysia Bhd............    129,500   2,354,283
  *   Bumi Armada Bhd..................................  1,127,700   1,364,879
  #   CIMB Group Holdings Bhd..........................  5,454,441  11,283,423
      Dialog Group BHD.................................  1,844,600   1,791,907
      DiGi.Com Bhd.....................................  3,732,620   5,236,783
      DRB-Hicom Bhd....................................  1,263,300   1,017,468
      Fraser & Neave Holdings Bhd......................     90,500     498,590
      Gamuda Bhd.......................................  1,929,900   2,577,097
      Genting Bhd......................................  1,962,900   6,108,595
  #   Genting Malaysia Bhd.............................  3,197,100   4,157,830
      Genting Plantations Bhd..........................    282,600     872,248
      Guinness Anchor Bhd..............................    135,200     571,309
      HAP Seng Consolidated Bhd........................    505,500     414,649
      Hartalega Holdings Bhd...........................    190,900     405,677
      Hong Leong Bank Bhd..............................    627,560   2,645,530
      Hong Leong Financial Group Bhd...................    264,429   1,251,315
      IJM Corp. Bhd....................................  1,700,481   3,009,328
  #   IOI Corp. Bhd....................................  3,223,705   4,025,281
  *   IOI Properties Group Sdn Bhd.....................  1,536,552   1,239,711

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
     KPJ Healthcare Bhd...............................     69,950 $     70,296
     Kuala Lumpur Kepong Bhd..........................    484,100    3,389,866
 *   Kulim Malaysia BHD...............................    470,200      449,531
     Lafarge Malayan Bhd..............................    343,580      872,142
     Magnum Bhd.......................................     39,300       35,885
 #   Malayan Banking Bhd..............................  5,003,321   14,414,799
 #   Malaysia Airports Holdings Bhd...................    817,390    2,054,542
     Malaysia Marine and Heavy Engineering Holdings
       Bhd............................................    414,500      449,455
 *   Malaysian Airline System Bhd.....................  4,055,900      365,420
 #   Maxis Bhd........................................  2,398,100    4,987,610
 *   MISC Bhd.........................................  1,391,098    2,495,102
     MMC Corp. Bhd....................................  1,141,500      952,192
     Nestle Malaysia Bhd..............................    189,300    3,823,452
 #   Parkson Holdings Bhd.............................    585,720      512,932
     Petronas Chemicals Group Bhd.....................  2,984,500    5,922,461
     Petronas Dagangan BHD............................    263,600    2,414,114
     Petronas Gas Bhd.................................    530,400    3,700,360
 #   PPB Group Bhd....................................    599,700    2,764,634
     Public Bank Bhd(B012W42).........................     67,739      386,654
     Public Bank Bhd(B012W53).........................  1,121,301    6,407,807
     RHB Capital Bhd..................................    807,755    1,854,941
 *   Sapurakencana Petroleum Bhd......................  3,829,500    5,017,303
     Shell Refining Co. Federation of Malaya Bhd......    108,100      210,038
     Sime Darby Bhd...................................  3,120,929    8,386,560
     SP Setia Bhd.....................................    623,400      535,398
     Sunway Bhd.......................................     48,000       38,843
     Telekom Malaysia Bhd.............................    898,300    1,478,765
     Tenaga Nasional Bhd..............................  2,536,450    8,942,122
     UEM Sunrise Bhd..................................  2,094,637    1,291,897
 #   UMW Holdings Bhd.................................    593,466    2,100,907
     United Plantations BHD...........................     49,300      376,408
 #   YTL Corp. Bhd....................................  5,878,686    2,700,519
     YTL Power International Bhd......................  1,948,640    1,087,275
                                                                  ------------
 TOTAL MALAYSIA.......................................             158,050,884
                                                                  ------------
 MEXICO -- (5.4%)
 #   Alfa S.A.B. de C.V. Class A......................  3,254,340    9,168,800
 #   Alpek S.A. de C.V................................     66,216      131,897
     America Movil S.A.B. de C.V. Series L............ 37,750,669   40,251,573
     America Movil S.A.B. de C.V. Series L ADR........     22,528      478,945
     Arca Continental S.A.B. de C.V...................    357,200    1,963,345
 *   Cemex S.A.B. de C.V..............................  1,864,388    2,304,347
 *   Cemex S.A.B. de C.V. Sponsored ADR...............  1,285,964   15,907,372
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    298,900    3,175,394
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     13,716    1,457,188
 #   Controladora Comercial Mexicana S.A.B. de C.V....    596,476    2,262,987
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        5,350
     El Puerto de Liverpool S.A.B. de C.V.............    189,995    1,992,291
 #   Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,224,027
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     28,963    2,613,621
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     34,897    3,930,100
 #   Grupo Bimbo S.A.B. de C.V. Series A..............  1,698,530    4,531,445
     Grupo Carso S.A.B. de C.V. Series A1.............    704,241    3,683,390

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
 #   Grupo Comercial Chedraui S.A. de C.V.............    320,456 $    945,506
     Grupo Financiero Banorte S.A.B. de C.V...........  2,832,687   17,880,622
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,304,366    5,746,269
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................     18,181       40,389
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................    152,244    1,683,819
     Grupo Industrial Maseca S.A.B. de C.V. Class B...     69,206      101,837
     Grupo Mexico S.A.B. de C.V. Series B.............  3,910,516   12,596,458
 *   Grupo Qumma S.A. de C.V. Series B................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,556,698   14,853,853
     Grupo Televisa S.A.B. Sponsored ADR..............    116,618    3,388,919
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,373,426    5,357,689
     Industrias Penoles S.A.B. de C.V.................    108,150    2,516,141
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  1,823,400    4,683,250
     Mexichem S.A.B. de C.V...........................  1,224,530    4,246,576
 #*  Minera Frisco S.A.B. de C.V......................    783,633    1,236,328
 *   OHL Mexico S.A.B. de C.V.........................    761,383    1,866,738
 *   Organizacion Soriana S.A.B. de C.V. Class B......  1,112,475    3,177,549
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................     34,023      412,123
 *   Savia SA Class A.................................    120,000           --
 #   Wal-Mart de Mexico S.A.B. de C.V. Series V.......  5,494,675   13,143,013
                                                                  ------------
 TOTAL MEXICO.........................................             203,959,151
                                                                  ------------
 PERU -- (0.3%)
     Cementos Pacasmayo SAA ADR.......................      5,059       48,465
 #   Cia de Minas Buenaventura SA ADR.................    103,995    1,289,538
     Credicorp, Ltd...................................     64,244    8,475,069
 *   Grana y Montero SA Sponsored ADR.................      1,477       31,135
                                                                  ------------
 TOTAL PERU...........................................               9,844,207
                                                                  ------------
 PHILIPPINES -- (1.2%)
     Aboitiz Equity Ventures, Inc.....................  1,585,460    1,813,733
     Aboitiz Power Corp...............................  1,495,200    1,179,529
     Alliance Global Group, Inc.......................  6,710,300    3,998,514
     Ayala Corp.......................................    183,605    2,121,787
     Ayala Land, Inc..................................  5,882,318    3,387,848
     Bank of the Philippine Islands...................    931,913    1,822,364
     BDO Unibank, Inc.................................  1,533,841    2,665,768
     China Banking Corp...............................      1,380        1,784
     DMCI Holdings, Inc...............................  1,070,440    1,406,161
     Energy Development Corp..........................  8,586,100      994,446
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     34,395    1,293,199
     International Container Terminal Services, Inc...    876,380    1,900,040
     JG Summit Holdings, Inc..........................    327,700      283,301
     Jollibee Foods Corp..............................    408,700    1,366,982
     LT Group, Inc....................................  1,742,400      705,325
     Manila Electric Co...............................    197,030    1,123,754
     Megaworld Corp................................... 18,982,000    1,490,390
     Metro Pacific Investments Corp...................  9,128,100      865,093
     Metropolitan Bank & Trust........................  1,146,499    1,915,035
     Philippine Long Distance Telephone Co............     36,785    2,198,028
     Philippine Long Distance Telephone Co. Sponsored
       ADR............................................      4,859      289,499

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  PHILIPPINES -- (Continued)
  *   Philippine National Bank.........................   401,948 $   750,519
      Robinsons Land Corp.............................. 2,175,300     952,362
      San Miguel Corp..................................   427,890     525,903
      Semirara Mining Corp.............................   112,800     796,322
      SM Investments Corp..............................   294,252   4,551,463
      SM Prime Holdings, Inc........................... 7,823,910   2,671,696
  *   Top Frontier Investment Holdings, Inc............    42,789      67,979
      Universal Robina Corp............................   879,930   2,290,407
                                                                  -----------
  TOTAL PHILIPPINES....................................            45,429,231
                                                                  -----------
  POLAND -- (1.8%)
      Bank Handlowy w Warszawie SA.....................    45,615   1,490,372
  *   Bank Millennium SA...............................   701,813   1,803,924
      Bank Pekao SA....................................   145,380   8,534,105
      Bank Zachodni WBK SA.............................    21,827   2,733,736
  *   Cyfrowy Polsat SA................................    86,412     540,169
      Enea SA..........................................    73,778     292,483
      Eurocash SA......................................    72,770     944,717
  *   Getin Noble Bank SA.............................. 1,002,923     988,337
      Grupa Azoty SA...................................    30,768     510,730
  *   Grupa Lotos SA...................................    16,781     187,634
      Grupa Zywiec SA..................................    10,905   1,506,444
  *   ING Bank Slaski SA...............................    37,110   1,404,495
  #   Jastrzebska Spolka Weglowa SA....................    38,639     565,109
  #   KGHM Polska Miedz SA.............................   147,541   5,114,050
      LPP SA...........................................       530   1,478,333
      Lubelski Wegiel Bogdanka SA......................     1,344      53,304
      mBank............................................    17,078   2,758,157
      PGE SA...........................................   977,835   5,109,550
      Polski Koncern Naftowy Orlen SA..................   378,082   4,641,158
      Polskie Gornictwo Naftowe i Gazownictwo SA....... 1,617,383   2,375,429
      Powszechna Kasa Oszczednosci Bank Polski SA......   969,977  12,536,430
      Powszechny Zaklad Ubezpieczen SA.................    62,366   8,152,171
      Synthos SA.......................................   506,543     812,424
      Tauron Polska Energia SA......................... 1,074,300   1,455,563
      Telekomunikacja Polska SA........................   616,223   2,051,659
                                                                  -----------
  TOTAL POLAND.........................................            68,040,483
                                                                  -----------
  RUSSIA -- (4.8%)
      Eurasia Drilling Co., Ltd. GDR...................   132,091   4,564,147
      Federal Hydrogenerating Co. JSC ADR.............. 1,423,628   2,221,434
      Gazprom OAO Sponsored ADR........................ 6,854,944  56,450,670
      Globaltrans Investment P.L.C. GDR................    83,363   1,104,649
      Lukoil OAO Sponsored ADR.........................   559,751  31,779,171
  *   Magnitogorsk Iron & Steel Works GDR..............   155,928     407,100
      Mail.ru Group, Ltd. GDR..........................    46,941   1,751,505
  #*  Mechel Sponsored ADR.............................   170,001     329,802
      MegaFon OAO GDR..................................     8,671     258,379
      MMC Norilsk Nickel OJSC ADR......................   532,268   8,086,731
      Novolipetsk Steel OJSC GDR.......................    97,820   1,406,212
      Novorossiysk Commercial Sea Port PJSC GDR........    33,123     199,648
      O'Key Group SA GDR...............................    35,623     373,413

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  RUSSIA -- (Continued)
      Phosagro OAO GDR.................................    70,742 $    720,912
  *   PIK Group GDR....................................     2,241        4,328
      Rosneft OAO GDR.................................. 1,294,293    8,851,929
      Rostelecom OJSC Sponsored ADR....................    77,287    1,445,666
      Sberbank of Russia Sponsored ADR................. 2,839,618   30,654,213
      Severstal OAO GDR................................   247,044    1,997,036
      Tatneft OAO Sponsored ADR........................   258,044    8,510,653
      TMK OAO GDR......................................    52,030      574,342
      Uralkali OJSC GDR................................   272,951    6,616,829
      VimpelCom, Ltd. Sponsored ADR....................   610,357    5,914,359
      VTB Bank OJSC GDR................................ 2,644,952    6,702,994
  *   X5 Retail Group NV GDR...........................   103,067    1,734,875
                                                                  ------------
  TOTAL RUSSIA.........................................            182,660,997
                                                                  ------------
  SOUTH AFRICA -- (7.0%)
  #   African Bank Investments, Ltd....................   709,671      684,666
      African Rainbow Minerals, Ltd....................   152,287    3,009,888
  #*  Anglo American Platinum, Ltd.....................    83,355    3,329,308
  #   AngloGold Ashanti, Ltd. Sponsored ADR............   427,887    6,264,266
  *   ArcelorMittal South Africa, Ltd..................   203,913      699,882
      Aspen Pharmacare Holdings, Ltd...................   360,808    8,181,481
  #   Assore, Ltd......................................    39,165    1,415,111
      AVI, Ltd.........................................   294,307    1,364,791
      Barclays Africa Group, Ltd.......................   392,410    4,602,032
      Barloworld, Ltd..................................   275,602    2,594,336
      Bidvest Group, Ltd...............................   338,327    7,568,583
  #   Capitec Bank Holdings, Ltd.......................    47,639      808,223
      Coronation Fund Managers, Ltd....................   230,512    1,655,849
      Discovery, Ltd...................................   357,805    2,419,903
  #   Distell Group, Ltd...............................    25,571      324,581
  #   Exxaro Resources, Ltd............................   142,511    1,923,827
      FirstRand, Ltd................................... 3,444,432    9,685,849
  #   Foschini Group, Ltd. (The).......................   229,375    1,921,426
  #   Gold Fields, Ltd. Sponsored ADR..................   710,430    2,472,296
      Impala Platinum Holdings, Ltd....................   581,430    6,074,042
      Imperial Holdings, Ltd...........................   227,001    3,784,772
      Investec, Ltd....................................   316,248    2,025,884
  #   Kumba Iron Ore, Ltd..............................    84,990    3,454,461
      Liberty Holdings, Ltd............................   159,000    1,638,612
      Life Healthcare Group Holdings, Ltd..............   937,361    2,997,594
      Massmart Holdings, Ltd...........................   103,729    1,131,057
      Mediclinic International, Ltd....................   424,560    2,733,684
      MMI Holdings, Ltd................................ 1,531,421    3,253,787
      Mondi, Ltd.......................................   128,477    1,952,585
      Mr Price Group, Ltd..............................   238,341    2,951,949
      MTN Group, Ltd................................... 1,882,816   33,622,106
      Nampak, Ltd......................................   704,489    2,208,428
      Naspers, Ltd. Class N............................   416,705   42,869,528
      Nedbank Group, Ltd...............................   254,472    4,435,162
      Netcare, Ltd..................................... 1,616,512    3,242,199
  #   Pick n Pay Stores, Ltd...........................   244,318    1,000,184
      PPC, Ltd.........................................    60,146      161,291
      PSG Group, Ltd...................................    61,341      438,824

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Sanlam, Ltd...................................... 2,024,227 $  8,708,080
      Santam, Ltd......................................    39,421      629,707
      Sasol, Ltd.......................................    22,216    1,068,939
      Sasol, Ltd. Sponsored ADR........................   604,681   29,139,577
      Shoprite Holdings, Ltd...........................   439,788    5,668,253
      Spar Group, Ltd. (The)...........................   171,619    1,853,276
      Standard Bank Group, Ltd......................... 1,383,008   14,614,945
      Steinhoff International Holdings, Ltd............ 1,774,752    7,331,022
      Tiger Brands, Ltd................................   168,710    4,047,972
      Truworths International, Ltd.....................   453,643    2,992,255
      Tsogo Sun Holdings, Ltd..........................   288,868      674,472
  #   Vodacom Group, Ltd...............................   391,328    4,143,224
      Woolworths Holdings, Ltd.........................   671,224    3,668,300
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            265,442,469
                                                                  ------------
  SOUTH KOREA -- (14.5%)
      Amorepacific Corp................................     2,987    2,807,642
  #   AMOREPACIFIC Group...............................     3,010    1,321,230
      BS Financial Group, Inc..........................   221,660    3,259,730
  #   Celltrion, Inc...................................    56,704    2,376,740
      Cheil Industries, Inc............................    51,812    3,602,516
  *   Cheil Worldwide, Inc.............................    87,060    2,263,265
  #   CJ CheilJedang Corp..............................     8,825    2,173,046
  #   CJ Corp..........................................    16,574    1,817,671
  #*  CJ Korea Express Co., Ltd........................     5,587      553,538
      Coway Co., Ltd...................................    50,818    3,293,159
      Daelim Industrial Co., Ltd.......................    36,223    2,771,028
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      845,253
  #   Daewoo International Corp........................    45,753    1,742,909
  #   Daewoo Securities Co., Ltd.......................   220,281    1,753,757
  #   Daewoo Shipbuilding & Marine Engineering Co.,
        Ltd............................................   109,830    3,495,166
      Dongbu Insurance Co., Ltd........................    45,450    2,263,124
      Doosan Corp......................................     9,398    1,193,115
  #   Doosan Heavy Industries & Construction Co., Ltd..    52,779    1,790,140
  *   Doosan Infracore Co., Ltd........................   100,420    1,205,680
      E-Mart Co., Ltd..................................    25,293    6,096,471
  #   GS Engineering & Construction Corp...............    38,637    1,197,125
      GS Holdings......................................    66,625    3,158,455
      Hana Financial Group, Inc........................   316,379   11,971,588
      Hankook Tire Co., Ltd............................    66,995    3,835,101
  #   Hanwha Chemical Corp.............................    98,760    1,813,133
      Hanwha Corp......................................    47,620    1,602,501
      Hanwha Life Insurance Co., Ltd...................   204,320    1,392,678
  #   Hite Jinro Co., Ltd..............................    22,640      450,723
  #   Hotel Shilla Co., Ltd............................    31,278    2,246,258
      Hyundai Department Store Co., Ltd................    17,135    2,276,080
  #   Hyundai Engineering & Construction Co., Ltd......    77,500    4,189,046
      Hyundai Glovis Co., Ltd..........................    11,990    2,532,313
      Hyundai Heavy Industries Co., Ltd................    44,760    9,251,049
      Hyundai Marine & Fire Insurance Co., Ltd.........    68,600    1,969,756
      Hyundai Mobis....................................    70,280   20,128,776
  #   Hyundai Motor Co.................................   158,812   34,466,201
  #   Hyundai Steel Co.................................    70,734    4,981,925

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Hyundai Wia Corp.................................  14,396 $ 2,147,720
   #   Industrial Bank of Korea......................... 195,210   2,253,058
       Kangwon Land, Inc................................ 114,660   3,603,703
       KB Financial Group, Inc.......................... 353,265  12,131,124
   *   KB Financial Group, Inc. ADR.....................  97,918   3,285,149
       KCC Corp.........................................   6,039   2,750,336
   #   KEPCO Engineering & Construction Co., Inc........   8,507     535,238
       KEPCO Plant Service & Engineering Co., Ltd.......  12,199     637,413
   #   Kia Motors Corp.................................. 270,669  13,504,530
       Korea Aerospace Industries, Ltd..................  35,900   1,061,475
   *   Korea Electric Power Corp........................ 197,690   6,446,253
       Korea Gas Corp...................................  22,866   1,409,040
       Korea Investment Holdings Co., Ltd...............  32,780   1,199,682
       Korea Zinc Co., Ltd..............................   9,259   2,947,871
   *   Korean Air Lines Co., Ltd........................   9,321     296,792
       KT Corp..........................................  23,160     670,228
   #   KT&G Corp........................................ 100,502   7,058,791
   #   Kumho Petro chemical Co., Ltd....................  15,006   1,214,209
       LG Chem, Ltd.....................................  47,843  11,460,768
       LG Corp.......................................... 108,548   5,772,669
   *   LG Display Co., Ltd..............................  14,300     333,992
   *   LG Display Co., Ltd. ADR......................... 486,337   5,704,733
   #   LG Electronics, Inc.............................. 113,853   6,933,106
   #   LG Household & Health Care, Ltd..................   8,626   3,819,395
       LG Uplus Corp.................................... 259,030   2,652,252
   #   Lotte Chemical Corp..............................  21,503   4,164,904
       Lotte Confectionery Co., Ltd.....................     263     458,242
       Lotte Shopping Co., Ltd..........................  12,940   4,577,784
       LS Corp..........................................  17,345   1,353,254
       Macquarie Korea Infrastructure Fund.............. 200,980   1,126,072
   #   Mando Corp.......................................  10,816   1,208,134
       Naver Corp.......................................  27,242  17,188,464
   #   NCSoft Corp......................................  14,464   2,658,894
   #   OCI Co., Ltd.....................................  17,637   3,091,069
   #   Orion Corp/Republic of South Korea...............   3,321   2,700,890
       POSCO............................................  50,240  13,966,722
       POSCO ADR........................................  67,985   4,622,300
       S-1 Corp.........................................  16,316   1,183,689
   #   S-Oil Corp.......................................  47,441   3,012,695
       Samsung C&T Corp................................. 143,779   7,819,261
       Samsung Card Co., Ltd............................  23,720     767,123
   #   Samsung Electro-Mechanics Co., Ltd...............  57,281   3,535,320
   #   Samsung Electronics Co., Ltd.....................  81,840  96,915,614
       Samsung Electronics Co., Ltd. GDR................  49,372  28,910,128
   #   Samsung Engineering Co., Ltd.....................  27,417   1,826,730
       Samsung Fire & Marine Insurance Co., Ltd.........  37,748   8,713,620
   #   Samsung Heavy Industries Co., Ltd................ 168,600   5,231,426
       Samsung Life Insurance Co., Ltd..................  61,987   5,947,027
   #   Samsung SDI Co., Ltd.............................  39,230   5,205,111
   #   Samsung Securities Co., Ltd......................  68,528   2,758,736
   #   Samsung Techwin Co., Ltd.........................  34,401   1,686,596
       Shinhan Financial Group Co., Ltd................. 374,876  15,819,939
   *   Shinhan Financial Group Co., Ltd. ADR............  86,082   3,562,934

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH KOREA -- (Continued)
     Shinsegae Co., Ltd...............................      6,575 $  1,403,853
     SK C&C Co., Ltd..................................     21,215    2,451,555
     SK Holdings Co., Ltd.............................     29,943    4,986,185
 #*  SK Hynix, Inc....................................    512,610   17,861,344
     SK Innovation Co., Ltd...........................     69,006    8,075,786
     SK Networks Co., Ltd.............................      5,020       39,290
     SK Telecom Co., Ltd..............................      8,002    1,612,285
     Woori Finance Holdings Co., Ltd..................    419,590    4,800,182
 *   Woori Finance Holdings Co., Ltd. ADR.............      1,223       41,496
     Woori Investment & Securities Co., Ltd...........    147,510    1,244,766
     Young Poong Corp.................................        176      199,824
                                                                  ------------
 TOTAL SOUTH KOREA....................................             546,646,659
                                                                  ------------
 TAIWAN -- (12.9%)
 #*  Acer, Inc........................................  3,626,040    2,141,628
     Advanced Semiconductor Engineering, Inc..........  6,439,929    5,900,756
 #   Advanced Semiconductor Engineering, Inc. ADR.....     77,739      351,380
     Advantech Co., Ltd...............................    281,200    1,755,905
 #   Airtac International Group.......................     38,000      342,832
 #   Asia Cement Corp.................................  2,510,802    3,079,494
 #   Asustek Computer, Inc............................    834,180    7,653,243
 *   AU Optronics Corp................................  8,825,873    2,564,928
 *   AU Optronics Corp. Sponsored ADR.................    326,626      901,488
 #   Catcher Technology Co., Ltd......................    762,429    5,057,324
     Cathay Financial Holding Co., Ltd................  8,634,048   12,983,910
     Cathay Real Estate Development Co., Ltd..........    839,000      501,284
     Chang Hwa Commercial Bank........................  5,748,043    3,399,127
     Cheng Shin Rubber Industry Co., Ltd..............  2,017,965    5,116,361
     Cheng Uei Precision Industry Co., Ltd............    384,109      814,519
     Chicony Electronics Co., Ltd.....................    527,574    1,346,528
 *   China Airlines, Ltd..............................  3,684,536    1,296,067
     China Development Financial Holding Corp......... 16,637,121    4,840,344
     China Life Insurance Co., Ltd....................  2,999,797    2,858,835
     China Motor Corp.................................    649,000      601,806
     China Petrochemical Development Corp.............  2,243,613      989,871
 #   China Steel Chemical Corp........................    148,000      820,470
 #   China Steel Corp................................. 12,768,895   10,968,640
 #   Chipbond Technology Corp.........................    575,000      876,627
     Chunghwa Telecom Co., Ltd........................  1,001,000    3,000,592
 #   Chunghwa Telecom Co., Ltd. ADR...................    236,502    6,953,159
     Clevo Co.........................................    526,075    1,084,095
 #   Compal Electronics, Inc..........................  5,874,541    4,367,138
     CTBC Financial Holding Co., Ltd.................. 15,158,997    9,978,936
     CTCI Corp........................................    638,000      867,663
     Delta Electronics, Inc...........................  1,922,366   10,520,811
     E.Sun Financial Holding Co., Ltd.................  5,847,651    3,625,338
     Eclat Textile Co., Ltd...........................    164,120    1,793,836
     Epistar Corp.....................................  1,169,000    2,597,795
 *   Eva Airways Corp.................................  1,930,600    1,027,156
 *   Evergreen Marine Corp. Taiwan, Ltd...............  2,353,249    1,380,278
     Far Eastern Department Stores, Ltd...............  1,381,993    1,256,476
     Far Eastern New Century Corp.....................  3,475,335    3,583,650
     Far EasTone Telecommunications Co., Ltd..........  1,663,000    3,267,073

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
      Farglory Land Development Co., Ltd...............    519,393 $   831,841
      Feng Hsin Iron & Steel Co........................    214,000     366,166
      Feng TAY Enterprise Co., Ltd.....................    161,000     362,292
      First Financial Holding Co., Ltd.................  8,517,371   5,091,962
      Formosa Chemicals & Fibre Corp...................  3,574,518   9,362,547
      Formosa International Hotels Corp................     31,460     347,222
      Formosa Petrochemical Corp.......................  1,200,000   3,025,833
      Formosa Plastics Corp............................  4,588,153  11,783,039
      Formosa Taffeta Co., Ltd.........................    848,000     896,254
      Foxconn Technology Co., Ltd......................  1,188,237   2,669,261
      Fubon Financial Holding Co., Ltd.................  7,497,233  10,576,780
      Giant Manufacturing Co., Ltd.....................    282,506   1,783,940
      Ginko International Co., Ltd.....................     25,000     462,597
  #   Gourmet Master Co., Ltd..........................     33,000     199,139
  *   HannStar Display Corp............................  3,348,000   1,138,754
      Highwealth Construction Corp.....................    384,200     770,071
  #   Hiwin Technologies Corp..........................    174,173   1,576,586
      Hon Hai Precision Industry Co., Ltd.............. 12,967,056  36,224,587
      Hotai Motor Co., Ltd.............................    244,000   2,961,660
  #   HTC Corp.........................................    894,235   4,010,041
      Hua Nan Financial Holdings Co., Ltd..............  6,709,828   3,779,526
  #*  Innolux Corp.....................................  9,544,341   3,309,788
  #*  Inotera Memories, Inc............................  1,642,000   1,262,066
      Inventec Corp....................................  3,189,551   2,942,695
      Kenda Rubber Industrial Co., Ltd.................    532,481   1,147,780
      Kinsus Interconnect Technology Corp..............    322,000   1,110,320
  #   Largan Precision Co., Ltd........................     99,860   3,834,262
      LCY Chemical Corp................................    434,123     550,972
      Lite-On Technology Corp..........................  2,392,358   3,543,103
  #   Lung Yen Life Service Corp.......................    117,000     322,897
  *   Macronix International...........................  2,227,218     490,448
  #   MediaTek, Inc....................................  1,279,995  17,058,108
      Mega Financial Holding Co., Ltd.................. 11,294,904   9,119,259
      Merida Industry Co., Ltd.........................    202,750   1,251,564
  *   Nan Kang Rubber Tire Co., Ltd....................    534,780     648,075
      Nan Ya Plastics Corp.............................  5,276,599  11,499,179
      Novatek Microelectronics Corp....................    603,000   2,424,056
      Oriental Union Chemical Corp.....................    248,000     247,224
      Pegatron Corp....................................  2,267,345   2,963,047
  #   Phison Electronics Corp..........................    146,000     913,495
      Pou Chen Corp....................................  2,701,487   3,734,376
  #   Powertech Technology, Inc........................    929,819   1,283,080
      President Chain Store Corp.......................    567,831   3,802,127
      Quanta Computer, Inc.............................  2,553,000   6,248,484
  #   Radiant Opto-Electronics Corp....................    474,170   2,057,986
      Realtek Semiconductor Corp.......................    497,950   1,354,104
      Ruentex Development Co., Ltd.....................    699,351   1,227,406
      Ruentex Industries, Ltd..........................    725,182   1,740,908
  #   Sanyang Industry Co., Ltd........................    729,000   1,125,020
      ScinoPharm Taiwan, Ltd...........................    245,440     686,933
  #   Shin Kong Financial Holding Co., Ltd.............  9,040,708   3,027,741
      Siliconware Precision Industries Co..............  2,997,324   3,611,122
      Siliconware Precision Industries Co. Sponsored
        ADR............................................     67,173     383,558

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
     Simplo Technology Co., Ltd.......................    298,000 $  1,365,212
     SinoPac Financial Holdings Co., Ltd..............  8,077,105    3,763,364
     St Shine Optical Co., Ltd........................     44,000    1,135,990
 #   Standard Foods Corp..............................    283,784      833,690
     Synnex Technology International Corp.............  1,493,756    2,532,648
     Taishin Financial Holding Co., Ltd...............  8,855,372    4,180,784
 *   Taiwan Business Bank.............................  4,733,871    1,405,056
     Taiwan Cement Corp...............................  4,100,720    5,986,289
     Taiwan Cooperative Financial Holding.............  6,888,371    3,713,916
     Taiwan FamilyMart Co., Ltd.......................     33,000      196,887
 #   Taiwan Fertilizer Co., Ltd.......................  1,112,000    2,318,918
     Taiwan Glass Industry Corp.......................  1,136,253    1,110,815
     Taiwan Mobile Co., Ltd...........................  1,768,300    5,188,613
     Taiwan Secom Co., Ltd............................     49,000      124,241
     Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808   86,736,462
     Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR..................................    152,371    2,578,117
     Teco Electric and Machinery Co., Ltd.............  2,181,000    2,368,816
 #   Ton Yi Industrial Corp...........................    763,000      752,661
     Transcend Information, Inc.......................    231,181      689,451
     Tripod Technology Corp...........................    482,870      876,039
     TSRC Corp........................................    633,300      898,107
     U-Ming Marine Transport Corp.....................    551,860      915,658
     Uni-President Enterprises Corp...................  4,567,515    7,495,608
     Unimicron Technology Corp........................  1,848,896    1,410,860
 #   United Microelectronics Corp..................... 15,073,000    6,167,900
     Vanguard International Semiconductor Corp........    834,000      912,592
 *   Walsin Lihwa Corp................................  3,769,000    1,171,086
     Wan Hai Lines, Ltd...............................  1,104,800      537,208
 #*  Wintek Corp......................................  1,832,760      609,640
 #   Wistron Corp.....................................  3,159,444    2,605,632
     WPG Holdings, Ltd................................  1,956,869    2,270,105
 *   Yang Ming Marine Transport Corp..................  1,948,300      846,667
     Yuanta Financial Holding Co., Ltd................ 10,373,577    5,759,773
 #   Yulon Motor Co., Ltd.............................  1,103,000    1,891,596
     Zhen Ding Technology Holding, Ltd................    247,700      618,582
                                                                  ------------
 TOTAL TAIWAN.........................................             487,577,627
                                                                  ------------
 THAILAND -- (2.3%)
     Advanced Info Service PCL........................  1,053,700    6,671,412
     Airports of Thailand PCL.........................    397,200    2,063,611
     Bangkok Bank PCL(6077019)........................    329,000    1,709,285
     Bangkok Bank PCL(6368360)........................    611,000    3,174,387
     Bangkok Dusit Medical Services PCL...............    538,300    1,924,247
     Bangkok Life Assurance PCL.......................    435,800      811,927
     Banpu PCL........................................  1,407,600    1,130,003
     BEC World PCL....................................    645,300      913,898
     Berli Jucker PCL.................................    555,800      761,889
     Big C Supercenter PCL(6368434)...................    255,200    1,352,923
     Big C Supercenter PCL(6763932)...................     24,600      130,415
     Bumrungrad Hospital PCL..........................    248,700      632,863
     Central Pattana PCL..............................  1,253,200    1,423,659
     Central Plaza Hotel PCL..........................    463,600      382,705
     Charoen Pokphand Foods PCL.......................  2,881,300    2,487,642

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  THAILAND -- (Continued)
      CP ALL PCL.......................................  3,186,600 $ 3,788,975
      Delta Electronics Thailand PCL...................    444,800     714,159
      Electricity Generating PCL.......................    149,800     578,597
      Glow Energy PCL..................................    393,200     804,029
      Home Product Center PCL..........................  3,364,303     871,396
      Indorama Ventures PCL............................  1,887,300   1,183,493
      IRPC PCL......................................... 11,139,400   1,052,861
      Jasmine International PCL........................  2,516,700     537,496
      Kasikornbank PCL(6888794)........................  1,146,600   5,904,938
      Kasikornbank PCL(6364766)........................     95,500     491,821
      Krung Thai Bank PCL..............................  5,908,587   2,989,197
      Land and Houses PCL..............................  3,862,800   1,006,364
      Minor International PCL..........................  1,542,100     971,696
      Pruksa Real Estate PCL...........................    730,000     389,215
      PTT Exploration & Production PCL(B1359J0)........  1,409,255   6,531,839
      PTT Exploration & Production PCL(B1359L2)........     65,409     303,168
      PTT Global Chemical PCL..........................  1,778,472   3,838,719
      PTT PCL..........................................  1,015,400   8,489,864
      Ratchaburi Electricity Generating Holding PCL....    521,300     754,077
      Robinson Department Store PCL....................    428,200     577,246
      Siam Cement PCL(6609906).........................    124,800   1,534,953
      Siam Cement PCL(6609928).........................    178,900   2,200,345
      Siam City Cement PCL.............................     94,913   1,020,724
      Siam Commercial Bank PCL.........................  1,261,066   5,692,179
      Siam Global House PCL............................    885,700     383,687
      Thai Airways International PCL...................    882,600     376,997
      Thai Oil PCL.....................................    879,500   1,405,442
      Thai Union Frozen Products PCL...................    452,560     956,258
      TMB Bank PCL..................................... 19,864,000   1,372,006
      Total Access Communication PCL(B1YWK08)..........    548,200   1,590,129
      Total Access Communication PCL(B231MK7)..........    214,100     621,026
  *   True Corp. PCL...................................  4,539,800     990,202
                                                                   -----------
  TOTAL THAILAND.......................................             85,493,964
                                                                   -----------
  TURKEY -- (1.4%)
      Akbank TAS.......................................  2,149,304   5,498,378
  #   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    224,564   2,276,474
  #   Arcelik A.S......................................    279,824   1,382,529
      Aselsan Elektronik Sanayi Ve Ticaret A.S.........     97,871     338,153
      BIM Birlesik Magazalar A.S.......................    213,630   3,654,472
      Coca-Cola Icecek A.S.............................     64,801   1,356,942
  *   Dogan Yayin Holding A.S..........................          1          --
  #   Enka Insaat ve Sanayi A.S........................    458,239   1,307,178
      Eregli Demir ve Celik Fabrikalari TAS............  2,031,348   2,441,965
  #   Ford Otomotiv Sanayi A.S.........................     77,123     676,492
      KOC Holding A.S..................................    767,893   2,609,669
  #   Koza Altin Isletmeleri A.S.......................     48,987     414,263
  *   Migros Ticaret A.S...............................     33,309     215,604
  *   Petkim Petrokimya Holding A.S....................     80,883      90,749
      TAV Havalimanlari Holding A.S....................    172,250   1,295,832
      Tofas Turk Otomobil Fabrikasi A.S................    133,889     629,782
      Tupras Turkiye Petrol Rafinerileri A.S...........    127,754   2,105,809
      Turk Hava Yollari................................  1,063,361   3,179,050

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 TURKEY -- (Continued)
 #   Turk Telekomunikasyon A.S........................   563,410 $    1,400,739
     Turk Traktor ve Ziraat Makineleri A.S............     8,237        190,078
 #*  Turkcell Iletisim Hizmetleri A.S.................   681,855      3,368,134
 *   Turkcell Iletisim Hizmetleri A.S. ADR............    73,838        919,283
     Turkiye Garanti Bankasi A.S...................... 2,626,667      6,954,257
 #   Turkiye Halk Bankasi A.S.........................   715,217      3,542,808
     Turkiye Is Bankasi............................... 1,910,546      3,434,584
 #   Turkiye Sise ve Cam Fabrikalari A.S..............   711,487        788,024
     Turkiye Vakiflar Bankasi Tao.....................   943,516      1,446,050
     Ulker Biskuvi Sanayi A.S.........................   117,060        720,867
 #   Yapi ve Kredi Bankasi A.S........................ 1,054,650      1,489,514
                                                                 --------------
 TOTAL TURKEY                                                        53,727,679
                                                                 --------------
 TOTAL COMMON STOCKS                                              3,360,690,667
                                                                 --------------
 PREFERRED STOCKS -- (3.1%)
 BRAZIL -- (3.0%)
     AES Tiete SA.....................................    95,198        744,665
     Alpargatas SA....................................     4,400         22,997
     Banco Bradesco SA................................ 2,244,395     24,237,570
     Banco do Estado do Rio Grande do Sul SA Class B..   200,100        871,700
 *   Braskem SA Class A...............................    73,800        566,646
     Centrais Eletricas Brasileiras SA Class B........   125,500        487,967
     Cia Brasileira de Distribuicao Grupo Pao de
       Acucar.........................................    41,100      1,582,476
     Cia de Gas de Sao Paulo Class A..................    13,727        295,227
     Cia de Transmissao de Energia Eletrica Paulista..    30,889        311,792
     Cia Energetica de Minas Gerais...................   632,124      3,637,648
     Cia Energetica de Sao Paulo Class B..............   155,310      1,485,620
     Cia Paranaense de Energia........................    32,400        371,966
 *   Empresa Nacional de Comercio Redito e
       Participacoes SA...............................       380          7,117
     Gerdau SA........................................   836,068      5,907,139
     Itau Unibanco Holding SA......................... 2,568,240     32,019,900
     Klabin SA........................................   663,777      3,386,480
     Lojas Americanas SA..............................   423,867      2,573,640
     Marcopolo SA.....................................   290,900        625,004
     Oi SA............................................   551,858        948,491
     Petroleo Brasileiro SA...........................   935,300      5,653,777
     Suzano Papel e Celulose SA Class A...............   419,600      1,652,400
     Telefonica Brasil SA.............................   248,684      4,704,717
 *   Usinas Siderurgicas de Minas Gerais SA Class A...   609,817      2,998,543
     Vale SA.......................................... 1,529,491     18,920,918
                                                                 --------------
 TOTAL BRAZIL.........................................              114,014,400
                                                                 --------------
 CHILE -- (0.0%)
     Embotelladora Andina SA Class B..................     9,255         34,696
                                                                 --------------
 COLOMBIA -- (0.1%)
     Avianca Holdings SA..............................    81,066        163,867
     Banco Davivienda SA..............................   114,619      1,216,735
     Bancolombia SA...................................    10,827        119,338
     Grupo Aval Acciones y Valores.................... 1,588,918        914,292

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 COLOMBIA -- (Continued)
       Grupo de Inversiones Suramericana SA.........      57,129 $      884,172
                                                                 --------------
 TOTAL COLOMBIA.....................................                  3,298,404
                                                                 --------------
 TOTAL PREFERRED STOCKS.............................                117,347,500
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 MALAYSIA -- (0.0%)
 *     Genting Bhd..................................     443,836        387,271
 *     Genting Plantations Bhd......................      56,520         50,499
                                                                 --------------
 TOTAL MALAYSIA.....................................                    437,770
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    437,770
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (7.7%)
 (S)@  DFA Short Term Investment Fund...............  25,151,253    291,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $472,452 GNMA 3.50%,
         09/20/42, valued at $424,652) to be
         repurchased at $416,326.................... $       416        416,325
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                291,416,325
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,921,538,073)^^..........................             $3,769,892,262
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $129,413,400 $  121,671,208   --    $  251,084,608
   Chile......................   25,419,551     29,418,973   --        54,838,524
   China......................  110,672,986    418,453,036   --       529,126,022
   Colombia...................   23,478,362             --   --        23,478,362
   Czech Republic.............           --     10,827,719   --        10,827,719
   Egypt......................           --      3,510,013   --         3,510,013
   Greece.....................           --     16,954,485   --        16,954,485
   Hungary....................           --     11,030,097   --        11,030,097
   India......................   25,758,505    229,347,879   --       255,106,384
   Indonesia..................      382,800     97,478,302   --        97,861,102
   Malaysia...................    1,239,711    156,811,173   --       158,050,884
   Mexico.....................  203,959,151             --   --       203,959,151
   Peru.......................    9,844,207             --   --         9,844,207
   Philippines................      357,478     45,071,753   --        45,429,231
   Poland.....................           --     68,040,483   --        68,040,483
   Russia.....................    6,244,161    176,416,836   --       182,660,997
   South Africa...............   37,876,139    227,566,330   --       265,442,469
   South Korea................   17,216,612    529,430,047   --       546,646,659
   Taiwan.....................   11,167,702    476,409,925   --       487,577,627
   Thailand...................   85,493,964             --   --        85,493,964
   Turkey.....................      919,283     52,808,396   --        53,727,679
Preferred Stocks
   Brazil.....................           --    114,014,400   --       114,014,400
   Chile......................           --         34,696   --            34,696
   Colombia...................    3,298,404             --   --         3,298,404
Rights/Warrants
   Malaysia...................           --        437,770   --           437,770
Securities Lending Collateral            --    291,416,325   --       291,416,325
                               ------------ --------------   --    --------------
TOTAL......................... $692,742,416 $3,077,149,846   --    $3,769,892,262
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary -- (17.9%)
  *   1-800-Flowers.com, Inc. Class A..................    44,330 $    223,423
  #   Aaron's, Inc.....................................     4,830      129,879
  #   AH Belo Corp. Class A............................    14,556      116,302
  *   ALCO Stores, Inc.................................       700        6,363
  #   Arctic Cat, Inc..................................     3,436      145,480
  #*  Ascent Capital Group, Inc. Class A...............     8,564      612,754
  #   Autoliv, Inc.....................................     9,404      852,661
  *   Ballantyne Strong, Inc...........................     9,030       42,983
  #*  Barnes & Noble, Inc..............................    12,200      164,456
      Bassett Furniture Industries, Inc................     2,900       40,890
  #   Beasley Broadcasting Group, Inc. Class A.........     9,471       86,565
  #*  Beazer Homes USA, Inc............................    12,516      281,735
  #   bebe stores, Inc.................................    19,551       97,168
  #   Best Buy Co., Inc................................   197,800    4,656,212
  #   Big 5 Sporting Goods Corp........................     8,501      145,877
  *   Biglari Holdings, Inc............................     1,953      853,383
  #   Bob Evans Farms, Inc.............................    52,387    2,632,447
  #   Bon-Ton Stores, Inc. (The).......................     2,986       32,100
  *   Books-A-Million, Inc.............................    14,887       34,389
      Brown Shoe Co., Inc..............................    74,697    1,768,825
  *   Build-A-Bear Workshop, Inc.......................    25,874      225,880
  #*  Cabela's, Inc....................................    53,051    3,546,990
  #*  Cache, Inc.......................................    26,610      134,647
      Callaway Golf Co.................................   122,359      999,673
  *   Cambium Learning Group, Inc......................    37,733       71,693
  *   Canterbury Park Holding Corp.....................     2,755       30,884
      Carnival Corp....................................   489,649   19,189,344
  #   Carriage Services, Inc...........................    20,916      447,602
  #*  Cavco Industries, Inc............................     7,600      593,712
      CBS Corp. Class A................................    28,263    1,658,190
      CBS Corp. Class B................................   201,625   11,839,420
  *   Christopher & Banks Corp.........................    56,231      401,489
      Churchill Downs, Inc.............................     7,682      684,543
  *   Citi Trends, Inc.................................     3,415       54,640
  *   Coast Distribution System (The)..................       547        1,988
  #   Columbia Sportswear Co...........................     4,317      320,969
      Comcast Corp. Class A............................ 3,446,875  187,682,344
      Comcast Corp. Special Class A.................... 1,088,341   56,974,651
  #*  Conn's, Inc......................................    25,450    1,545,069
      Core-Mark Holding Co., Inc.......................    24,059    1,820,063
  #*  Corinthian Colleges, Inc.........................    36,345       53,427
  *   Costa, Inc.......................................    18,022      387,293
      CSS Industries, Inc..............................    13,050      349,740
      CST Brands, Inc..................................    50,181    1,602,279
      Culp, Inc........................................    10,036      202,828
  #*  dELiA*s, Inc.....................................    22,143       16,386
  #*  Delta Apparel, Inc...............................     7,532      121,868
      Destination Maternity Corp.......................       200        5,366
  #*  Destination XL Group, Inc........................    15,601       83,933
      DeVry Education Group, Inc.......................     8,757      316,478
  #*  Digital Generation, Inc..........................     8,748      118,098

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
       Dillard's, Inc. Class A.......................... 120,300 $10,502,190
   *   Discovery Communications, Inc. Class B...........   3,762     302,032
   *   Dixie Group, Inc. (The)..........................  11,800     163,076
   #*  Dorman Products, Inc.............................  20,712   1,080,338
   *   Dover Downs Gaming & Entertainment, Inc..........   5,935       9,377
       Dover Motorsports, Inc...........................  15,098      35,178
   #   DR Horton, Inc................................... 208,125   4,886,775
   #*  DreamWorks Animation SKG, Inc. Class A...........  46,429   1,566,514
   *   Education Management Corp........................  13,202      91,490
       Educational Development Corp.....................   1,679       6,011
   #   Escalade, Inc....................................     277       3,294
   *   EW Scripps Co. Class A...........................  41,061     755,933
   #*  Federal-Mogul Corp...............................  38,585     689,900
   #*  Flanigan's Enterprises, Inc......................     865      12,573
       Flexsteel Industries, Inc........................   2,068      63,756
       Foot Locker, Inc.................................  15,700     606,020
   #   Fred's, Inc. Class A.............................  47,275     826,367
       Frisch's Restaurants, Inc........................     600      15,120
   #*  FTD Cos., Inc....................................  24,893     771,683
   #*  Fuel Systems Solutions, Inc......................   3,398      41,761
   *   Full House Resorts, Inc..........................   2,574       6,255
   *   G-III Apparel Group, Ltd.........................  11,394     797,238
   *   Gaiam, Inc. Class A..............................   5,988      40,659
   #   GameStop Corp. Class A........................... 104,752   3,673,653
   #*  Gaming Partners International Corp...............     500       4,085
       Gannett Co., Inc................................. 119,639   3,293,662
   *   General Motors Co................................ 674,707  24,343,429
   *   Genesco, Inc.....................................   7,056     495,472
       Graham Holdings Co. Class B......................   5,780   3,618,627
   *   Gray Television, Inc.............................  46,874     533,426
   #   Group 1 Automotive, Inc..........................  57,936   3,541,628
   *   Hallwood Group, Inc. (The).......................     296       2,908
       Harte-Hanks, Inc.................................  12,432      85,159
   #*  Hastings Entertainment, Inc......................     300         588
       Haverty Furniture Cos., Inc......................  33,479     931,386
   *   Helen of Troy, Ltd...............................  64,389   3,543,971
   #*  hhgregg, Inc.....................................  36,388     300,565
   *   Hollywood Media Corp.............................  19,037      26,842
       Hooker Furniture Corp............................  14,814     224,432
   #*  Hyatt Hotels Corp. Class A.......................  14,601     697,782
   #*  Iconix Brand Group, Inc..........................  95,618   3,556,990
       International Speedway Corp. Class A.............  24,844     834,013
   #*  Isle of Capri Casinos, Inc.......................  15,434     147,549
       JAKKS Pacific, Inc...............................  13,103      75,473
   *   Jarden Corp...................................... 162,075   9,797,434
   #*  JC Penney Co., Inc...............................  85,215     504,473
       Johnson Outdoors, Inc. Class A...................  15,588     370,527
       Jones Group, Inc. (The).......................... 103,143   1,521,359
   *   Journal Communications, Inc. Class A.............  77,674     619,062
   #   KB Home..........................................  30,800     595,672
   *   Kid Brands, Inc..................................   9,776       9,385
       Kohl's Corp......................................  14,353     726,692
       La-Z-Boy, Inc....................................  56,332   1,516,457

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
   #*  Lakeland Industries, Inc.........................  11,757 $    77,008
   #*  Lee Enterprises, Inc.............................  38,128     155,562
   #   Lennar Corp. Class A............................. 224,100   8,999,856
       Lennar Corp. Class B.............................   7,868     257,598
   *   Liberty Interactive Corp. Class A................ 882,463  23,570,587
   #*  Liberty Interactive Corp. Class B................  35,706     987,449
   *   Liberty Media Corp. Class A......................  96,383  12,683,039
   *   Liberty Media Corp. Class B......................   7,622   1,005,609
   *   Liberty Ventures Series A........................  38,401   4,454,516
   *   Liberty Ventures Series B........................   1,785     207,596
   #*  Life Time Fitness, Inc...........................  13,317     548,128
       Lifetime Brands, Inc.............................  16,431     253,366
       Lithia Motors, Inc. Class A......................  34,933   1,966,379
   *   Live Nation Entertainment, Inc................... 145,347   3,091,531
   *   Loral Space & Communications, Inc................  26,050   1,936,817
       Lowe's Cos., Inc................................. 139,546   6,459,584
   *   Luby's, Inc......................................  44,415     290,030
   *   M/I Homes, Inc...................................  37,930     932,699
   *   Madison Square Garden Co. (The) Class A..........  29,558   1,715,251
       Marcus Corp. (The)...............................  18,899     246,821
   *   MarineMax, Inc...................................  29,164     430,169
   *   Marriott Vacations Worldwide Corp................     662      31,697
   *   Martha Stewart Living Omnimedia Class A..........     980       3,910
       Matthews International Corp. Class A.............   3,202     136,149
   #*  McClatchy Co. (The) Class A......................  60,603     276,350
   #   MDC Holdings, Inc................................  18,400     568,376
   #*  Media General, Inc. Class A......................  25,196     449,245
       Men's Wearhouse, Inc. (The)......................  52,860   2,539,394
       Meredith Corp....................................  32,676   1,495,907
   *   Meritage Homes Corp..............................  28,156   1,367,537
   *   MGM Resorts International........................ 251,100   6,116,796
   #*  Modine Manufacturing Co..........................  14,650     191,915
   *   Mohawk Industries, Inc...........................  98,740  14,038,853
   *   Monarch Casino & Resort, Inc.....................   1,103      21,255
   *   Motorcar Parts of America, Inc...................  13,074     263,180
       Movado Group, Inc................................  36,900   1,392,975
   *   MTR Gaming Group, Inc............................  24,536     126,360
   #*  Multimedia Games Holding Co., Inc................  23,224     737,594
   *   Murphy USA, Inc..................................  47,356   1,834,571
       NACCO Industries, Inc. Class A...................   6,832     403,361
   *   New York & Co., Inc..............................   6,926      31,375
   *   News Corp. Class A............................... 402,247   6,419,862
   #*  News Corp. Class B...............................  99,903   1,559,486
   #*  Office Depot, Inc................................ 181,609     888,068
   *   Orient-Express Hotels, Ltd. Class A..............  75,198   1,064,804
   #*  Pacific Sunwear of California, Inc...............  43,900     126,432
   #*  Penn National Gaming, Inc........................  63,446     744,222
       Penske Automotive Group, Inc.....................  43,845   1,881,389
   *   Pep Boys-Manny, Moe & Jack (The).................  75,098     896,670
   *   Perfumania Holdings, Inc.........................     537       3,458
   *   Perry Ellis International, Inc...................  21,492     336,780
   #*  Pinnacle Entertainment, Inc......................  71,930   1,571,670
       PulteGroup, Inc.................................. 143,221   2,910,251

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
  Consumer Discretionary -- (Continued)
      PVH Corp.........................................    31,964 $ 3,863,489
  #*  Quiksilver, Inc..................................    74,010     521,770
  #*  Radio One, Inc. Class D..........................    13,955      76,753
  #*  RadioShack Corp..................................    46,847     112,433
  *   Red Lion Hotels Corp.............................     8,907      51,661
  *   Red Robin Gourmet Burgers, Inc...................    31,175   2,008,605
      Regis Corp.......................................    54,292     669,420
  #   Rent-A-Center, Inc...............................    76,435   1,906,289
  #*  Rick's Cabaret International, Inc................    12,026     135,774
      Rocky Brands, Inc................................     8,729     135,474
      Royal Caribbean Cruises, Ltd.....................   322,500  15,996,000
  #*  Ruby Tuesday, Inc................................    70,361     394,022
  #   Saga Communications, Inc. Class A................     8,693     428,913
      Salem Communications Corp. Class A...............    10,922      93,929
  #   Scholastic Corp..................................    30,900   1,019,391
  *   Scientific Games Corp. Class A...................    41,635     586,221
  #*  Sears Holdings Corp..............................    70,001   2,545,936
      Service Corp. International/US...................   274,069   4,851,021
  *   Shiloh Industries, Inc...........................    24,793     373,878
  #   Shoe Carnival, Inc...............................    33,450     826,215
  *   Skechers U.S.A., Inc. Class A....................    49,610   1,433,233
      Spartan Motors, Inc..............................    16,820      96,715
      Speedway Motorsports, Inc........................    52,187     999,903
  *   Sport Chalet, Inc. Class A.......................       875         980
  *   Sport Chalet, Inc. Class B.......................       299         393
  #   Stage Stores, Inc................................    53,575   1,050,070
  #   Standard Motor Products, Inc.....................    37,342   1,221,457
  *   Stanley Furniture Co., Inc.......................    15,798      60,032
  #   Staples, Inc.....................................   497,525   6,547,429
  *   Starz............................................    84,255   2,357,455
  *   Starz Class B....................................     7,622     213,187
      Stein Mart, Inc..................................    22,915     283,688
  *   Steiner Leisure, Ltd.............................     2,225     109,047
  *   Stoneridge, Inc..................................    19,361     220,328
      Strattec Security Corp...........................     5,224     286,014
      Superior Industries International, Inc...........    37,089     675,391
      Superior Uniform Group, Inc......................     8,978     140,057
  *   Systemax, Inc....................................    11,750     132,893
  #*  Tandy Leather Factory, Inc.......................       500       4,255
      Time Warner Cable, Inc...........................   693,942  92,481,650
      Time Warner, Inc................................. 1,534,860  96,435,254
  *   Toll Brothers, Inc...............................   203,299   7,471,238
  #*  Trans World Entertainment Corp...................     5,781      22,893
  #*  Tuesday Morning Corp.............................    60,500     794,970
      Twenty-First Century Fox, Inc. Class A........... 1,287,383  40,964,527
      Twenty-First Century Fox, Inc. Class B...........   550,972  17,212,365
  *   Unifi, Inc.......................................    43,422   1,006,956
  *   Universal Electronics, Inc.......................     3,206     114,582
  #   Vail Resorts, Inc................................    11,600     790,540
  #*  Valuevision Media, Inc. Class A..................     3,998      24,668
  #*  VOXX International Corp..........................    24,496     326,532
      Walt Disney Co. (The)............................    26,220   1,903,834
  #   Wendy's Co. (The)................................   242,704   2,201,325

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
  *   West Marine, Inc.................................    26,468 $    346,466
  #*  Wet Seal, Inc. (The) Class A.....................    13,619       32,549
      Whirlpool Corp...................................    30,049    4,005,532
      Wyndham Worldwide Corp...........................   144,114   10,223,447
  *   Zale Corp........................................    23,799      359,841
                                                                  ------------
  Total Consumer Discretionary.........................            843,119,997
                                                                  ------------
  Consumer Staples -- (7.0%)
      Alico, Inc.......................................       960       35,059
  *   Alliance One International, Inc..................    35,084       90,166
  #   Andersons, Inc. (The)............................    15,774    1,305,141
      Archer-Daniels-Midland Co........................   813,476   32,116,032
      Beam, Inc........................................   131,553   10,958,365
  *   Boulder Brands, Inc..............................    76,099    1,091,260
      Bunge, Ltd.......................................   121,368    9,194,840
      CCA Industries, Inc..............................     8,323       25,219
  *   Central Garden and Pet Co........................    25,184      162,689
  *   Central Garden and Pet Co. Class A...............    54,453      339,787
  *   Chiquita Brands International, Inc...............    69,284      733,025
  *   Constellation Brands, Inc. Class A...............   249,042   19,094,050
  *   Constellation Brands, Inc. Class B...............    12,715      976,131
  *   Craft Brew Alliance, Inc.........................     9,754      147,480
      CVS Caremark Corp................................ 1,510,745  102,307,651
  *   Farmer Bros Co...................................     6,695      144,813
      Fresh Del Monte Produce, Inc.....................    39,437    1,043,503
  #   Griffin Land & Nurseries, Inc....................     1,500       45,900
  *   Hain Celestial Group, Inc. (The).................    43,646    4,010,631
      Ingles Markets, Inc. Class A.....................    11,437      310,858
      Ingredion, Inc...................................    62,117    3,869,889
      JM Smucker Co. (The).............................   108,204   10,429,784
  #   John B Sanfilippo & Son, Inc.....................    10,428      241,408
      Kraft Foods Group, Inc...........................   209,706   10,978,109
  #*  Mannatech, Inc...................................       717       10,984
      MGP Ingredients, Inc.............................     4,788       26,382
  #   Molson Coors Brewing Co. Class A.................     1,908      101,162
      Molson Coors Brewing Co. Class B.................   186,550    9,819,992
      Mondelez International, Inc. Class A............. 2,081,099   68,155,992
  *   Nutraceutical International Corp.................    14,615      365,960
      Oil-Dri Corp. of America.........................     5,047      173,364
  *   Omega Protein Corp...............................    25,852      261,881
  *   Pantry, Inc. (The)...............................    22,475      328,360
  #*  Post Holdings, Inc...............................    50,201    2,687,259
  #   Safeway, Inc.....................................   157,807    4,929,891
  #   Sanderson Farms, Inc.............................    16,100    1,197,035
  *   Seaboard Corp....................................     1,812    4,620,600
  *   Seneca Foods Corp. Class A.......................     6,301      183,170
  *   Seneca Foods Corp. Class B.......................       300        8,833
  #   Snyders-Lance, Inc...............................    28,337      756,881
      Spartan Stores, Inc..............................    34,281      774,408
      Spectrum Brands Holdings, Inc....................    46,130    3,471,282
  #*  Susser Holdings Corp.............................    12,360      753,713
  #*  TreeHouse Foods, Inc.............................    24,190    1,592,670
  #   Tyson Foods, Inc. Class A........................   405,030   15,148,122

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #   Universal Corp...................................    22,290 $  1,143,923
      Weis Markets, Inc................................    11,602      571,050
                                                                  ------------
  Total Consumer Staples...............................            326,734,704
                                                                  ------------
  Energy -- (14.2%)
      Adams Resources & Energy, Inc....................     6,004      399,386
      Alon USA Energy, Inc.............................    33,484      526,034
  #*  Alpha Natural Resources, Inc.....................   170,794      970,110
      Anadarko Petroleum Corp..........................   845,068   68,188,537
      Apache Corp......................................   289,715   23,252,526
  #*  Approach Resources, Inc..........................     6,883      138,279
  #   Arch Coal, Inc...................................    60,743      257,550
  *   Atwood Oceanics, Inc.............................     4,600      218,040
      Baker Hughes, Inc................................    84,672    4,795,822
  *   Barnwell Industries, Inc.........................     8,038       24,918
  #*  Bill Barrett Corp................................    51,500    1,442,515
      Bolt Technology Corp.............................     9,574      207,469
      Bristow Group, Inc...............................    43,589    3,129,254
  #*  C&J Energy Services, Inc.........................    37,416      874,786
      Cabot Oil & Gas Corp.............................       568       22,709
  *   Callon Petroleum Co..............................    13,214       89,195
  #   Chesapeake Energy Corp...........................   624,655   16,809,466
      Chevron Corp.....................................   696,706   77,773,291
  *   Cloud Peak Energy, Inc...........................    33,115      620,244
  #   Comstock Resources, Inc..........................    32,421      556,020
      ConocoPhillips................................... 1,766,829  114,755,544
  *   Contango Oil & Gas Co............................     1,064       44,645
  *   Dawson Geophysical Co............................    17,055      552,070
      Delek US Holdings, Inc...........................    52,256    1,583,357
  *   Denbury Resources, Inc...........................   289,460    4,651,622
      Devon Energy Corp................................    42,463    2,514,659
  #*  Double Eagle Petroleum Co........................     7,844       17,021
  *   Emerald Oil, Inc.................................    32,065      245,939
  #*  Endeavour International Corp.....................     4,300       28,337
      EOG Resources, Inc...............................     6,045      998,876
  *   EPL Oil & Gas, Inc...............................    27,489      738,629
  *   Era Group, Inc...................................    36,653    1,073,566
  *   Exterran Holdings, Inc...........................    69,200    2,404,008
  #   Green Plains Renewable Energy, Inc...............    26,534      591,178
      Gulf Island Fabrication, Inc.....................    15,018      304,265
      Gulfmark Offshore, Inc. Class A..................    35,505    1,511,093
  #*  Harvest Natural Resources, Inc...................    48,645      213,552
  *   Helix Energy Solutions Group, Inc................   103,010    2,100,374
      Helmerich & Payne, Inc...........................   108,670    9,567,307
  *   Hercules Offshore, Inc...........................   107,413      534,917
      Hess Corp........................................   378,130   28,545,034
  *   HKN, Inc.........................................       564       41,736
      HollyFrontier Corp...............................    26,505    1,227,182
  #*  Hornbeck Offshore Services, Inc..................    29,719    1,269,298
  #*  James River Coal Co..............................    10,139       11,153
  #*  Key Energy Services, Inc.........................    49,745      362,641
      Knightsbridge Tankers, Ltd.......................    14,861      139,991
  #*  Magnum Hunter Resources Corp.....................    82,198      686,353

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Energy -- (Continued)
       Marathon Oil Corp................................ 903,937 $29,640,094
       Marathon Petroleum Corp.......................... 451,968  39,343,814
   *   Matador Resources Co.............................   6,400     124,416
   *   Matrix Service Co................................  15,423     405,316
   #*  McDermott International, Inc.....................  63,698     531,241
       Murphy Oil Corp.................................. 189,426  10,723,406
       Nabors Industries, Ltd........................... 272,782   4,659,117
       National Oilwell Varco, Inc...................... 250,948  18,823,609
   *   Natural Gas Services Group, Inc..................  15,026     434,251
   *   Newfield Exploration Co..........................  48,506   1,201,494
   #*  Newpark Resources, Inc...........................  97,395   1,106,407
       Noble Corp. P.L.C................................  74,243   2,303,760
       Noble Energy, Inc................................ 133,794   8,339,380
   #*  Northern Oil and Gas, Inc........................  16,372     238,049
       Occidental Petroleum Corp........................  56,737   4,968,459
   #*  Overseas Shipholding Group, Inc..................   2,355      20,865
   *   Parker Drilling Co............................... 142,573   1,060,743
       Patterson-UTI Energy, Inc........................ 152,325   3,913,229
   *   PDC Energy, Inc..................................  24,103   1,201,776
   *   Penn Virginia Corp...............................  35,279     422,995
   *   PHI, Inc. Non-Voting.............................  21,843     804,478
   #*  PHI, Inc. Voting.................................   1,099      39,015
       Phillips 66...................................... 883,414  64,568,729
   *   Pioneer Energy Services Corp.....................  98,221     823,092
       Pioneer Natural Resources Co.....................  88,400  14,967,888
       QEP Resources, Inc...............................  33,043   1,020,698
   *   Renewable Energy Group, Inc......................   2,882      28,849
   *   REX American Resources Corp......................   4,050     165,888
   *   Rex Energy Corp..................................  35,100     661,284
   *   Rowan Cos. P.L.C. Class A........................ 121,858   3,822,685
   #*  SEACOR Holdings, Inc.............................  36,653   3,085,450
       SemGroup Corp. Class A...........................   4,727     291,940
   #   Ship Finance International, Ltd..................  40,467     692,795
   *   Stone Energy Corp................................   1,115      34,509
       Superior Energy Services, Inc....................  75,686   1,789,217
   #*  Swift Energy Co..................................  34,900     432,062
   #   Teekay Corp......................................  37,720   2,043,292
   *   Tesco Corp.......................................   3,745      79,094
       Tesoro Corp...................................... 168,807   8,696,937
   *   TETRA Technologies, Inc..........................  25,510     263,263
   *   TGC Industries, Inc..............................   1,787      11,633
       Tidewater, Inc...................................  49,127   2,547,235
   #   Transocean, Ltd.................................. 274,265  11,870,189
   #*  Triangle Petroleum Corp..........................   7,779      59,198
   *   Unit Corp........................................  57,000   2,848,290
   #*  USEC, Inc........................................   6,111      27,744
       Valero Energy Corp............................... 605,899  30,961,439
   *   Weatherford International, Ltd................... 281,383   3,809,926
   #   Western Refining, Inc............................  68,485   2,678,448
   *   Whiting Petroleum Corp...........................  16,007     934,489

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  *   Willbros Group, Inc..............................    18,620 $    155,477
                                                                  ------------
  Total Energy.........................................            666,688,152
                                                                  ------------
  Financials -- (18.2%)
      1st Source Corp..................................    41,187    1,213,781
      1st United Bancorp Inc/Boca Raton................       863        6,265
      ACE, Ltd.........................................    46,348    4,347,906
  #   Alexander & Baldwin, Inc.........................    66,838    2,614,034
  *   Alleghany Corp...................................     2,626      977,739
      Allied World Assurance Co. Holdings AG...........    25,477    2,622,093
      Allstate Corp. (The).............................   157,339    8,055,757
  *   American Capital, Ltd............................   422,803    6,599,955
  #   American Equity Investment Life Holding Co.......    88,700    1,946,965
      American Financial Group, Inc....................   173,596    9,533,892
  #*  American Independence Corp.......................       173        1,827
      American International Group, Inc................   899,581   43,143,905
      American National Insurance Co...................    37,287    3,877,848
  *   Ameris Bancorp...................................    12,022      246,090
      AmeriServ Financial, Inc.........................    33,075      107,824
      Argo Group International Holdings, Ltd...........    42,675    1,919,948
      Aspen Insurance Holdings, Ltd....................   102,623    3,992,035
      Associated Banc-Corp.............................    31,434      517,718
  #   Assurant, Inc....................................    65,820    4,301,337
      Assured Guaranty, Ltd............................   122,989    2,601,217
  *   Asta Funding, Inc................................     7,527       61,721
      Astoria Financial Corp...........................    19,344      256,115
  #*  Atlanticus Holdings Corp.........................    19,218       56,693
  #*  AV Homes, Inc....................................    15,767      295,158
      Axis Capital Holdings, Ltd.......................       800       36,016
  #   Baldwin & Lyons, Inc. Class A....................       300        7,254
  #   Baldwin & Lyons, Inc. Class B....................     6,556      163,638
      Banc of California, Inc..........................       810       10,287
  #*  Bancorp, Inc.....................................       459        8,744
      Bank Mutual Corp.................................    51,232      350,427
      Bank of America Corp............................. 6,542,656  109,589,488
      Bank of New York Mellon Corp. (The)..............   491,755   15,716,490
      BankFinancial Corp...............................    39,867      362,391
      Banner Corp......................................     7,943      292,541
      BCB Bancorp, Inc.................................     1,059       13,502
      Berkshire Hills Bancorp, Inc.....................    25,980      635,471
  *   BofI Holding, Inc................................     8,208      679,212
  *   Capital Bank Financial Corp. Class A.............       233        5,371
  #*  Capital City Bank Group, Inc.....................    16,844      214,929
      Capital One Financial Corp.......................   356,632   25,181,786
      Capital Southwest Corp...........................    27,628      944,049
      Cathay General Bancorp...........................    17,730      416,655
      Centerstate Banks, Inc...........................       747        8,217
      Century Bancorp, Inc. Class A....................       495       16,785
      Chicopee Bancorp, Inc............................     1,000       17,350
      CIT Group, Inc...................................    39,411    1,834,582
      Citigroup, Inc................................... 2,248,344  106,638,956
      Citizens Community Bancorp, Inc..................    10,355       83,254
      CME Group, Inc...................................   414,385   30,979,423

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Financials -- (Continued)
       CNA Financial Corp............................... 277,671 $10,906,917
       CNO Financial Group, Inc......................... 301,264   5,103,412
       Codorus Valley Bancorp, Inc......................     126       2,649
   *   Community West Bancshares........................     400       2,868
   *   Cowen Group, Inc. Class A........................  15,961      65,121
       Donegal Group, Inc. Class A......................  27,472     401,366
   #   Donegal Group, Inc. Class B......................     300       7,364
   *   E*TRADE Financial Corp...........................  89,699   1,795,774
       East West Bancorp, Inc...........................     672      22,473
   *   Eastern Virginia Bankshares, Inc.................     307       2,075
       EMC Insurance Group, Inc.........................  18,341     504,011
   #*  Encore Capital Group, Inc........................     627      29,839
       Endurance Specialty Holdings, Ltd................  76,288   3,996,728
       Enterprise Financial Services Corp...............   3,235      60,236
   #   ESB Financial Corp...............................     432       5,556
       ESSA Bancorp, Inc................................   8,217      92,688
       Evans Bancorp, Inc...............................   1,681      38,663
       Everest Re Group, Ltd............................  34,913   5,054,006
   #*  Farmers Capital Bank Corp........................     302       6,209
       FBL Financial Group, Inc. Class A................  24,660     952,616
   #   Federal Agricultural Mortgage Corp. Class A......     177       4,383
       Federal Agricultural Mortgage Corp. Class C......   9,200     281,888
       Federated National Holding Co....................  13,665     180,788
       Fidelity National Financial, Inc. Class A........  46,321   1,460,964
   #   Fidelity Southern Corp...........................   7,214     101,569
   *   First Acceptance Corp............................  39,006     100,245
   #   First American Financial Corp....................  61,982   1,606,573
       First Bancorp....................................  16,138     278,058
   #*  First BanCorp....................................   7,500      36,675
   *   First Bancshares, Inc............................     400       3,312
       First Business Financial Services, Inc...........     482      19,883
       First Citizens BancShares, Inc. Class A..........   8,627   1,908,637
       First Commonwealth Financial Corp................  30,547     250,791
       First Community Bancshares, Inc..................     183       2,963
       First Defiance Financial Corp....................  10,880     279,834
       First Federal of Northern Michigan Bancorp, Inc..     900       4,568
       First Financial Holdings, Inc....................   8,549     526,191
   #   First Financial Northwest, Inc...................  25,371     262,336
       First Merchants Corp.............................  46,827     987,581
       First Midwest Bancorp, Inc.......................   7,168     114,473
       First Niagara Financial Group, Inc...............  77,106     666,196
       First South Bancorp, Inc.........................   2,278      18,452
       Fox Chase Bancorp, Inc...........................     351       6,006
   *   Genworth Financial, Inc. Class A.................  34,964     515,719
   #   German American Bancorp, Inc.....................   7,459     201,095
       GFI Group, Inc...................................   2,875      10,925
   #*  Gleacher & Co., Inc..............................     450       4,959
   *   Global Indemnity P.L.C...........................   8,282     202,992
       Goldman Sachs Group, Inc. (The).................. 143,685  23,581,582
       Great Southern Bancorp, Inc......................   1,616      44,682
       Guaranty Bancorp.................................  15,867     205,636
   *   Guaranty Federal Bancshares, Inc.................   1,684      18,019
   *   Hallmark Financial Services, Inc.................  25,666     226,117

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
  #   Hampden Bancorp, Inc.............................     5,886 $    94,411
      Hanover Insurance Group, Inc. (The)..............    88,829   4,932,674
      Hartford Financial Services Group, Inc...........   308,762  10,266,336
      HCC Insurance Holdings, Inc......................    17,700     759,507
      Heartland Financial USA, Inc.....................       465      11,713
      Heritage Commerce Corp...........................    14,483     116,009
      HF Financial Corp................................       400       5,276
  *   Hilltop Holdings, Inc............................    26,171     622,608
  #   Hingham Institution for Savings..................       500      39,290
  *   HMN Financial, Inc...............................     3,456      38,396
  *   Home Bancorp, Inc................................       719      14,488
      Home Federal Bancorp, Inc .......................     9,420     136,590
      HopFed Bancorp, Inc..............................     6,781      77,439
      Horace Mann Educators Corp.......................    58,206   1,623,947
      Hudson City Bancorp, Inc.........................    28,191     254,847
  *   ICG Group, Inc...................................     1,184      22,484
  #*  Imperial Holdings, Inc...........................     2,882      17,811
  #   Independence Holding Co..........................    24,172     310,127
      Infinity Property & Casualty Corp................    15,800   1,115,480
      IntercontinentalExchange Group, Inc..............     1,479     308,800
      International Bancshares Corp....................       800      18,728
  #*  Intervest Bancshares Corp. Class A...............     2,078      15,543
  *   Investment Technology Group, Inc.................    23,677     390,670
      Investors Title Co...............................     1,169      93,660
  #   Janus Capital Group, Inc.........................    24,840     272,992
      JPMorgan Chase & Co.............................. 1,173,590  64,969,942
      Kemper Corp......................................    67,002   2,462,323
      Kentucky First Federal Bancorp...................     2,800      24,416
      KeyCorp..........................................   526,210   6,714,440
      Lakeland Bancorp, Inc............................     8,324      93,811
      Landmark Bancorp, Inc............................     1,968      37,805
      Legg Mason, Inc..................................    93,283   3,950,535
      Lincoln National Corp............................   378,093  18,159,807
      LNB Bancorp, Inc.................................    13,395     134,084
      Loews Corp.......................................   243,798  10,870,953
  #*  Louisiana Bancorp, Inc...........................     5,606     102,478
  #*  Macatawa Bank Corp...............................    18,892     100,128
  *   Magyar Bancorp, Inc..............................       500       3,975
  #   Maiden Holdings, Ltd.............................     5,792      63,596
      MainSource Financial Group, Inc..................    45,000     733,950
      Marlin Business Services Corp....................    14,241     361,294
      MB Financial, Inc................................    19,678     552,952
  #*  MBIA, Inc........................................    82,267     900,001
  *   MBT Financial Corp...............................    23,185     125,431
      MCG Capital Corp.................................    11,930      53,327
  #   Meadowbrook Insurance Group, Inc.................    26,353     159,699
      Medallion Financial Corp.........................     9,550     127,301
      Mercantile Bank Corp.............................     4,422      88,484
  #   Meta Financial Group, Inc........................     1,083      43,807
      MetLife, Inc..................................... 1,125,923  55,226,523
  *   Metro Bancorp, Inc...............................    26,598     528,502
  *   MGIC Investment Corp.............................    72,733     617,503
      MicroFinancial, Inc..............................     5,900      45,371

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
   Financials -- (Continued)
         MidWestOne Financial Group, Inc..............       346 $     8,505
         Montpelier Re Holdings, Ltd..................    38,746   1,079,851
         Morgan Stanley............................... 1,476,248  43,564,078
         MutualFirst Financial, Inc...................     2,300      43,217
         NASDAQ OMX Group, Inc. (The).................    42,129   1,607,221
         National Western Life Insurance Co. Class A..       900     196,335
   *     Navigators Group, Inc. (The).................     3,685     219,737
   *     New Century Bancorp, Inc.....................       600       3,948
   #     New Hampshire Thrift Bancshares, Inc.........     3,667      54,712
   *     NewBridge Bancorp............................    11,413      79,777
   #*    NewStar Financial, Inc.......................    41,166     647,541
   *     North Valley Bancorp.........................       907      21,197
         Northeast Community Bancorp, Inc.............    18,190     132,241
         Northrim BanCorp, Inc........................     5,734     137,731
         OFG Bancorp..................................    30,191     440,185
         Old Republic International Corp..............   280,714   4,384,753
   #*    Old Second Bancorp, Inc......................     4,874      22,713
         Oppenheimer Holdings, Inc. Class A...........     3,097      72,718
   *     Pacific Mercantile Bancorp...................    16,236     101,637
   #     PacWest Bancorp..............................     1,076      43,158
         Park Sterling Corp...........................     3,253      21,958
         PartnerRe, Ltd...............................    52,224   5,126,830
   #     People's United Financial, Inc...............    68,700     976,227
         Peoples Bancorp of North Carolina, Inc.......       250       3,833
         Peoples Bancorp, Inc.........................    17,608     397,060
   #*    PHH Corp.....................................    91,804   2,228,083
   #*    Phoenix Cos., Inc. (The).....................     2,631     123,920
   #     Pinnacle Financial Partners, Inc.............    23,924     780,879
   *     Piper Jaffray Cos............................       312      12,255
         Platinum Underwriters Holdings, Ltd..........    21,715   1,234,281
   *     Popular, Inc.................................    56,536   1,492,550
   *     Porter Bancorp, Inc..........................     1,737       1,702
   #*    Portfolio Recovery Associates, Inc...........    28,203   1,416,355
         Premier Financial Bancorp, Inc...............     1,301      18,708
         Principal Financial Group, Inc...............   217,722   9,486,148
   #     Protective Life Corp.........................    98,037   4,804,793
         Provident Financial Holdings, Inc............       544       8,187
         Provident Financial Services, Inc............    21,059     364,742
         Prudential Financial, Inc....................   497,625  41,994,574
         Pulaski Financial Corp.......................     4,550      47,274
   #     Radian Group, Inc............................   161,945   2,409,742
         Regions Financial Corp....................... 1,302,555  13,246,984
         Reinsurance Group of America, Inc............   169,166  12,631,625
         Renasant Corp................................    42,102   1,212,117
   *     Republic First Bancorp, Inc..................     2,174       6,935
         Resource America, Inc. Class A...............    21,051     184,828
   #*    Riverview Bancorp, Inc.......................    15,319      47,948
         Safety Insurance Group, Inc..................    11,042     597,151
         Sandy Spring Bancorp, Inc....................     9,125     227,851
         Selective Insurance Group, Inc...............    45,200   1,063,104
         SI Financial Group, Inc......................     5,661      66,970
   (o)*  Southern Community Financial.................    29,890       6,576
   #*    Southern First Bancshares, Inc...............     1,216      16,161

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Financials -- (Continued)
       Southwest Bancorp, Inc...........................  16,974 $    296,196
       StanCorp Financial Group, Inc....................  15,636    1,004,613
       State Auto Financial Corp........................  56,823    1,089,865
       Sterling Bancorp.................................  70,552      888,955
   #   Stewart Information Services Corp................  12,271      398,930
   #*  Stratus Properties, Inc..........................   3,069       53,309
   *   Suffolk Bancorp..................................     205        3,952
   #*  Sun Bancorp, Inc.................................   4,075       12,918
       SunTrust Banks, Inc.............................. 491,691   18,202,401
       Susquehanna Bancshares, Inc......................  97,547    1,056,434
       Symetra Financial Corp...........................  20,319      389,109
       Synovus Financial Corp........................... 159,578      534,586
       Teche Holding Co.................................     600       44,970
       TF Financial Corp................................     630       19,215
       Timberland Bancorp, Inc..........................   2,500       27,400
       Travelers Cos., Inc. (The).......................  28,000    2,275,840
   *   Tree.com, Inc....................................   5,635      182,856
   #   Trustmark Corp...................................   4,194       99,649
   #   Umpqua Holdings Corp.............................  34,932      613,406
   *   Unico American Corp..............................   1,900       24,738
       Union First Market Bankshares Corp...............  37,042      854,559
       United Financial Bancorp, Inc....................   6,824      120,990
       United Fire Group, Inc...........................  38,612      969,161
   *   United Security Bancshares.......................     393        1,961
       Unity Bancorp, Inc...............................   3,306       25,853
       Unum Group....................................... 517,445   16,661,729
       Validus Holdings, Ltd............................   4,399      158,012
   *   Virginia Commerce Bancorp, Inc...................  22,274      362,175
       Washington Federal, Inc..........................   1,243       27,197
   #*  Waterstone Financial, Inc........................   1,426       15,064
       WesBanco, Inc....................................  31,462      898,555
       West Bancorporation, Inc.........................  13,957      206,424
       Westfield Financial, Inc.........................  10,811       80,650
       Wintrust Financial Corp..........................  24,224    1,061,738
       XL Group P.L.C................................... 240,766    6,919,615
   *   Yadkin Financial Corp............................   5,570      104,159
       Zions BanCorp....................................  53,325    1,533,094
   *   ZipRealty, Inc...................................  10,028       41,917
                                                                 ------------
   Total Financials.....................................          857,863,369
                                                                 ------------
   Health Care -- (10.0%)
   *   Addus HomeCare Corp..............................   2,044       48,320
       Aetna, Inc....................................... 558,462   38,159,708
   *   Affymetrix, Inc..................................  42,297      397,169
   #*  Albany Molecular Research, Inc...................  34,587      370,081
   *   Alere, Inc.......................................  74,130    2,809,527
   *   Allied Healthcare Products, Inc..................   1,000        2,460
   #*  Allscripts Healthcare Solutions, Inc............. 187,470    3,104,503
   *   Alphatec Holdings, Inc...........................   5,644       12,247
   #*  Amedisys, Inc....................................  19,727      297,680
   *   AMN Healthcare Services, Inc.....................   8,600      129,946
   *   Amsurg Corp......................................  30,743    1,283,520
       Analogic Corp....................................   2,988      285,802

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
   Health Care -- (Continued)
   *      AngioDynamics, Inc..........................    44,530 $   708,472
   *      Anika Therapeutics, Inc.....................    14,671     488,104
   *      Arrhythmia Research Technology, Inc.........     1,200       5,340
   #*     Baxano Surgical, Inc........................     5,997       7,676
   *      BioScrip, Inc...............................    36,570     311,211
   *      BioTelemetry, Inc...........................     5,328      38,841
   *      Boston Scientific Corp...................... 1,204,199  16,292,812
   *      Cambrex Corp................................    43,567     817,753
   #*     Capital Senior Living Corp..................    54,559   1,225,941
   *      CareFusion Corp.............................   207,163   8,446,036
   #*     Celldex Therapeutics, Inc...................     4,759     122,687
          Cigna Corp..................................    42,954   3,707,360
   *      Community Health Systems, Inc...............   105,314   4,361,053
   #      CONMED Corp.................................    43,239   1,813,876
          Cooper Cos., Inc. (The).....................    13,956   1,734,452
   *      Cross Country Healthcare, Inc...............    28,968     312,854
          CryoLife, Inc...............................    17,502     188,847
   #*     Cumberland Pharmaceuticals, Inc.............    23,319     109,599
   #*     Cutera, Inc.................................    23,864     226,708
   *      Cynosure, Inc. Class A......................     8,077     216,706
          Daxor Corp..................................       545       3,861
          Digirad Corp................................    29,111     101,889
   *      Emergent Biosolutions, Inc..................     8,678     207,665
   *      Endo Health Solutions, Inc..................    54,588   3,596,257
   #*     Enzo Biochem, Inc...........................    47,997     134,872
   *      Exactech, Inc...............................     3,390      75,529
   *      Express Scripts Holding Co..................   493,239  36,840,021
   *      Five Star Quality Care, Inc.................    28,953     157,215
   *      Forest Laboratories, Inc....................    78,471   5,202,627
   *      Gentiva Health Services, Inc................    31,640     359,430
   *      Greatbatch, Inc.............................    41,672   1,771,477
   #*     Hanger, Inc.................................    16,897     571,288
   #*     Harvard Apparatus Regenerative Technology,
            Inc.......................................     8,026      32,826
   *      Harvard Bioscience, Inc.....................    32,107     141,913
   *      Health Net, Inc.............................    44,958   1,478,669
   #*     Healthways, Inc.............................    46,297     708,807
   *      Hologic, Inc................................   305,036   6,515,569
          Humana, Inc.................................   236,814  23,042,002
   *      Impax Laboratories, Inc.....................     4,700     108,758
          Invacare Corp...............................    30,851     622,573
          Kewaunee Scientific Corp....................     1,631      27,075
          Kindred Healthcare, Inc.....................    59,114   1,119,619
   *      Lannett Co., Inc............................     3,649     128,883
   *      LCA-Vision, Inc.............................       700       2,954
          LeMaitre Vascular, Inc......................     5,100      40,647
   #*     LHC Group, Inc..............................     1,418      32,529
   *      Life Technologies Corp......................    94,990   7,225,889
   *      LifePoint Hospitals, Inc....................    82,208   4,357,846
   *      Magellan Health Services, Inc...............    17,899   1,070,897
   (o)#*  Maxygen, Inc................................    43,105       1,293
   *      MedAssets, Inc..............................    44,682     984,791
   (o)*   MedCath Corp................................    29,240      58,480
   *      Medical Action Industries, Inc..............    24,509     181,857

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES      VALUE+
                                                      --------- ------------
   Health Care -- (Continued)
   #*    Merit Medical Systems, Inc..................    13,395 $    192,486
   *     Misonix, Inc................................     4,083       20,946
   #*    Molina Healthcare, Inc......................    24,941      897,876
   #     National Healthcare Corp....................     6,484      337,168
   *     Natus Medical, Inc..........................    15,698      406,421
   *     NuVasive, Inc...............................     2,045       76,565
   #     Omnicare, Inc...............................   197,388   12,328,854
   *     Omnicell, Inc...............................    35,405      914,157
   *     PDI, Inc....................................    14,978       86,723
         PerkinElmer, Inc............................    76,500    3,335,400
         Pfizer, Inc................................. 3,950,849  120,105,810
   *     PharMerica Corp.............................    33,305      810,644
   *     Prestige Brands Holdings, Inc...............   111,489    3,373,657
   #*    Repligen Corp...............................    21,271      329,275
   #*    RTI Surgical, Inc...........................    73,086      226,567
   #*    Sciclone Pharmaceuticals, Inc...............    13,028       61,232
         Select Medical Holdings Corp................    42,204      455,803
   #*    Skilled Healthcare Group, Inc. Class A......     9,380       42,867
   *     SunLink Health Systems, Inc.................     1,750        2,100
   *     SurModics, Inc..............................     5,593      136,357
   *     Symmetry Medical, Inc.......................    77,051      748,936
   #     Teleflex, Inc...............................    37,223    3,485,562
         Thermo Fisher Scientific, Inc...............   499,520   57,514,733
   *     Triple-S Management Corp. Class B...........    20,684      369,003
         UnitedHealth Group, Inc.....................    89,716    6,484,672
   #     Universal American Corp.....................    84,328      594,512
   *     VCA Antech, Inc.............................    69,140    2,208,332
   *     WellCare Health Plans, Inc..................    18,375    1,196,396
         WellPoint, Inc..............................   504,640   43,399,040
   *     Wright Medical Group, Inc...................    32,357      983,976
         Zoetis, Inc.................................   805,208   24,446,115
                                                                ------------
   Total Health Care.................................            470,515,484
                                                                ------------
   Industrials -- (13.8%)
         AAR Corp....................................    32,906      876,945
         ABM Industries, Inc.........................    64,500    1,719,570
         Aceto Corp..................................    31,686      675,545
         Acme United Corp............................     1,030       14,997
         Actuant Corp. Class A.......................    44,986    1,539,421
   *     Adept Technology, Inc.......................    20,476      353,621
   #     ADT Corp. (The).............................   197,193    5,923,678
   *     AECOM Technology Corp.......................    23,177      664,485
   #*    Aegion Corp.................................    83,805    1,719,679
   #*    Aerovironment, Inc..........................    35,065    1,045,638
         AGCO Corp...................................    58,973    3,145,030
   *     Air Transport Services Group, Inc...........     6,308       39,677
         Alamo Group, Inc............................    22,751    1,142,555
         Alaska Air Group, Inc.......................    52,626    4,161,138
         Albany International Corp. Class A..........    20,551      710,448
   *     Allegion P.L.C..............................    71,036    3,505,627
         Alliant Techsystems, Inc....................    38,805    5,576,278
   (o)*  Allied Defense Group, Inc...................     2,645          212
         AMERCO......................................    29,431    6,555,167

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Industrials -- (Continued)
  #*  Ameresco, Inc. Class A...........................       981 $     9,673
  #   American Railcar Industries, Inc.................    20,003     978,547
      Ampco-Pittsburgh Corp............................     4,007      71,365
  *   AMREP Corp.......................................     1,159       8,345
  #   Apogee Enterprises, Inc..........................    36,374   1,229,441
      Argan, Inc.......................................        21         597
      Arkansas Best Corp...............................    12,135     416,109
  #*  Ascent Solar Technologies, Inc...................     1,951       1,346
  #   Astec Industries, Inc............................    22,925     852,810
  *   Atlas Air Worldwide Holdings, Inc................    36,746   1,298,236
  *   Avis Budget Group, Inc...........................    94,608   3,567,668
      Baltic Trading, Ltd..............................        40         232
      Barnes Group, Inc................................    36,400   1,362,816
      Barrett Business Services, Inc...................    12,955   1,015,802
  *   BlueLinx Holdings, Inc...........................    17,052      27,113
      Brady Corp. Class A..............................    38,500   1,053,360
  #   Briggs & Stratton Corp...........................    41,033     864,565
  #*  Builders FirstSource, Inc........................    12,182      98,065
  #*  CAI International, Inc...........................    17,082     353,427
  *   Casella Waste Systems, Inc. Class A..............    14,362      73,677
  #*  CBIZ, Inc........................................    38,149     328,081
      CDI Corp.........................................    39,837     682,009
      Ceco Environmental Corp..........................     3,773      58,632
  #   Celadon Group, Inc...............................    24,642     512,061
  #   Chicago Rivet & Machine Co.......................       700      29,155
      CIRCOR International, Inc........................     6,849     493,265
  #*  CNH Industrial NV................................    26,635     280,733
  *   Columbus McKinnon Corp...........................    17,542     433,638
      Comfort Systems USA, Inc.........................    44,560     759,302
      Compx International, Inc.........................       500       6,520
  *   Consolidated Graphics, Inc.......................    12,008     778,599
      Courier Corp.....................................     8,245     130,189
      Covanta Holding Corp.............................    94,292   1,697,256
  *   Covenant Transportation Group, Inc. Class A......     7,080      62,021
  #*  CPI Aerostructures, Inc..........................     4,626      64,070
  *   CRA International, Inc...........................     7,613     143,581
      CSX Corp......................................... 1,242,950  33,447,784
      Curtiss-Wright Corp..............................    46,353   2,847,001
  #*  DigitalGlobe, Inc................................    21,971     838,853
  #   Douglas Dynamics, Inc............................    30,234     438,998
  *   Ducommun, Inc....................................    16,645     474,382
  *   Dycom Industries, Inc............................    39,867   1,109,499
      Dynamic Materials Corp...........................     1,436      31,348
      Eastern Co. (The)................................    10,193     158,399
      Eaton Corp. P.L.C................................    78,508   5,738,150
      Ecology and Environment, Inc. Class A............       900      10,242
      EMCOR Group, Inc.................................    50,540   2,148,455
      Encore Wire Corp.................................    19,966   1,020,063
  #*  Energy Recovery, Inc.............................     1,783       7,631
  *   EnerNOC, Inc.....................................    13,197     295,613
  #   EnerSys, Inc.....................................    43,239   2,942,846
  *   Engility Holdings, Inc...........................     7,988     306,020
      Ennis, Inc.......................................    48,483     701,549

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
  #*  EnPro Industries, Inc............................    17,635 $  1,279,243
      ESCO Technologies, Inc...........................    17,601      614,275
  #   Espey Manufacturing & Electronics Corp...........     1,671       52,219
  *   Esterline Technologies Corp......................    44,968    4,629,456
      Exelis, Inc......................................    73,253    1,435,026
  *   Federal Signal Corp..............................    65,358      805,211
      FedEx Corp.......................................   142,324   18,974,636
  *   Flow International Corp..........................    24,393       98,548
      Fortune Brands Home & Security, Inc..............   149,626    6,742,148
  *   Franklin Covey Co................................     3,046       58,209
  #   FreightCar America, Inc..........................     9,404      216,104
  *   FTI Consulting, Inc..............................    25,736      954,033
  *   Furmanite Corp...................................    31,044      362,594
      G&K Services, Inc. Class A.......................    29,714    1,660,715
      GATX Corp........................................    65,445    3,789,265
  #*  Genco Shipping & Trading, Ltd....................     7,630       16,099
  *   Gencor Industries, Inc...........................     8,766       80,297
      General Cable Corp...............................     8,357      238,425
      General Dynamics Corp............................    28,674    2,904,963
      General Electric Co.............................. 5,021,489  126,190,019
  *   Genesee & Wyoming, Inc. Class A..................     1,200      108,408
  *   Gibraltar Industries, Inc........................    42,111      752,102
  *   GP Strategies Corp...............................    18,583      515,678
  #   Granite Construction, Inc........................    27,179      904,789
  #*  Great Lakes Dredge & Dock Corp...................    69,820      525,745
  #*  Greenbrier Cos., Inc.............................    22,451      823,727
  #   Griffon Corp.....................................    67,323      845,577
  *   H&E Equipment Services, Inc......................    59,629    1,805,566
      Hardinge, Inc....................................    19,132      263,448
      Harsco Corp......................................    54,094    1,373,447
  #*  Hawaiian Holdings, Inc...........................    18,070      183,591
      Heidrick & Struggles International, Inc..........    18,234      304,143
  *   Hertz Global Holdings, Inc.......................   278,411    7,244,254
  *   Hill International, Inc..........................    27,154      123,279
  *   Hudson Global, Inc...............................    15,880       63,044
      Huntington Ingalls Industries, Inc...............    47,666    4,529,223
      Hurco Cos., Inc..................................     7,910      205,027
  *   Huron Consulting Group, Inc......................     4,001      265,026
      Hyster-Yale Materials Handling, Inc..............    12,246    1,050,217
  *   ICF International, Inc...........................    31,660    1,065,676
      Ingersoll-Rand P.L.C.............................   213,109   12,528,678
      Insteel Industries, Inc..........................    17,578      327,478
  #   International Shipholding Corp...................    11,354      304,174
      Intersections, Inc...............................    26,279      194,465
  #*  JetBlue Airways Corp.............................   324,893    2,846,063
      Kadant, Inc......................................     5,786      207,775
      KAR Auction Services, Inc........................    18,100      503,542
      KBR, Inc.........................................     3,600      112,680
      Kelly Services, Inc. Class A.....................    41,722    1,000,494
      Kennametal, Inc..................................     1,000       43,340
  *   Key Technology, Inc..............................     3,199       40,755
      Kimball International, Inc. Class B..............    31,258      464,806
  *   Korn/Ferry International.........................    33,148      777,652

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   *   Kratos Defense & Security Solutions, Inc.........   2,711 $    19,601
       L-3 Communications Holdings, Inc................. 100,470  11,159,203
   #*  Lawson Products, Inc.............................   8,847     125,804
   #*  Layne Christensen Co.............................  31,561     535,275
       LB Foster Co. Class A............................   6,682     287,727
   #*  LMI Aerospace, Inc...............................  13,807     190,537
       LS Starrett Co. (The) Class A....................   4,097      65,552
       LSI Industries, Inc..............................  27,715     233,915
   *   Lydall, Inc......................................  14,605     258,070
       Manpowergroup, Inc...............................  22,886   1,782,819
       Marten Transport, Ltd............................  47,782     911,203
       Matson, Inc......................................  62,316   1,491,222
   #   McGrath RentCorp.................................  17,552     642,754
   *   Metalico, Inc....................................  27,024      48,913
   *   Mfri, Inc........................................   8,900     129,228
       Miller Industries, Inc...........................  20,099     368,616
   *   Mobile Mini, Inc.................................  54,461   2,106,007
   *   Moog, Inc. Class A...............................  35,339   2,122,460
       Mueller Industries, Inc..........................  15,456     961,981
       Mueller Water Products, Inc. Class A............. 185,957   1,614,107
       Multi-Color Corp.................................     308      11,076
   *   MYR Group, Inc...................................  19,582     490,921
   *   National Presto Industries, Inc..................     571      43,447
   *   Navigant Consulting, Inc.........................  12,297     216,058
       NL Industries, Inc...............................  51,251     565,811
       NN, Inc..........................................  18,396     325,425
       Norfolk Southern Corp............................ 545,229  50,482,753
       Northrop Grumman Corp............................ 337,038  38,944,741
   *   Northwest Pipe Co................................   8,801     308,739
   #*  Ocean Power Technologies, Inc....................   8,400      19,488
   *   On Assignment, Inc...............................  53,951   1,601,266
   *   Orbital Sciences Corp............................  39,656     969,589
   *   Orion Energy Systems, Inc........................   1,043       6,873
       Oshkosh Corp.....................................  14,466     783,189
   *   Owens Corning.................................... 149,300   5,695,795
   *   PAM Transportation Services, Inc.................  19,428     384,674
       Pentair, Ltd..................................... 117,934   8,766,034
   *   Pike Corp........................................  22,013     232,017
       Powell Industries, Inc...........................   7,529     462,356
   #*  PowerSecure International, Inc...................  19,459     375,559
   #   Providence and Worcester Railroad Co.............     850      15,937
       Quad/Graphics, Inc...............................   2,390      54,803
       Quanex Building Products Corp....................  21,431     406,117
   *   Quanta Services, Inc............................. 168,307   5,246,129
       Raytheon Co......................................  96,954   9,217,417
   *   RCM Technologies, Inc............................  20,293     136,572
       Regal-Beloit Corp................................  16,070   1,190,626
   *   Republic Airways Holdings, Inc...................  48,736     478,100
       Republic Services, Inc........................... 429,755  13,765,053
       Resources Connection, Inc........................  25,955     349,873
   *   Roadrunner Transportation Systems, Inc...........     879      23,074
   #*  Rush Enterprises, Inc. Class A...................  32,603     901,147
   *   Rush Enterprises, Inc. Class B...................  18,522     433,970

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
       Ryder System, Inc................................  89,844 $  6,395,994
   *   Saia, Inc........................................   8,925      300,415
       Schawk, Inc......................................  44,631      539,142
       SIFCO Industries, Inc............................   6,623      196,902
       SkyWest, Inc.....................................  38,506      500,963
   *   SL Industries, Inc...............................     300        7,806
       Southwest Airlines Co............................ 645,761   13,528,693
   #*  Sparton Corp.....................................   9,132      254,509
       SPX Corp.........................................  12,803    1,274,795
   #*  Standard Register Co. (The)......................   6,086       42,663
       Standex International Corp.......................  22,341    1,270,756
       Stanley Black & Decker, Inc...................... 154,919   11,990,731
       Steelcase, Inc. Class A..........................  55,469      819,277
   *   Sterling Construction Co., Inc...................  18,633      201,609
   *   Supreme Industries, Inc. Class A.................   1,433        9,945
       Sypris Solutions, Inc............................   8,460       25,295
   #   TAL International Group, Inc.....................  24,053    1,035,001
   #*  Tecumseh Products Co. Class A....................  12,600      105,840
   *   Tecumseh Products Co. Class B....................   1,400       11,648
       Terex Corp.......................................  27,578    1,130,698
   #*  Tetra Tech, Inc..................................  45,222    1,334,501
   #*  Titan Machinery, Inc.............................   2,883       46,993
   *   TRC Cos., Inc....................................  28,708      194,927
       Trinity Industries, Inc..........................  91,907    5,351,745
       Triumph Group, Inc...............................  57,456    3,931,139
   *   Tufco Technologies, Inc..........................     900        5,454
   *   Tutor Perini Corp................................  33,844      764,874
       Twin Disc, Inc...................................     900       21,213
       Tyco International, Ltd.......................... 240,619    9,742,663
   *   Ultralife Corp...................................  10,710       44,554
       UniFirst Corp....................................  18,705    1,978,989
       Union Pacific Corp............................... 444,064   77,373,711
   #   United Stationers, Inc...........................  24,021      995,190
   #   Universal Forest Products, Inc...................  31,800    1,671,090
       URS Corp.........................................  84,698    4,251,840
   #*  USA Truck, Inc...................................  15,105      222,799
   #   UTi Worldwide, Inc...............................  16,157      253,019
   *   Versar, Inc......................................   5,526       27,022
       Viad Corp........................................  27,114      712,827
   #*  Virco Manufacturing Corp.........................  12,601       33,519
       VSE Corp.........................................     305       13,454
       Waste Connections, Inc...........................   2,800      114,464
       Watts Water Technologies, Inc. Class A...........  53,615    3,003,512
   #   Werner Enterprises, Inc..........................  34,105      888,776
   *   Wesco Aircraft Holdings, Inc.....................   6,228      139,196
   #*  WESCO International, Inc.........................  11,687      969,553
   *   Willdan Group, Inc...............................   1,000        4,730
   *   Willis Lease Finance Corp........................   6,713      113,651
   #*  XPO Logistics, Inc...............................  12,216      304,423
                                                                 ------------
   Total Industrials....................................          647,146,337
                                                                 ------------
   Information Technology -- (6.5%)
   *   Accelrys, Inc....................................  41,733      525,001

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
      Activision Blizzard, Inc.........................   982,162 $16,824,435
  *   Acxiom Corp......................................     7,769     279,373
  *   Advanced Energy Industries, Inc..................    47,985   1,309,990
  *   Agilysys, Inc....................................    16,899     221,377
  #*  Alpha & Omega Semiconductor, Ltd.................       419       3,042
  *   Amtech Systems, Inc..............................     8,571      82,882
  #*  ANADIGICS, Inc...................................    33,721      66,430
  *   Anaren, Inc......................................     9,602     268,376
  #*  AOL, Inc.........................................   105,592   4,865,679
  *   ARRIS Group, Inc.................................   140,787   3,646,383
  *   Arrow Electronics, Inc...........................   182,170   9,359,895
      Astro-Med, Inc...................................     6,285      85,413
  *   ATMI, Inc........................................    31,034     859,021
  *   Aviat Networks, Inc..............................    44,931      85,369
      Avnet, Inc.......................................   139,400   5,725,158
      AVX Corp.........................................   172,540   2,229,217
  #*  Aware, Inc.......................................    14,326      93,119
  *   Axcelis Technologies, Inc........................    17,951      43,441
  *   AXT, Inc.........................................    20,506      50,035
  #*  Bankrate, Inc....................................     4,453      73,875
      Bel Fuse, Inc. Class A...........................     4,174      78,471
      Bel Fuse, Inc. Class B...........................    18,286     350,543
  *   Benchmark Electronics, Inc.......................    93,903   2,134,415
      Black Box Corp...................................    26,448     724,940
  *   Blucora, Inc.....................................    81,156   2,078,405
  *   Brocade Communications Systems, Inc..............   461,513   4,310,531
      Brooks Automation, Inc...........................    50,847     516,097
  *   Bsquare Corp.....................................     4,065      14,268
  *   BTU International, Inc...........................     1,600       4,672
  #*  CACI International, Inc. Class A.................    24,830   1,837,917
  *   Calix, Inc.......................................    16,027     127,094
  *   Cascade Microtech, Inc...........................    24,071     247,931
  #*  Ceva, Inc........................................     3,580      62,256
  *   Checkpoint Systems, Inc..........................    27,235     363,315
  *   CIBER, Inc.......................................    85,855     333,117
      Cisco Systems, Inc...............................   117,637   2,577,427
      Cohu, Inc........................................    40,815     422,843
      Communications Systems, Inc......................    12,612     150,461
      Computer Sciences Corp...........................   205,559  12,417,819
      Comtech Telecommunications Corp..................    15,569     473,609
      Concurrent Computer Corp.........................    13,740     116,515
      Convergys Corp...................................   197,364   4,020,305
  *   CoreLogic, Inc...................................    96,545   3,074,958
      Corning, Inc..................................... 1,201,485  20,677,557
  #*  Cray, Inc........................................    12,866     379,418
  #   CSP, Inc.........................................     2,414      19,674
      CTS Corp.........................................    66,936   1,251,034
  #*  CyberOptics Corp.................................     9,134      63,025
  *   Datalink Corp....................................     1,412      20,516
  #*  Dataram Corp.....................................     1,257       3,193
  *   Digi International, Inc..........................    31,089     320,217
  *   Digital River, Inc...............................    22,145     389,309
  *   Diodes, Inc......................................     4,709     107,883

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   *   DSP Group, Inc...................................  46,713 $   418,548
       EarthLink Holdings Corp..........................  83,735     363,410
   *   EchoStar Corp. Class A...........................  23,551   1,107,604
   *   Edgewater Technology, Inc........................  13,603      72,912
       Electro Rent Corp................................  40,561     682,236
       Electro Scientific Industries, Inc...............  36,298     393,470
   *   Electronics for Imaging, Inc.....................  58,110   2,462,121
   #*  Emcore Corp......................................     744       3,623
   *   Emulex Corp......................................  52,269     384,700
   *   Entegris, Inc....................................     300       3,156
   *   Entropic Communications, Inc.....................   3,600      15,012
       EPIQ Systems, Inc................................  23,453     336,785
   *   ePlus, Inc.......................................   8,745     471,705
   *   Euronet Worldwide, Inc...........................  23,278     997,695
   *   Exar Corp........................................  51,341     565,264
   *   Fabrinet.........................................   4,055      74,896
   *   Fairchild Semiconductor International, Inc....... 118,008   1,505,782
       Fidelity National Information Services, Inc...... 151,857   7,699,150
   #*  Finisar Corp.....................................  61,526   1,458,781
   #*  First Solar, Inc.................................  28,266   1,429,694
   *   FormFactor, Inc..................................  30,568     196,858
   *   Frequency Electronics, Inc.......................  16,953     204,962
   *   GSE Systems, Inc.................................  17,638      30,867
   *   GSI Technology, Inc..............................   9,236      61,512
       Hackett Group, Inc. (The)........................  53,321     314,594
   *   Harmonic, Inc....................................  35,712     234,271
       Hewlett-Packard Co............................... 443,760  12,869,040
   *   Hutchinson Technology, Inc.......................  22,425      85,215
       IAC/InterActiveCorp.............................. 125,298   8,775,872
   #*  ID Systems, Inc..................................  17,291     104,611
   *   Identive Group, Inc..............................  10,175       9,961
   *   Imation Corp.....................................  28,996     139,471
   *   Ingram Micro, Inc. Class A....................... 277,679   6,947,529
   *   Insight Enterprises, Inc.........................  42,100     888,310
   *   Integrated Device Technology, Inc................ 177,893   1,716,667
   *   Integrated Silicon Solution, Inc.................  42,178     496,435
   #*  Internap Network Services Corp...................  32,386     263,946
   #*  International Rectifier Corp.....................  79,000   2,054,790
   *   Interphase Corp..................................   2,999      11,816
       Intersil Corp. Class A........................... 119,798   1,358,509
   #*  Intevac, Inc.....................................   7,954      59,019
   *   IntraLinks Holdings, Inc.........................   3,070      32,481
   *   IntriCon Corp....................................   2,835      12,672
   #*  Itron, Inc.......................................  33,397   1,348,571
       IXYS Corp........................................   3,055      38,768
   *   Juniper Networks, Inc............................ 212,100   5,643,981
   *   Kemet Corp.......................................   2,700      14,904
   *   Key Tronic Corp..................................  17,623     185,042
   *   Kulicke & Soffa Industries, Inc..................  71,688     834,448
   *   KVH Industries, Inc..............................  35,149     463,264
   *   Lattice Semiconductor Corp....................... 108,469     626,951
   #   Leidos Holdings, Inc.............................  10,850     491,939
       Lexmark International, Inc. Class A..............  35,849   1,404,922

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   #*  Limelight Networks, Inc..........................  18,463 $    35,264
   *   LTX-Credence Corp................................  20,165     172,411
   #   ManTech International Corp. Class A..............  12,385     360,404
   #   Marchex, Inc. Class B............................  32,883     307,785
       Marvell Technology Group, Ltd.................... 166,418   2,484,621
   #*  Maxwell Technologies, Inc........................   2,521      20,571
   #*  Measurement Specialties, Inc.....................     251      13,848
       Mentor Graphics Corp.............................  35,620     740,896
   *   Mercury Systems, Inc.............................   2,055      21,989
       Methode Electronics, Inc.........................  79,272   2,668,296
   *   Micron Technology, Inc........................... 758,908  17,485,240
       MKS Instruments, Inc.............................  61,200   1,843,956
   *   ModusLink Global Solutions, Inc..................  68,955     355,118
   *   Nanometrics, Inc.................................  13,265     224,709
   *   NCI, Inc. Class A................................     686       4,562
   #*  NETGEAR, Inc.....................................     428      13,657
   *   Newport Corp.....................................  64,756   1,174,674
   *   Novatel Wireless, Inc............................  22,113      59,042
   #*  OmniVision Technologies, Inc.....................  37,132     571,461
   *   Oplink Communications, Inc.......................  38,456     651,060
       Optical Cable Corp...............................  10,793      42,309
   *   PAR Technology Corp..............................  22,705     122,834
       Park Electrochemical Corp........................   1,642      49,539
   #   PC Connection, Inc...............................  39,267     803,403
       PC-Tel, Inc......................................  33,870     278,073
   *   PCM, Inc.........................................  10,471     104,710
       Perceptron, Inc..................................   8,428     129,875
   *   Performance Technologies, Inc....................  24,790      92,219
   *   Pericom Semiconductor Corp.......................  37,284     308,712
   #*  Photronics, Inc..................................  79,712     661,610
   *   Planar Systems, Inc..............................   3,449       8,657
   *   Plexus Corp......................................  10,626     415,477
   *   PMC - Sierra, Inc................................ 102,988     674,571
   *   Polycom, Inc.....................................  36,977     441,136
   #*  Qualstar Corp....................................  12,400      14,756
   *   Qumu Corp........................................     800      12,056
   *   Radisys Corp.....................................   9,762      27,626
   #*  Rambus, Inc......................................   1,069       9,525
   *   RealNetworks, Inc................................  30,402     221,327
   #*  Reis, Inc........................................  13,511     240,496
   #   RF Industries, Ltd...............................   2,823      18,688
       Richardson Electronics, Ltd......................  24,525     282,773
   #*  Rofin-Sinar Technologies, Inc....................   4,978     114,992
   *   Rogers Corp......................................   7,543     457,860
   *   Rosetta Stone, Inc...............................   1,466      16,243
   *   Rovi Corp........................................  19,000     402,990
   #*  Rudolph Technologies, Inc........................  45,996     505,496
       SanDisk Corp.....................................  13,097     910,896
   *   Sanmina Corp.....................................  39,846     666,225
   *   ScanSource, Inc..................................  14,745     553,527
       Science Applications International Corp..........   6,199     229,425
   *   Seachange International, Inc.....................  39,044     466,966
   *   ShoreTel, Inc....................................   3,200      24,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   Sigma Designs, Inc...............................    11,784 $     55,267
  #*  Smith Micro Software, Inc........................       500          800
  *   SMTC Corp........................................     1,200        2,592
  #*  Sonus Networks, Inc..............................    33,110       99,330
  #*  Spansion, Inc. Class A...........................    21,173      317,595
  *   Speed Commerce, Inc..............................       336        1,344
  *   SS&C Technologies Holdings, Inc..................    25,793    1,001,284
  *   StarTek, Inc.....................................    27,060      172,372
  #*  STR Holdings, Inc................................     1,100        1,650
  *   SunEdison, Inc...................................   154,224    2,145,256
  #*  SunPower Corp....................................    18,322      592,900
  *   Super Micro Computer, Inc........................     5,886      121,016
  *   Supertex, Inc....................................     9,913      264,677
  *   support.com, Inc.................................    25,400       68,580
  *   Sykes Enterprises, Inc...........................    20,292      425,320
  *   SYNNEX Corp......................................    55,900    3,138,785
  *   Tech Data Corp...................................    82,952    4,472,772
  *   TeleCommunication Systems, Inc. Class A..........    54,047      122,687
  *   Telenav, Inc.....................................     9,865       64,123
  #*  Teradyne, Inc....................................    26,789      503,901
  #   Tessco Technologies, Inc.........................     8,689      289,257
      Tessera Technologies, Inc........................    48,635      965,405
  *   TheStreet, Inc...................................    35,273       95,943
  *   TriQuint Semiconductor, Inc......................    59,493      493,792
  *   TSR, Inc.........................................       550        1,645
  *   TTM Technologies, Inc............................    62,635      501,706
      United Online, Inc...............................    17,780      215,316
  #*  Veeco Instruments, Inc...........................    15,978      607,324
  *   Viasystems Group, Inc............................    11,376      148,571
  *   Vicon Industries, Inc............................     5,787       23,727
  *   Video Display Corp...............................       600        2,274
  *   Virtusa Corp.....................................    30,064    1,030,594
  #*  Vishay Intertechnology, Inc......................   228,349    3,100,979
  *   Vishay Precision Group, Inc......................    24,277      345,704
  *   Westell Technologies, Inc. Class A...............    16,329       61,234
      Western Digital Corp.............................   212,781   18,335,339
      Xerox Corp....................................... 1,188,277   12,892,805
  *   XO Group, Inc....................................     6,284       76,225
      Xyratex, Ltd.....................................    28,153      371,901
  *   Yahoo!, Inc...................................... 1,048,770   37,776,695
  *   Zygo Corp........................................    18,732      262,810
  *   Zynga, Inc. Class A..............................   170,882      751,881
                                                                  ------------
  Total Information Technology.........................            305,178,562
                                                                  ------------
  Materials -- (3.2%)
      A Schulman, Inc..................................    32,960    1,119,651
  #   Alcoa, Inc.......................................   888,828   10,230,410
      Allegheny Technologies, Inc......................    22,777      716,109
  #*  AM Castle & Co...................................    36,370      498,996
  *   American Pacific Corp............................     7,647      355,050
      Ashland, Inc.....................................   112,560   10,446,694
      Axiall Corp......................................    26,423    1,054,278
  #   Bemis Co., Inc...................................    24,092      927,783

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Materials -- (Continued)
       Cabot Corp.......................................  46,280 $ 2,252,448
   *   Century Aluminum Co..............................  15,822     184,643
   *   Chemtura Corp....................................  49,368   1,238,149
   *   Clearwater Paper Corp............................  16,822     958,013
   #   Cliffs Natural Resources, Inc....................  35,738     690,458
   *   Coeur Mining, Inc................................ 128,160   1,300,824
       Commercial Metals Co.............................  85,208   1,624,064
   *   Continental Materials Corp.......................     100       2,166
   *   Core Molding Technologies, Inc...................  11,847     145,126
       Cytec Industries, Inc............................  64,700   5,821,059
       Domtar Corp......................................  30,917   3,320,795
       Dow Chemical Co. (The)...........................  14,000     637,140
   *   Ferro Corp.......................................  42,247     531,467
       Freeport-McMoRan Copper & Gold, Inc.............. 147,916   4,793,958
       Friedman Industries, Inc.........................  16,110     134,196
   #   FutureFuel Corp..................................   6,104      99,861
   *   Graphic Packaging Holding Co..................... 154,000   1,463,000
       Greif, Inc. Class A..............................   4,885     247,328
   #*  Headwaters, Inc..................................  23,663     263,133
   #   Hecla Mining Co.................................. 203,366     616,199
   #*  Horsehead Holding Corp...........................  49,015     750,910
       Huntsman Corp....................................  50,242   1,101,305
       International Paper Co........................... 493,615  23,565,180
   #   Kaiser Aluminum Corp.............................  27,181   1,897,506
   *   KapStone Paper and Packaging Corp................  80,984   2,265,122
   *   Kraton Performance Polymers, Inc.................   5,435     135,929
       Kronos Worldwide, Inc............................   4,331      67,044
   *   Landec Corp......................................  37,056     398,352
   *   Louisiana-Pacific Corp........................... 173,457   3,040,701
       LyondellBasell Industries NV Class A.............  71,793   5,654,417
       Materion Corp....................................  18,497     491,465
       MeadWestvaco Corp................................ 188,451   6,797,428
   *   Mercer International, Inc........................  21,725     202,911
       Minerals Technologies, Inc.......................  34,280   1,771,590
       Myers Industries, Inc............................  64,720   1,239,388
       Neenah Paper, Inc................................   7,684     333,793
   *   Northern Technologies International Corp.........   3,035      55,905
       Nucor Corp.......................................  83,945   4,058,741
   #   Olin Corp........................................  62,261   1,600,730
       Olympic Steel, Inc...............................   9,986     276,512
   *   OM Group, Inc....................................  42,299   1,367,950
   *   Penford Corp.....................................  26,122     323,390
       PH Glatfelter Co.................................  50,600   1,568,094
       PolyOne Corp.....................................   8,983     319,435
       Reliance Steel & Aluminum Co.....................  93,801   6,561,380
   *   Resolute Forest Products, Inc....................   1,817      35,068
       Rock Tenn Co. Class A............................  26,305   2,669,431
   #*  RTI International Metals, Inc....................  50,032   1,556,996
   #   Schnitzer Steel Industries, Inc. Class A.........  14,397     380,369
       Sealed Air Corp..................................  46,499   1,450,304
       Sensient Technologies Corp.......................  38,101   1,863,901
       Steel Dynamics, Inc..............................  94,919   1,566,163
   *   Stillwater Mining Co.............................  59,549     746,744

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES      VALUE+
                                                      --------- ------------
   Materials -- (Continued)
   *     SunCoke Energy, Inc.........................    62,210 $  1,379,818
   #     Synalloy Corp...............................     5,144       78,652
   *     Texas Industries, Inc.......................    33,762    2,539,578
   #     Tredegar Corp...............................    40,177      995,988
         Tronox, Ltd. Class A........................     1,600       35,136
   #*    Universal Stainless & Alloy Products, Inc...     9,093      288,612
         Vulcan Materials Co.........................    58,246    3,595,526
   #     Wausau Paper Corp...........................    13,070      178,536
         Westlake Chemical Corp......................    79,076    9,610,897
         Worthington Industries, Inc.................    47,320    1,918,353
   *     Zoltek Cos., Inc............................    34,022      568,167
                                                                ------------
   Total Materials...................................            148,976,415
                                                                ------------
   Other -- (0.0%)
   (o)*  Gerber Scientific, Inc. Escrow Shares.......    47,409           --
   (o)*  Petrocorp, Inc. Escrow Shares...............       900           --
                                                                ------------
   Total Other.......................................                     --
                                                                ------------
   Real Estate Investment Trusts -- (0.0%)
         Geo Group, Inc. (The).......................     5,052      169,141
                                                                ------------
   Telecommunication Services -- (4.2%)
         AT&T, Inc................................... 4,065,906  135,475,988
         Atlantic Tele-Network, Inc..................        84        4,893
   *     Cbeyond, Inc................................    11,274       81,849
   #     CenturyLink, Inc............................   510,163   14,723,304
   #     Frontier Communications Corp................   696,949    3,275,660
   *     General Communication, Inc. Class A.........    45,867      446,286
   #*    Iridium Communications, Inc.................    14,800       93,832
   *     Leap Wireless International, Inc............     8,393      147,297
         Lumos Networks Corp.........................       500        9,505
   *     ORBCOMM, Inc................................    44,499      307,043
   *     Premiere Global Services, Inc...............     2,000       21,800
   #     Shenandoah Telecommunications Co............     3,026       75,953
   #*    Sprint Corp.................................   824,326    6,817,176
   #     T-Mobile US, Inc............................   113,786    3,478,438
         Telephone & Data Systems, Inc...............   154,629    4,178,075
   #     United States Cellular Corp.................    33,568    1,486,727
         USA Mobility, Inc...........................    12,522      178,564
         Verizon Communications, Inc.................   547,535   26,292,631
   *     Vonage Holdings Corp........................    85,934      396,156
                                                                ------------
   Total Telecommunication Services..................            197,491,177
                                                                ------------
   Utilities -- (0.3%)
   *     Calpine Corp................................    62,921    1,194,241
   #     Consolidated Water Co., Ltd.................     6,656       85,596
   *     Genie Energy, Ltd. Class B..................     5,000       50,000
         NRG Energy, Inc.............................   367,799   10,243,202
         Ormat Technologies, Inc.....................    20,134      496,303
         SJW Corp....................................     6,569      187,939

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
   Utilities -- (Continued)
          UGI Corp................................     52,659 $    2,284,874
                                                              --------------
   Total Utilities................................                14,542,155
                                                              --------------
   TOTAL COMMON STOCKS............................             4,478,425,493
                                                              --------------
   RIGHTS/WARRANTS -- (0.0%)
   (o)#*  Magnum Hunter Resources Corp. Warrants
            04/15/16..............................      8,220             --
                                                              --------------
   TEMPORARY CASH INVESTMENTS -- (0.5%)
          State Street Institutional Liquid
            Reserves, 0.060%...................... 23,179,973     23,179,973
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
   SECURITIES LENDING COLLATERAL -- (4.2%)
   (S)@   DFA Short Term Investment Fund.......... 17,280,979    199,940,924
                                                              --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,815,296,278)^^                                  $4,701,546,390
                                                              ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  843,119,997           --   --    $  843,119,997
   Consumer Staples..............    326,734,704           --   --       326,734,704
   Energy........................    666,688,152           --   --       666,688,152
   Financials....................    857,856,793 $      6,576   --       857,863,369
   Health Care...................    470,455,711       59,773   --       470,515,484
   Industrials...................    647,146,125          212   --       647,146,337
   Information Technology........    305,178,562           --   --       305,178,562
   Materials.....................    148,976,415           --   --       148,976,415
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        169,141           --   --           169,141
   Telecommunication Services....    197,491,177           --   --       197,491,177
   Utilities.....................     14,542,155           --   --        14,542,155
Rights/Warrants..................             --           --   --                --
Temporary Cash Investments.......     23,179,973           --   --        23,179,973
Securities Lending Collateral....             --  199,940,924   --       199,940,924
                                  -------------- ------------   --    --------------
TOTAL............................ $4,501,538,905 $200,007,485   --    $4,701,546,390
                                  ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2014, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.


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

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................ $10,358,777,957
The DFA International Value Series.............................   7,750,249,813
The Emerging Markets Series....................................   2,931,263,081
The Tax-Managed U.S. Marketwide Value Series...................   2,815,947,881

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

                                      108

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OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

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ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 26, 2014

By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: March 26, 2014